                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes  American  Skandia XTra CreditSM  FOUR, a flexible  premium  deferred  annuity (the  "Annuity")  offered by
American  Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity  contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 70. The Annuity or certain of its investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

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American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.
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If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the annuity's account value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  planning because it allows you to accumulate  retirement savings and also offers payout options  when you are ready to begin  receiving  income.  The Annuity  also  offers one or more death  benefits  that can protect  your retirement  savings  if you die  during  a period  of  declining  markets.  It may be used as an  investment  vehicle  for  "qualified"
investments,  including an IRA, SEP-IRA,  Roth IRA or Tax Sheltered Annuity (or 403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment  options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should  consider that the Annuity does not provide any  additional  tax advantages to the preferential  treatment  already  available  through your retirement plan under the Internal Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

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These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.
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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                              FOR FURTHER INFORMATION CALL 1-800-752-6342
Prospectus Dated: January 23, 2002                                       Statement of Additional Information Dated: January 23, 2002
ASXT II Four-PROS- (01/2002)                                                                                             ASXT IIPROS

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If you purchase this Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
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4        This Annuity  features the same Insurance  Charge as many of American  Skandia's  other variable  annuities.  However,  if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender your Annuity,  the  contingent  deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other  variable  annuities.
     As with any annuity that  features a CDSC,  you should  consider your need to access your account value during the CDSC period and whether the liquidity provision under the Annuity will satisfy that need.
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4        The XTra  CreditSM  amount is included in your  account  value.  However,  American  Skandia may take back the  original  XTra
     CreditSM  amount  applied to your  purchase  payment if you die, or elect to withdraw all or a portion of your account value under the medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.
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4        We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
     CreditSM amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only applies  during the first six annuity  years.  The total  asset-based  charges on those  annuities  are higher during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer  period of time than on this Annuity;  however the CDSC on those annuities  applies from the issue date of the annuity,  not separately to each purchase payment.
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=======================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X|      The  Annuity is a  "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw your Account Value before the Maturity Date.
|X|      The Annuity  features two distinct phases - the  accumulation  period and the payout period.  During the  accumulation  period your Account Value is allocated to one or more underlying  investment options.  The variable investment options,  each a Class 1
       Sub-account of American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.
       Currently,  portfolios of the following underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable
       Series,  Wells Fargo Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  Evergreen Variable Annuity Trust,  ProFunds VP,
       First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity offers a Credit which we add to your Annuity with each Purchase Payment we receive.
|X|      This  Annuity  offers a basic  Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity Owners can purchase an optional life insurance  rider called Plus40(TM)which provides an income  tax-free life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any Credits we applied to your Purchase
Payments  that we are  entitled  to  recover  under  certain  circumstances.  The  Account  Value  is  determined  separately  for each
Sub-account and for each Fixed Allocation,  and then totaled to determine  Account Value for your entire Annuity.  The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application of Account Value to one of the available  annuity  options to begin  receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation  on any date  other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed  Allocation plus all interest  credited to the Fixed  Allocation as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge, the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee,  Transfer Fee and the Tax Charge.  The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity.  Each underlying mutual fund portfolio assesses a charge for investment  management,  other expenses and with some funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  funds.  In certain  states,  a premium tax charge may be  applicable.  All of these fees and expenses are described in more detail within this Prospectus.

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                                                       YOUR TRANSACTION EXPENSES
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------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         FEE/EXPENSE                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
Contingent Deferred Sales                                                                   9+              Upon Surrender or
Charge                                                                                                     Partial Withdrawal

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.0%   6.0%    5.0%   4.0%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                The charge is a percentage of each applicable Purchase Payment.
                                 The period is measured from the date each Purchase Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                        Lesser of $35 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

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                                                           OPTIONAL BENEFITS
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GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.30% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
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 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
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                                                     OPTIONAL LIFE INSURANCE RIDER
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                                                                                                        The charge is based on age and
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                       is a percentage of your
We offer an income  tax-free life insurance  benefit to your  Beneficiary(ies)  that may be useful in       Account Value as of the
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    anniversary of the Issue Date
death.  Please refer to the Appendix for a detailed description of this Rider.                            of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a detailed
                                                                                                           breakdown of the charge.
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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
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Below are the investment  management fees, other expenses,  and the total annual expenses for each underlying  Portfolio as of December
31,  2000,  except as noted.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net  assets.  For certain of the  underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net
Annual  Portfolio  Operating  Expenses"  reflect the combination of the Portfolio's  investment  management fee, other expenses and any
12b-1 fees, net of any fee waivers and expense  reimbursements.  The expenses  shown below are deducted by the  underlying  mutual fund before it provides  American  Skandia with the daily net asset value.  Any footnotes  about  expenses  appear after the list of all the portfolios.  The  underlying  mutual  fund  portfolio  information  was  provided  by the  underlying  mutual  funds  and has not  been independently  verified by us. See the  prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus  and statement of additional  information  for the  underlying  Portfolios can be obtained by calling
1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses
                                                                                                                 1
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 2
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan 3                                 1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST Strong International Equity                     0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST American Century International Growth 4         1.00%          0.24%          0.00%         1.24%          N/A         1.24%
  AST MFS Global Equity                               1.00%          1.11%          0.00%         2.11%         0.36%        1.75%
  AST PBHG Small-Cap Growth                           0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST DeAm Small-Cap Growth                           0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth 3                   0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-CapValue                          0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value 3                         0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet 3                             1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value 3                         1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value 5             0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value                    0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture 3                    0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC 6                                                0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear 6                                               0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus 6                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology 6                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy 6                                             0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial 6                                          0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare 6                                         0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate 6                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology 6                                         0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications 6                                 0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities 6                                          0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund LLC:
First Trust(R)10 Uncommon Values                       0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth 7                    0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and reimbursements.
2        American  Skandia  Trust  (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under  Rule  12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution  Fee estimates are derived and annualized  from data regarding  commission  amounts  directed under the  Distribution
     Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the Distribution Plan will vary and the  amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts  listed in the above chart.
3        These  Portfolios  commenced  operations on October 23, 2000.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        This  Portfolio's  expense  information  reflects  the addition of the net assets of the AST  American  Century  International
     Growth Portfolio II ("Portfolio II") as a result of the merger between this Portfolio and Portfolio II.
5        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on  estimated amounts for the fiscal year ending December 31, 2001.
6        These  Portfolios  commenced  operations on January 22, 2001.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
7        This Portfolio  commenced  operations on April 15, 2001.  "Other Expenses" are based on estimated  amounts for the fiscal year ending December 31, 2001 and include a 0.15%  Administration  Fee. The 0.06% fee waiver and expense  reimbursement is currently in effect but may be eliminated.  Therefore,  the Expense Examples reflect the Total Annual Portfolio Operating Expenses, not the Net
     Annual Portfolio Operating Expenses.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and  expenses  you will incur with the Annuity  over certain periods of time based on specific  assumptions.  The examples reflect the Insurance Charge,  Contingent  Deferred Sales Charges
(when applicable),  the Annual  Maintenance Fee, the charges deducted by the underlying mutual fund portfolios,  as well as the charges for the optional benefits that are offered under the Annuity.  The Securities and Exchange Commission ("SEC") requires these examples.

The  examples  shown  assume  that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable)  is reflected  as an  asset-based charge based on an assumed  average  contract size; (d) you make no withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender  or other  transactions  that we charge a fee for during the  period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying mutual fund portfolios  reflect the continued waiver of fees or reimbursement of expenses through each period shown (refer to the "Net Annual  Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual Fund
Portfolio Annual Expenses");  (h) the optional charges are reflected as charges equal to 0.25% for the Guaranteed Return Option,  0.25%
for the Enhanced  Beneficiary  Protection,  and 0.30% for the Guaranteed  Minimum Death Benefit;  and (i) the Credit applicable to your
Annuity is 4% of Purchase  Payments.  The charges for the optional  benefits are deducted on an annual basis in arrears.  Amounts shown in the examples are rounded to the nearest  dollar.  The Credit may be less when total Purchase  Payments are less then $10,000 and may be more when total Purchase Payments are at least $5,000,000 (see "How do I Receive Credits?").

Expense  Examples are provided for the basic Annuity contract without any optional  benefits,  for the basic Annuity contract  assuming that you elect one of the  following:  the Guaranteed  Return Option,  the Enhanced  Beneficiary  Protection or the Guaranteed  Minimum
Death Benefit;  and for the basic Annuity contract  assuming you elect both the Guaranteed  Return Option and the Enhanced  Beneficiary
Protection, or both the Guaranteed Return Option and the Guaranteed Minimum Death Benefit.

Unlike the annual charge for either the  Guaranteed  Return Option or the Enhanced  Beneficiary  Protection,  the annual charge for the
Guaranteed  Minimum  Death  Benefit  is based on the Death  Benefit  and not the  Account  Value.  You  cannot  purchase  the  Enhanced
Beneficiary Protection with any other optional death benefit or life insurance rider.

Expense Examples are not provided for the Plus40(TM)Optional Life Insurance Rider because it is supported by American  Skandia's  general account and is not subject to, or registered as a security  under,  either the Securities Act of 1933 or the Investment  Company Act of
1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual charge from the Annuity,  charges are deducted as a partial  withdrawal from the Annuity,  subject to applicable  taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

18

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------                                   -------- -------- ------- -------- ------- -------- -------- -------
AST Founders Passport                      30       92      157      330      33      100      170     355      33       100     170      355      33      102      173     364
AST Scudder Japan                          34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
AST Strong International Equity            28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST American Century International         29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
Growth
AST MFS Global Equity                      34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
AST PBHG Small-Cap Growth                  27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
AST DeAm Small-Cap Growth                  27       84      143      304      30      92       157     330      30       92      157      330      31      94       160     339
AST Federated Aggressive Growth            30       91      155      327      32      99       168     351      32       99      168      351      33      101      172     362
AST Goldman Sachs Small Cap Value          28       85      145      307      30      93       158     331      30       93      158      331      31      94       161     341
AST Gabelli Small-Cap Value                27       84      143      303      30      92       156     329      30       92      156      329      31      94       160     339
AST Janus Mid-Cap Growth                   29       89      152      320      32      97       164     344      32       97      164      344      32      99       168     354
AST Neuberger Berman Mid-Cap Growth        27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST Neuberger Berman Mid-Cap Value         29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
AST Alger All-Cap Growth                   29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     351
AST Gabelli All-Cap Value                  31       94      160      337      33      102      173     361      33       102     173      361      34      104      177     371
AST Kinetics Internet                      30       93      158      331      33      101      171     357      33       101     171      357      33      102      174     366
AST T.Rowe Price Natural Resources         28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST Alliance Growth                        28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST MFS Growth                             28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST Marsico Capital Growth                 26       81      138      294      29      89       152     320      29       89      152      320      30      91       156     331
AST JanCap Growth                          26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326
AST Janus Strategic Value                  30       91      155      327      32      99       168     351      32       99      168      351      33      101      172     362
AST Alliance/Bernstein Growth + Value      28       85      145      307      31      94       159     334      31       94      159      334      31      95       162     343
AST Sanford Bernstein Core Value           26       81      138      293      29      89       151     318      29       89      151      318      29      90       154     328
AST Cohen & Steers Realty                  29       89      152      320      32      97       164     344      32       97      164      344      32      99       168     354
AST Sanford Bernstein Managed Index 500    24       73      125      267      26      81       138     294      26       81      138      294      27      83       142     303
AST American Century Income & Growth       25       78      133      284      28      86       147     310      28       86      147      310      29      88       150     320
AST Alliance Growth and Income             27       82      139      296      29      89       152     321      29       89      152      321      30      91       156     331
AST MFS Growth with Income                 28       87      148      314      31      95       162     340      31       95      162      340      32      97       166     350
AST INVESCO Equity Income                  25       78      133      284      28      86       147     310      28       86      147      310      29      88       150     320
AST AIM Balanced                           26       79      134      286      28      86       147     311      28       86      147      311      29      88       151     321
AST American Century Strategic Balanced    27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     335
AST T. Rowe Price Asset Allocation         27       83      141      299      30      91       154     325      30       91      154      325      30      92       157     333
AST T. Rowe Price Global Bond              27       84      143      303      30      92       156     329      30       92      156      329      31      94       160     339
AST Federated High Yield                   26       79      135      287      28      87       148     313      28       87      148      313      29      88       151     321
AST Lord Abbett Bond-Debenture             28       86      147      311      31      94       160     337      31       94      160      337      31      96       163     345
AST PIMCO Total Return Bond                24       74      127      271      27      82       140     297      27       82      140      297      27      84       143     307
AST PIMCO Limited Maturity Bond            25       76      130      277      27      84       143     303      27       84      143      303      28      86       147     313
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Money Market                           22       67      115      247      24      75       128     274      24       75      128      274      25      77       132     283

MV Emerging Markets                        32       98      166      348      35      106      179     372      35       106     179      372      35      107      182     381

WFVT Equity Income                         26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326

INVESCO VIF Technology                     26       81      138      293      29      89       151     318      29       89      151      318      29      90       154     328
INVESCO VIF Health Sciences                27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Financial Services             27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
INVESCO VIF Telecommunications             27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Dynamics                       27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335

Evergreen VA Global Leaders                26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     326
Evergreen VA Omega                         23       70      120      257      25      78       133     284      25       78      133      284      26      80       137     293
Evergreen VA Special Equity                26       81      138      294      29      89       152     320      29       89      152      320      30      91       156     331

ProFund VP Europe 30                       34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
ProFund VP UltraSmall-Cap                  37      113      191      395      40      121      204     418      40       121     204      418      40      122      207     429
ProFund VP UltraOTC                        34      104      176      366      37      112      189     390      37       112     189      390      37      113      192     400
ProFund VP OTC                             36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Bear                            36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Bull Plus                       36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Biotechnology                   37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Energy                          37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Financial                       37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Healthcare                      37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Real Estate                     37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Technology                      37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Telecommunications              37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424
ProFund VP Utilities                       37      112      189      390      39      119      201     414      39       119     201      414      40      121      205     424

First Trust(R)10 Uncommon Values            30       92      156      329      33      100      169     354      33       100     169      354      33      101      172     363

SP Jennison International Growth           34      103      174      362      36      110      186     385      36       110     186      385      37      112      190     397
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------
AST Founders Passport                      35      107      182      379      36      110      186     389
AST Scudder Japan                          39      119      201      415      40      121      204     423
AST Strong International Equity            33      101      171      358      34      103      175     368
AST American Century International         34      103      175      365      34      105      178     375
Growth
AST MFS Global Equity                      39      119      201      415      40      121      204     423
AST PBHG Small-Cap Growth                  32       98      167      349      33      100      170     358
AST DeAm Small-Cap Growth                  33      100      170      355      33      102      173     364
AST Federated Aggressive Growth            35      107      181      376      36      109      185     387
AST Goldman Sachs Small Cap Value          33      101      171      357      33      102      173     365
AST Gabelli Small-Cap Value                33      100      169      354      33      101      172     363
AST Janus Mid-Cap Growth                   34      104      177      369      35      106      181     379
AST Neuberger Berman Mid-Cap Growth        32       98      167      350      33      100      171     360
AST Neuberger Berman Mid-Cap Value         34      103      175      365      34      105      178     375
AST Alger All-Cap Growth                   34      103      175      365      34      105      178     375
AST Gabelli All-Cap Value                  36      110      186      386      37      112      190     397
AST Kinetics Internet                      36      109      184      381      36      110      187     390
AST T.Rowe Price Natural Resources         33      102      173      361      34      104      177     371
AST Alliance Growth                        33      101      171      358      34      103      175     368
AST MFS Growth                             33      102      173      361      34      104      177     371
AST Marsico Capital Growth                 32       97      165      347      32      99       168     355
AST JanCap Growth                          31       96      163      341      32      98       167     352
AST Janus Strategic Value                  35      107      181      376      36      109      185     387
AST Alliance/Bernstein Growth + Value      33      101      172      359      34      103      175     368
AST Sanford Bernstein Core Value           32       97      164      344      32      98       167     353
AST Cohen & Steers Realty                  34      104      177      369      35      106      181     379
AST Sanford Bernstein Managed Index 500    29       89      152      320      30      91       155     330
AST American Century Income & Growth       31       94      160      337      31      96       163     345
AST Alliance Growth and Income             32       97      165      347      32      99       168     355
AST MFS Growth with Income                 34      103      175      365      34      105      178     374
AST INVESCO Equity Income                  31       94      160      337      31      96       163     345
AST AIM Balanced                           31       94      160      337      31      96       163     346
AST American Century Strategic Balanced    32       99      168      351      33      101      172     362
AST T. Rowe Price Asset Allocation         32       98      167      350      33      100      171     360
AST T. Rowe Price Global Bond              33      100      169      354      33      101      172     363
AST Federated High Yield                   31       95      161      338      31      96       164     347
AST Lord Abbett Bond-Debenture             33      102      173      361      34      104      177     371
AST PIMCO Total Return Bond                29       90      153      323      30      92       157     333
AST PIMCO Limited Maturity Bond            30       92      156      329      31      94       160     339
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Money Market                           27       83      142      301      28      85       146     311

MV Emerging Markets                        37      113      191      395      38      115      195     407

WFVT Equity Income                         31       96      163      341      32      98       167     352

INVESCO VIF Technology                     32       97      164      344      32      98       167     353
INVESCO VIF Health Sciences                32       98      167      349      33      100      170     358
INVESCO VIF Financial Services             32       98      167      350      33      100      171     360
INVESCO VIF Telecommunications             32       98      166      348      33      100      170     358
INVESCO VIF Dynamics                       32       98      167      350      33      100      171     360

Evergreen VA Global Leaders                31       96      163      343      32      98       167     353
Evergreen VA Omega                         28       86      147      310      28      87       149     319
Evergreen VA Special Equity                32       97      165      347      32      99       168     355

ProFund VP Europe 30                       39      119      201      415      40      121      204     423
ProFund VP UltraSmall-Cap                  43      129      217      442      43      130      219     450
ProFund VP UltraOTC                        39      119      201      415      40      121      204     423
ProFund VP OTC                             41      125      211      432      42      127      214     442
ProFund VP Bear                            41      125      211      432      42      127      214     442
ProFund VP Bull Plus                       41      125      211      432      42      127      214     442
ProFund VP Biotechnology                   42      127      213      436      42      128      216     445
ProFund VP Energy                          42      127      213      436      42      128      216     445
ProFund VP Financial                       42      127      213      436      42      128      216     445
ProFund VP Healthcare                      42      127      213      436      42      128      216     445
ProFund VP Real Estate                     42      127      213      436      42      128      216     445
ProFund VP Technology                      42      127      213      436      42      128      216     445
ProFund VP Telecommunications              42      127      213      436      42      128      216     445
ProFund VP Utilities                       42      127      213      436      42      128      216     445

First Trust(R)10 Uncommon Values            35      107      181      377      36      109      185     387

SP Jennison International Growth           39      118      199      410      39      119      202     419
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
                                         -------- ------- --------         -------- -------- -------- -------
----------------------------------------                           -------                                    -------- -------- ------- ------- -------- -------- -------- -------
AST Founders Passport                      115     177      227     330      118      185      240     355      118      185     240     355      118      187      243     364
AST Scudder Japan                          119     189      246     366      122      197      259     390      122      197     259     390      122      198      262     400
AST Strong International Equity            113     170      215     307      115      178      228     333      115      178     228     333      116      180      232     343
AST American Century International         114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
Growth
AST MFS Global Equity                      119     189      246     366      122      197      259     390      122      197     259     390      122      198      262     400
AST PBHG Small-Cap Growth                  112     167      210     297      114      175      223     323      114      175     223     323      115      177      227     333
AST DeAm Small-Cap Growth                  112     169      213     304      115      177      227     330      115      177     227     330      116      179      230     339
AST Federated Aggressive Growth            115     176      225     327      117      184      238     351      117      184     238     351      118      186      242     362
AST Goldman Sachs Small Cap Value          113     170      215     307      115      178      228     331      115      178     228     331      116      179      231     341
AST Gabelli Small-Cap Value                112     169      213     303      115      177      226     329      115      177     226     329      116      179      230     339
AST Janus Mid-Cap Growth                   114     174      222     320      117      182      234     344      117      182     234     344      117      184      238     354
AST Neuberger Berman Mid-Cap Growth        112     168      212     300      115      176      225     327      115      176     225     327      115      178      228     335
AST Neuberger Berman Mid-Cap Value         114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
AST Alger All-Cap Growth                   114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     351
AST Gabelli All-Cap Value                  116     179      230     337      118      187      243     361      118      187     243     361      119      189      247     371
AST Kinetics Internet                      115     178      228     331      118      186      241     357      118      186     241     357      118      187      244     366
AST T.Rowe Price Natural Resources         113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST Alliance Growth                        113     170      215     307      115      178      228     333      115      178     228     333      116      180      232     343
AST MFS Growth                             113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST Marsico Capital Growth                 111     166      208     294      114      174      222     320      114      174     222     320      115      176      226     331
AST JanCap Growth                          111     165      207     290      114      173      220     317      114      173     220     317      114      175      223     326
AST Janus Strategic Value                  115     176      225     327      117      184      238     351      117      184     238     351      118      186      242     362
AST Alliance/Bernstein Growth + Value      113     170      215     307      116      179      229     334      116      179     229     334      116      180      232     343
AST Sanford Bernstein Core Value           111     166      208     293      114      174      221     318      114      174     221     318      114      175      224     328
AST Cohen & Steers Realty                  114     174      222     320      117      182      234     344      117      182     234     344      117      184      238     354
AST Sanford Bernstein Managed Index 500    109     158      195     267      111      166      208     294      111      166     208     294      112      168      212     303
AST American Century Income & Growth       110     163      203     284      113      171      217     310      113      171     217     310      114      173      220     320
AST Alliance Growth and Income             112     167      209     296      114      174      222     321      114      174     222     321      115      176      226     331
AST MFS Growth with Income                 113     172      218     314      116      180      232     340      116      180     232     340      117      182      236     350
AST INVESCO Equity Income                  110     163      203     284      113      171      217     310      113      171     217     310      114      173      220     320
AST AIM Balanced                           111     164      204     286      113      171      217     311      113      171     217     311      114      173      221     321
AST American Century Strategic Balanced    112     168      212     301      115      176      225     327      115      176     225     327      115      178      228     335
AST T. Rowe Price Asset Allocation         112     168      211     299      115      176      224     325      115      176     224     325      115      177      227     333
AST T. Rowe Price Global Bond              112     169      213     303      115      177      226     329      115      177     226     329      116      179      230     339
AST Federated High Yield                   111     164      205     287      113      172      218     313      113      172     218     313      114      173      221     321
AST Lord Abbett Bond-Debenture             113     171      217     311      116      179      230     337      116      179     230     337      116      181      233     345
AST PIMCO Total Return Bond                109     159      197     271      112      167      210     297      112      167     210     297      112      169      213     307
AST PIMCO Limited Maturity Bond            110     161      200     277      112      169      213     303      112      169     213     303      113      171      217     313
AST Money Market                           107     152      185     247      109      160      198     274      109      160     198     274      110      162      202     283
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
MV Emerging Markets                        117     183      236      348     120      191      249     372      120      191     249      372     120      192      252     381

WFVT Equity Income                         111     165      207      290     114      173      220     317      114      173     220      317     114      175      223     326

INVESCO VIF Technology                     111     166      208      293     114      174      221     318      114      174     221      318     114      175      224     328
INVESCO VIF Health Sciences                112     167      210      297     114      175      223     323      114      175     223      323     115      177      227     333
INVESCO VIF Financial Services             112     168      212      300     115      176      225     327      115      176     225      327     115      178      228     335
INVESCO VIF Telecommunications             112     167      210      297     114      175      223     323      114      175     223      323     115      177      227     333
INVESCO VIF Dynamics                       112     168      212      300     115      176      225     327      115      176     225      327     115      178      228     335

Evergreen VA Global Leaders                111     165      207      291     114      173      220     317      114      173     220      317     114      175      223     326
Evergreen VA Omega                         108     155      190      257     110      163      203     284      110      163     203      284     111      165      207     293
Evergreen VA Special Equity                111     166      208      294     114      174      222     320      114      174     222      320     115      176      226     331

ProFund VP Europe 30                       119     189      246      366     122      197      259     390      122      197     259      390     122      198      262     400
ProFund VP UltraSmall-Cap                  122     198      261      395     125      206      274     418      125      206     274      418     125      207      277     429
ProFund VP UltraOTC                        119     189      246      366     122      197      259     390      122      197     259      390     122      198      262     400
ProFund VP OTC                             121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Bear                            121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Bull Plus                       121     195      256      385     124      203      269     410      124      203     269      410     124      204      272     419
ProFund VP Biotechnology                   122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Energy                          122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Financial                       122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Healthcare                      122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Real Estate                     122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Technology                      122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Telecommunications              122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424
ProFund VP Utilities                       122     197      259      390     124      204      271     414      124      204     271      414     125      206      275     424

First Trust(R)10 Uncommon Values            115     177      226      329     118      185      239     354      118      185     239      354     118      186      242     363

SP Jennison International Growth           119     188      244      362     121      195      256     385      121      195     256      385     122      197      260     397
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
                                         -------- ------- --------          ------- -------- -------- -------
----------------------------------------                           --------
AST Founders Passport                      120     192      252      379     121      195      256     389
AST Scudder Japan                          124     204      271      415     125      206      274     423
AST Strong International Equity            118     186      241      358     119      188      245     368
AST American Century International         119     188      245      365     119      190      248     375
Growth
AST MFS Global Equity                      124     204      271      415     125      206      274     423
AST PBHG Small-Cap Growth                  117     183      237      349     118      185      240     358
AST DeAm Small-Cap Growth                  118     185      240      355     118      187      243     364
AST Federated Aggressive Growth            120     192      251      376     121      194      255     387
AST Goldman Sachs Small Cap Value          118     186      241      357     118      187      243     365
AST Gabelli Small-Cap Value                118     185      239      354     118      186      242     363
AST Janus Mid-Cap Growth                   119     189      247      369     120      191      251     379
AST Neuberger Berman Mid-Cap Growth        117     183      237      350     118      185      241     360
AST Neuberger Berman Mid-Cap Value         119     188      245      365     119      190      248     375
AST Alger All-Cap Growth                   119     188      245      365     119      190      248     375
AST Gabelli All-Cap Value                  121     195      256      386     122      197      260     397
AST Kinetics Internet                      121     194      254      381     121      195      257     390
AST T.Rowe Price Natural Resources         118     187      243      361     119      189      247     371
AST Alliance Growth                        118     186      241      358     119      188      245     368
AST MFS Growth                             118     187      243      361     119      189      247     371
AST Marsico Capital Growth                 117     182      235      347     117      184      238     355
AST JanCap Growth                          116     181      233      341     117      183      237     352
AST Janus Strategic Value                  120     192      251      376     121      194      255     387
AST Alliance/Bernstein Growth + Value      118     186      242      359     119      188      245     368
AST Sanford Bernstein Core Value           117     182      234      344     117      183      237     353
AST Cohen & Steers Realty                  119     189      247      369     120      191      251     379
AST Sanford Bernstein Managed Index 500    114     174      222      320     115      176      225     330
AST American Century Income & Growth       116     179      230      337     116      181      233     345
AST Alliance Growth and Income             117     182      235      347     117      184      238     355
AST MFS Growth with Income                 119     188      245      365     119      190      248     374
AST INVESCO Equity Income                  116     179      230      337     116      181      233     345
AST AIM Balanced                           116     179      230      337     116      181      233     346
AST American Century Strategic Balanced    117     184      238      351     118      186      242     362
AST T. Rowe Price Asset Allocation         117     183      237      350     118      185      241     360
AST T. Rowe Price Global Bond              118     185      239      354     118      186      242     363
AST Federated High Yield                   116     180      231      338     116      181      234     347
AST Lord Abbett Bond-Debenture             118     187      243      361     119      189      247     371
AST PIMCO Total Return Bond                114     175      223      323     115      177      227     333
AST PIMCO Limited Maturity Bond            115     177      226      329     116      179      230     339
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
                                         ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Money Market                           112     168      212      301     113      170      216     311

MV Emerging Markets                        122     198      261      395     123      200      265     407

WFVT Equity Income                         116     181      233      341     117      183      237     352

INVESCO VIF Technology                     117     182      234      344     117      183      237     353
INVESCO VIF Health Sciences                117     183      237      349     118      185      240     358
INVESCO VIF Financial Services             117     183      237      350     118      185      241     360
INVESCO VIF Telecommunications             117     183      236      348     118      185      240     358
INVESCO VIF Dynamics                       117     183      237      350     118      185      241     360

Evergreen VA Global Leaders                116     181      233      343     117      183      237     353
Evergreen VA Omega                         113     171      217      310     113      172      219     319
Evergreen VA Special Equity                117     182      235      347     117      184      238     355

ProFund VP Europe 30                       124     204      271      415     125      206      274     423
ProFund VP UltraSmall-Cap                  128     214      287      442     128      215      289     450
ProFund VP UltraOTC                        124     204      271      415     125      206      274     423
ProFund VP OTC                             126     210      281      432     127      212      284     442
ProFund VP Bear                            126     210      281      432     127      212      284     442
ProFund VP Bull Plus                       126     210      281      432     127      212      284     442
ProFund VP Biotechnology                   127     212      283      436     127      213      286     445
ProFund VP Energy                          127     212      283      436     127      213      286     445
ProFund VP Financial                       127     212      283      436     127      213      286     445
ProFund VP Healthcare                      127     212      283      436     127      213      286     445
ProFund VP Real Estate                     127     212      283      436     127      213      286     445
ProFund VP Technology                      127     212      283      436     127      213      286     445
ProFund VP Telecommunications              127     212      283      436     127      213      286     445
ProFund VP Utilities                       127     212      283      436     127      213      286     445

First Trust(R)10 Uncommon Values            120     192      251      377     121      194      255     387

SP Jennison International Growth           124     203      269      410     124      204      272     419
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

70

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What
are Separate Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The  chart  also  provides  a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary  description  of their key policies to assist you in  determining which  Portfolios may be of interest to you.  There is no guarantee that any underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated  ("ASISI"),  an affiliated  company of American  Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled  after a Portfolio.  While the  investment  objective and policies of the funds may be  substantially  similar,  the  actual  investments  made by the  funds  will  differ  to  varying  degrees.  Differences  in the performance of the funds can be expected,  and in some cases could be  substantial.  Contract Owners should not compare the performance of a publicly  traded mutual fund with the performance of any similarly  named  Portfolio  offered as a Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-752-6342.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average      Wells Capital
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no
       BOND         restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    dollar-denominated  bonds.  The  Portfolio  will invest in all types of bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces  and  municipalities  as  well as  investment  grade  corporate  bonds,
   GLOBAL BOND      mortgage and  asset-backed  securities and high-yield  bonds of U.S. and foreign  issuers.  The
                    Sub-advisor bases its investment decisions on fundamental market factors,  currency trends, and      T. Rowe Price
                    credit  quality.  The  Portfolio  generally  invests  in  countries  where the  combination  of   International, Inc.
                    fixed-income returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor believes that the currency risk can be minimized through hedging.  The  Portfolio  may also  invest up to 20% of its  assets in the  aggregate  in below investment-grade,  high-risk bonds ("junk bonds"). In addition,  the Portfolio may invest up to
                    30% of its assets in mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be
  EQUITY INCOME     invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at
      GROWTH        least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
        &           stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
      INCOME        invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
     (Cont.)        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
    LARGE CAP       constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
      EQUITY        rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

    LARGE CAP
      EQUITY
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
      ALL-CAP       the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
      EQUITY        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
      EQUITY        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular
      (Cont.)       companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  -  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAm  Small-Cap  Growth (f/k/a AST Scudder  Small-Cap  Growth;  f/k/a AST Kemper  Small-Cap
                    Growth):  seeks  maximum  growth of  investors'  capital from a portfolio  of growth  stocks of smaller  companies.  At least 80% of the Portfolio's  total assets normally will be invested in
                    the equity securities of smaller  companies,  i.e., those having a market  capitalization of $2      Deutsche Asset
                    billion or less at the time of investment,  many of which would be in the early stages of their     Management, Inc.
                    life cycle.  The Portfolio  intends to invest  primarily in stocks of companies  whose earnings per share are expected by the Sub-advisor to grow faster than the market average.

    SMALL CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Pilgrim Baxter &
                    common stocks of small-sized  companies,  i.e., whose market capitalizations or annual revenues     Associates, Ltd.
                    are less than $1 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.

      INTER-
 NATIONAL EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Strong  International  Equity (f/k/a AST AIM International  Equity):  seeks capital growth.
                    The Portfolio  seeks to meet its objective by investing,  normally,  at least 70% of its assets
                    in marketable equity  securities of foreign  companies that are listed on a recognized  foreign      Strong Capital
                    securities  exchange  or  traded in a  foreign  over-the-counter  market.  The  Portfolio  will     Management, Inc.
                    normally  invest  in a  diversified  portfolio  that  includes  companies  from at  least  four countries  outside the United States,  emphasizing  countries of Western Europe and the Pacific
                    Basin.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Each ProFunds VP sector Portfolio will concentrate its investments in a particular  industry or group of industries to approximately  the same extent the applicable Index is so  concentrated.  Please read the prospectus for the Portfolios for further details about the risks of the particular sector of the economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign companies  that are engaged in the  Internet and  Internet-related  activities.  The  Portfolio
                    also may make  investments  directly in foreign  companies that are engaged in the Internet and      Kinetics Asset
                    Internet-related  activities and whose equity  securities  trade outside of the U.S.  Portfolio     Management, Inc.
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the development of hardware, software and telecommunications  solutions that enable the transaction
      SECTOR        of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,   INVESCO Funds Group,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's           Inc.
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology   ProFund Advisors LLC
                    companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Healthcare:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance of the healthcare  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or  in  instruments   that  provide   exposure  to,  health  care   providers,   ProFund Advisors LLC
                    biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by
                    the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the   First Trust Advisors
                    assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the           L.P.
     STRATEGY       greatest  potential for capital  appreciation  during the next year. The stocks included in the
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear,  Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios are available to all Owners.  It is recommended  that only those Owners who engage a financial  advisor to allocate their funds in strategic or tactical asset allocation  strategies  invest in these portfolios. There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard & Poor's or
NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment." The Market Value  Adjustment can either be positive or negative,  depending on the rates that are currently being  credited  on Fixed  Allocations.  Please  refer to the  section  entitled  "How does the Market  Value  Adjustment  Work?" for a description  of the  formula  along with  examples  of how it is  calculated.  You may  allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?
(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  This CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of calculating  the CDSC, we consider the year following the date we receive a Purchase  Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured  from the date the  Purchase
Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.0   6.0   5.0   4.0   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each  Purchase  Payment  has its own CDSC  period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest  CDSC is  deducted  from the amount  withdrawn.  Under  certain  circumstances  you can  withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or surrender.  The maximum Free
Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals of amounts  greater than the maximum Free Withdrawal amount are treated as a withdrawal of Purchase Payments and will be assessed a CDSC.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase either  optional Death Benefit,  we will deduct the annual charge from your Account Value on the  anniversary  of your  Annuity's  Issue Date or, under certain  circumstances  on a date other than the  anniversary  date.  The charge is deducted  in addition to the  Insurance  Charge due to the  increased  insurance  risk  associated  with the  optional  Death
Benefits.  Under certain  circumstances,  we may deduct a pro-rata portion of the annual charge for the optional Death Benefit.  Please refer to the section  entitled  "Death  Benefit" for a  description  of the charge for each  Optional  Death  Benefit.  If you elect to purchase the Guaranteed  Return Option,  we will deduct the annual charge from your Account Value on the  anniversary of your Annuity's
Issue Date.  Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for the  Guaranteed  Return  Option.
Please refer to the section entitled  "Managing Your Account Value - Do you offer programs  designed to guarantee a "return of premium"
at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE SUB-ACCOUNTS?

Insurance Charge:  We deduct an Insurance Charge daily against the average assets allocated to the  Sub-accounts.  The Insurance Charge is the  combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual basis.  The  Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your  beneficiaries  even if the market  declines and the risk that  persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated  with providing the Annuity  benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted as an Administrative  Charge.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in  promoting,  distributing,  issuing  and  administering  the  Annuity  and to offset a portion of the costs  associated  with offering  Credits  which are funded  through  American  Skandia's  general  account.  The  Insurance  Charge is deducted  against  your
Annuity's  Account Value,  which  includes the amount of any Credits we apply to your Purchase  Payments and any increases or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that American  Skandia may make on the Insurance
Charge may include a profit on the portion of the Account  Value that  represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided to Contract Owners under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance  Fee or reduce the portion of the Insurance  Charge for  administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or administrative  expenses due to the nature of the individual or group purchasing the
Annuity.  Some of the  factors we might  consider  in making  such a decision  are:  (a) the size and type of group;  (b) the number of
Annuities  purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional  Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between
Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $1,000 in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Our acceptance of a check is subject to our ability to collect funds.  Additional  Purchase  Payments may also be
                                                                                             ----------
applied to your Annuity under an  arrangement  called "bank  drafting"  where you authorize us to deduct money  directly from your bank account.  We may reject any payment if it is received in an unacceptable form.

Age Restrictions:  The Owner must be age 80 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity,  the  Annuitant  must be age 80 or under as of the Issue  Date.  You  should  consider  your need to access the value in your  contract  and  whether  the  Annuity's  liquidity features  will  satisfy  that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The  availability of certain  optional  benefits may vary based on the age of the Owner on the Issue
Date of the Annuity.

Additional  Purchase  Payments may be made at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same Insurance  Charge as many of American  Skandia's other variable  annuities and does not charge an additional  amount for the XTra CreditSM feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender  your  Annuity,  the  contingent  deferred  sales  charge  (CDSC) on this Annuity is higher and is deducted for a longer  period of time as compared to our other  variable  annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are insufficient to satisfy that need, then this Annuity may be more expensive than other variable annuities.

|X|      The XTra  CreditSM  amount is included in your  Account  Value.  However,  American  Skandia may take back the  original  XTra
       CreditSM  amount applied to your Purchase  Payment if you die, or elect to withdraw all or a portion of your Account Value under the medically-related  waiver provision,  within 12 months of having received an XTra CreditSM amount. In either situation,  the value of the XTra CreditSM  amount could be  substantially  reduced.  However,  any investment  gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other  annuities  where we apply an XTra  CreditSM to your  annuity  with each  purchase  payment you make.  The XTra
       CreditSM amount we apply to purchase  payments on those annuities is initially higher than on this Annuity but reduces over time and only applies  during the first six annuity years.  The total  asset-based  charges on those  annuities are higher during the first 10 years but are lower  than this  Annuity  after the 10th year.  The CDSC is also  higher  and is  deducted  for a longer period of time than on this  Annuity;  however  the CDSC on those  annuities  applies  from the issue date of the  annuity,  not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the surviving  spouse,  the new Account Value will be  considered  as the initial  Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any  additional  Purchase  Payments  applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period.  Depending on the state in which you purchased  your Annuity and, in some states,  if you purchased the Annuity as a  replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21)
days or longer,  measured from the time that you received your Annuity.  If you return your Annuity  during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your original  Purchase
Payment.  Where required by law, we will return your current Account Value or the amount of your initial  Purchase  Payment,  whichever is greater.  The same rules may apply to an Annuity  that is  purchased  as an IRA. In any  situation  where we are  required to return the greater of your Purchase  Payment or Account Value, we may allocate your Account Value to the AST Money Market  Sub-account  during the right to cancel period and for a reasonable  additional  amount of time to allow for delivery of your  Annuity.  If you return your
Annuity, we will not return any Credits we applied to your Annuity based on your Purchase Payments.
                                                                           -

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.  Additional  Purchase
Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant  (if the Annuity is entity  owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options  when  applied.  Bank  drafting  allows you to invest in an  Annuity  with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will  equal at least  $1,000  during  the first 12 months of your  Annuity.  We may  suspend  or cancel  bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment  options to the AST Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account Value  according to your most recent  allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments according to your initial  instructions,  without  temporarily  allocating to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver" that  authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value,  minus the amount of any Credits,  which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit" to your  Annuity's  Account Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the cumulative  amount of Purchase  Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999                                       1.5%
                      Between $10,000 and $4,999,999                                  4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law,  on  Annuities  owned by a member of the class  defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The designated class of Annuity Owners  includes:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director, employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such company;
(c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent, custodian,  auditing,  legal or administrative services provider that is providing investment management, advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or  administrative  services  to an  underlying  mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing,  Incorporated;  (f) a director,  officer, employee or authorized  representative  of any firm  providing us or our  affiliates  with regular  legal,  actuarial,  auditing,  underwriting, claims,  administrative,  computer support,  marketing,  office or other services; (g) the then current spouse of any such person noted
in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such person  noted in (b) through  (h);  and (j) the  siblings of any such  persons  noted in (b)
through (h) above.

All other terms and conditions of the Annuity apply to Owners in the designated class.

You must  notify  us at the time you  apply for an  Annuity  if you are a member  of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the Purchase  Payment is applied to your Account  Value.  The amount of the
Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an  additional  Purchase  Payment of $5,000.  Because  your  cumulative  Purchase  Payments are less than the next breakpoint  ($10,000),  we would apply a 1.5% Credit to your Purchase  Payment and allocate the amount of the Credit ($75.00 = $5,000 X
 .015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional  Purchase Payment of $400,000.  Because your cumulative  Purchase Payments are now $407,500 (greater than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate  the amount of the Credit  ($16,000 =
$400,000 X .04) to your Account Value.

=======================================================================================================================================
This  Annuity  features  the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  the amount of any Credits  applied to your Account Value can be recovered by American Skandia under certain circumstances:
=======================================================================================================================================
|X|      any Credits  applied to your Account  Value on Purchase  Payments  made within the 12 months  before the date of death will be recovered.
=======================================================================================================================================
=======================================================================================================================================
|X|      the amount available under the  medically-related  surrender portion of the Annuity will not include the amount of any Credits payable on Purchase  Payments  made within 12 months of the date the  Annuitant  first became  eligible for the  medically-related surrender.
=======================================================================================================================================
=======================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
=======================================================================================================================================
=======================================================================================================================================

=======================================================================================================================================
The value of the XTra CreditSM amount will be  substantially  reduced if American Skandia recovers the XTra CreditSM amount under these circumstances.  However,  any  investment  gain on the XTra  CreditSM  amount  will not be taken  back.  We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The  following  are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These  examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the Death
     Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death  Benefit  would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month  after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  If death occurs in the 16th month after the Issue Date,  the amount of the Death  Benefit  would be reduced but only in the amount of those
     Credits applied within the previous  12-months.  Since the initial Purchase  Payment (and the Credits that were applied)  occurred more than 12-months  before the date of death,  the Death Benefit would not be reduced by the amount of the Credits applied to the initial  Purchase  Payment.  However,  the $10,000  additional  Purchase  Payment was made within  12-months of the date of death.
     Therefore,  the amount of the Death  Benefit  would be reduced by the amount of the  Credits  payable on the  additional  Purchase
     Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise have been equal to the Purchase  Payments minus any  proportional  withdrawals due to poor  investment  performance,  we will not  reduce the  amount of the Death  Benefit by the amount of the  Credits as shown in
     Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase  your  Annuity  with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The Annuitant is diagnosed as  terminally  ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the  medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal  illness,  the amount that would be payable under the  medically-related  surrender  provision  would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  The Annuitant is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your Annuity under the  medically-related  surrender provision.  Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related  surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment.  However,  the $10,000  additional  Purchase Payment was made within  12-months  of the date of  diagnosis.  Therefore,  the amount that would be payable  under the  medically-related surrender provision would be reduced by the amount of the Credits payable on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits  payable on two or more separate  Purchase  Payments based on the
Credit  percentage  that would have applied had all such Purchase  Payments been made at the same time. To make use of this  procedure, often referred to as a "letter of intent",  you must provide  evidence of your intention to submit the cumulative  additional  Purchase
Payments  within a 13-month  period.  A letter of intent must be provided to us prior to the Issue Date to be effective.  Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions  as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit  two or more  Purchase  Payments  within a  13-month  period may result in your  Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher Credit  percentage  than would have applied BUT do not submit the  required  Purchase  Payments  during the  13-month  period as required by your letter of intent,  we may recover the
"excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits that would have been  payable  without the letter of intent.
If we determine that you have received "excess" Credits,  any such amounts will be taken pro-rata from the investment  options based on your  Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current  Surrender
Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  the amount of any Credits  under the Free  Withdrawal  provision.  The Free  Withdrawal  provision  only applies to withdrawals of Purchase Payments.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

We  may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based  on  the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour  prior to any  announced  closing  of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific  date in the  future.  You may not want to use either of these  programs  if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return OptionSM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the  program,  you will  receive  no less than the  original  amount  invested  (such as your  initial  Purchase
Payment).  Account Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem it
                            ----
is necessary to support our  guarantee  under the program.  This  differs from the Balanced  Investment  program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Account Value in variable  investment options remains allocated according  to your  most  recent  instructions.  If a  portion  of  Account  Value was  previously  allocated  to a Fixed
              Allocation,  those amounts may be transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable investment  options.  The new Fixed Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return Option.  The
              Account Value applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being applied to a new Fixed Allocation of the next higher yearly  duration.  The Account Value will remain invested in the Fixed Allocation until the maturity date of the program  unless,  at an earlier date,  your Account Value is at or above the  reallocation trigger and amounts can be transferred to the variable  investment  options (as described  above) while  maintaining  the guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Any Account Value  allocated to the Fixed  Allocations  will be  transferred  to the AST
Money Market  Sub-account,  unless you provide us with  alternative  instructions.  On the program maturity date, if your Account Value is below the initial  investment,  American  Skandia will apply  additional  amounts to your  Account  Value so that it is equal to the initial  investment  in the  program.  Any amounts  added to your Account  Value will be applied to the AST Money  Market  Sub-account, unless you  provide us with  alternative  instructions.  We will  notify  you of any  amounts  added to your  Account  Value  under the program. We do not consider amounts added to your Account Value to be "investment in the contract" for income tax purposes.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to the  Account  Value at the time of the  withdrawal.  Withdrawals  will be  subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  guaranteed  amount under the program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of  Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The  charge is  deducted  to compensate  American  Skandia  for: (a) the risk that your  Account  Value on the maturity  date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary of the
Issue Date of the  Annuity.  If you choose to begin the  program on a date other than the Issue Date of the  Annuity or an  anniversary of the Issue Date of the  Annuity,  we will charge a pro-rata  portion of the annual  charge for the  remaining  portion of the Annuity
Year. If the program  terminates before  completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options  while you are living,  subject to our rules.  We require  that you provide us with  written proof that you have authorized  your investment  professional  to request  financial  transactions on your behalf.  You must contact us immediately  if and when you revoke  such  authority.  We will not be  responsible  for  acting on  instructions  from your  investment professional  if you fail to inform us that such  person's  authority  has been  revoked.  We may also  suspend,  cancel or limit these privileges at any time.  We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future  including  Fixed  Allocations  offered  exclusively for use with certain  optional  investment  programs.  The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the
Guarantee  Period.  The rates are an effective  annual rate of  interest.  We determine  the interest  rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see "Do You Offer a Program to Balance  Fixed and Variable  Investments?").  The interest  rate  credited to Fixed
Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee
Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rate we credit for a Fixed Allocation is subject to a minimum.  Please refer to the Statement of Additional Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The amount of any Market Value
Adjustment  can be either  positive  or  negative,  depending  on the  movement  of a  combination  of Strip  Yields  on Strips  and an
Option-adjusted  Spread  (each as defined  below)  between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The  Market  Value  Adjustment  formula  compares  the  combination  of  Strip  Yields  for  Strips  and the
Option-adjusted  Spreads  as of the  date the  Guarantee  Period  began  with  the  combination  of Strip  Yields  for  Strips  and the
Option-adjusted Spreads as of the date the MVA is being calculated.

|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years (e.g.  the Maturity
         Date is December 31, 2005).
|X|      The Strip Yields for coupon Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the  Option-adjusted
         Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                      Interim Value = $57,881.25
                                   Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will  notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a
Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be allocated on its Maturity  Date,  we will then transfer the Account Value of the  Fixed  Allocation  to the AST  Money  Market  Sub-account.  You can then  elect to  allocate  the  Account  Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account  Value  being  withdrawn  or  surrendered  as a CDSC.  The CDSC will be  assessed  on the  amount of  Purchase  Payments  being withdrawn,  not on the Account  Value at the time of the  withdrawal or surrender.  If you surrender  your Annuity,  in addition to any
CDSC,  we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies and the charge for any  optional  benefits.  We may also apply a Market  Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject  to a CDSC.  These  are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for surrenders  made for qualified  medical  reasons or for  withdrawals  made to satisfy  Minimum  Distribution  requirements.  Unless you notify us  differently,  withdrawals  are taken pro-rata  based on the Account Value in the  investment  options at the time we receive your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-8 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw  will depend on the  Annuity's  Surrender  Value.  The  Surrender  Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax  Charge,  any  charges  for  optional  benefits  and any Market  Value
         Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least  $1,000,  or we may treat the  Partial  Withdrawal  request  as a request to fully  surrender  your  Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal  amount will be subject to a CDSC. The maximum Free  Withdrawal  amount during each of Annuity
Years 1 through 8 is 10% of each  Purchase  Payment  that has been  invested in the Annuity  for eight  years or less.  Withdrawals  of amounts  greater  than the maximum  Free  Withdrawal  amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a
CDSC.  After the 8th Annuity  Year, a CDSC will only apply to  withdrawals  of Purchase  Payments  applied to the Annuity after Annuity
Year 1 and, for those Purchase Payments, the CDSC will only apply until the end of the applicable CDSC period.

You may request a withdrawal for an exact dollar amount after  deduction of any CDSC that applies  (called a net withdrawal) or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you requested.  If you request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a
CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms necessary to make a withdrawal from your Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-8
The maximum Free  Withdrawal  amount  during each of Annuity  Year 1 through  Annuity  Year 8 (when a CDSC would  otherwise  apply to a partial  withdrawal  or surrender of your  initial  Purchase  Payment) is 10% of each  Purchase  Payment that has been  invested in the
Annuity for eight years or less. The 10% Free  Withdrawal  amount is not  cumulative.  If you do not make a Free  Withdrawal  during an
Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Year 9+
After Annuity Year 8, the maximum Free Withdrawal amount is the sum of:
|X|      10% of any  Purchase  Payments  applied  to your  Annuity  after the Issue  Date to which a CDSC  would  apply  upon a partial withdrawal or surrender.
|X|      100% of your initial Purchase Payment or all Purchase  Payments not previously  withdrawn to which a CDSC would not apply upon a partial withdrawal or surrender.
|X|      100% of any "growth" in the Annuity.

"Growth"  equals the current Account Value minus all Purchase  Payments that have not previously  been withdrawn.  For purposes of this provision,  any XTra Credit amount we applied to your  Purchase  Payments are not  considered  "growth" and are not available as a Free
Withdrawal.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years,  you make a partial  withdrawal or choose to surrender the Annuity.  The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal  if your Annuity is used in  connection  with certain plans that receive special tax treatment under the Code.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial Purchase  Payment of $10,000 and make an additional  Purchase Payment of $15,000 in Annuity Year 2.
     The maximum Free  Withdrawal  amount during  Annuity Year 3 through 8 would be 10% of $25,000,  or $2,500.  In Annuity Year 9, the maximum Free Withdrawal  amount would be 10% of the $15,000  Purchase  Payment applied in Annuity Year 2 ($1,500) plus 100% of the initial Purchase Payment ($10,000) and any "growth" under the Annuity.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 2 and $1,000 in
     Annuity Year 3. If you surrender your Annuity in Annuity Year 5, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the  accumulation  period.  Whether a CDSC  applies and the amount to be charged  depends on whether  the  Partial  Withdrawal  exceeds  any Free  Withdrawal  amount  and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from Purchase  Payments  that have been invested for longer than the CDSC period,  if any (with your Annuity, eight (8) years);
|X|      Second,  we withdraw  the  remaining  amount from the  Purchase  Payments  that are still  subject to a CDSC.  We withdraw the
         "oldest"  of your  Purchase  Payments  first so that the lowest  CDSC will apply to the amount  withdrawn.  The  maximum  Free
         Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal  of Purchase  Payments and will be assessed a CDSC.  If, during  Annuity Years 1 through 8, all Purchase  Payments are withdrawn  subject to a CDSC,  then any  subsequent  withdrawals will be withdrawn from any gain in the Annuity, which may include Credits.

3.   If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw  the  remaining  amount from any other
     Account Value (including Account Value due to Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.  Systematic  Withdrawals  may be subject to a CDSC. We will determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision  in any Annuity  Year that exceed the maximum  amount  available  as a free  withdrawal  will be subject to a CDSC.  To request a program  that  complies  with Section  72(t),  you must provide us with  certain  required  information  in writing on a form acceptable to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance written notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum
Distributions.  You may elect to have Minimum Distributions paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet
Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event".  The amount  payable will be your Account Value minus:  (a) the amount of any
Credits  applied within 12 months of the applicable  "Contingency  Event" as defined below;  and (b) the amount of any Credits added in conjunction with any Purchase  Payments  received after our receipt of your request for a  medically-related  surrender (i.e.  Purchase
Payments received at such time pursuant to a salary reduction program.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant  must be named or any change of Annuitant  must be accepted by us, prior to the  "Contingency  Event"  described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any Annuity Payment Options  available in the future.  For additional  information on Annuity Payment Options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change your  choices up to 30 days before the  Annuity  Date.  A maximum  Annuity  Date may be required by law.  Any change to these  options must be in writing.  The Annuity Date may depend on the annuity  option you choose.  Certain  annuity  options may not be available  depending on the age of the  Annuitant.  You may not  annuitize  and receive  annuity  payments  within the first
Annuity Year.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period  selected (5, 10, or 15 years),  the remaining  payments are paid to the  Beneficiary  until the end of such period.  This Option is currently  available on a fixed or variable basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary to the end of such period.
Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the Insurance
Charge  assessed to cover the risk that key lives  outlive our  expectations  provides no benefit to an Owner  selecting  this  option.
Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity Date limits your annuity  payment  options.  Certain  annuity  payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  Annuity  Payments.  You will not  receive  annuity payments until you choose an AIR. The remaining  annuity  payments will fluctuate based on the  performance of the Portfolios  relative to the AIR, as well as, other factors  described below.  The greater the AIR, the greater the first annuity  payment.  A higher AIR may result in smaller  potential growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.  Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first annuity  payment.  If the  Sub-accounts  you choose perform  better than the AIR, then  subsequent  annuity  payments will be higher than the first.  If the  Sub-accounts  you choose  perform worse than the AIR, then  subsequent  annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive are  adjusted  based on the  performance  of the
Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-Account,  and the sum of the Sub-Account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-Account  will not  change  unless  you  transfer  among the  Sub-Accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date  based on the  applicable  benchmark  rate and the  annuity  factors.  The  annuity  factors  reflect  our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments  (described above)
         where each  payment  can vary  based on  Sub-account  performance,  this  payment  option  cushions  the  immediate  impact of
         Sub-account  performance  by adjusting  the length of the time during which  annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used,  in part,  to pay us for the risk we assume  in  providing  the basic  Death  Benefit  guarantee  under the
Annuity.  The Annuity also offers two different  optional Death  Benefits.  Either  benefit can be purchased for an additional  charge.
The additional  charge is deducted to compensate  American  Skandia for providing  increased  insurance  protection  under the optional
Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment  options.  Under certain  circumstances,  your Death Benefit may be reduced by the amount of any Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value")

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable  investment  options and your Interim Value in the Fixed  Allocations,  less the amount of any Credits applied within 12-months prior to the date of death.

For purposes of the basic and optional Death Benefits,  "proportional  withdrawals" are determined by calculating the percentage of the
Account  Value that each prior  withdrawal  represented  when  withdrawn.  For example,  a withdrawal  of 50% of Account Value would be considered as a 50% reduction in Purchase Payments.

OPTIONAL DEATH BENEFITS
You can  purchase  either of two  optional  Death  Benefits  with your  Annuity to provide an  enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death  Benefit if you have elected any other  Optional  Death
Benefit.

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Currently,  these  benefits are only offered and must be elected at the time that you purchase your  Annuity.  We may, at a later date, allow existing  Annuity Owners to purchase  either of the optional Death Benefits  subject to our rules and any changes or restrictions in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange,  replacement  or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received regulatory approval.  Certain terms and  conditions  may differ  between  jurisdictions  once  approved.  The benefit is currently only offered to
Owners who  purchase  the  Annuity as a  "non-qualified"  investment.  We may make the benefit  available  to Owners who  purchase  the
Annuity as an IRA or other  "qualified"  investment at a later date.  Please refer to the section entitled "Tax  Considerations"  for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account Value and any amounts added to your Account Value under the basic Death Benefit when the
----------------------
Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

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The Enhanced  Beneficiary  Protection  Optional  Death Benefit is subject to a maximum of 50% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age
80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all Proportional  Reductions,  each increasing daily until the Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the  difference  between the sum of all Purchase  Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any
         Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death
Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The  Guaranteed  Minimum Death Benefit  cannot be terminated  once it is elected.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate the optional Death
Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  No charge  applies  after the
Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary of the Issue  Date,  the charge will be  prorated.  During the first year after the Issue  Date,  the charge will be prorated  from the
Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first  deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate  your  Annuity.  We will  notify  you if your  Account  Value is  insufficient  to pay the  charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The  Annuity  Rewards  benefit  offers  Owners the  ability to capture  any market  gains  since the Issue Date of their  Annuity as an enhancement  to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the
Owner elects the benefit.

Under the Annuity Rewards benefit, American Skandia guarantees that the Death Benefit will not be less than:

         your Account  Value in the variable  investment  options plus the Interim Value in any Fixed  Allocations  as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are determined by calculating  the percentage of the Account Value that each  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of your Account Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity Rewards Death Benefit  enhancement  does not affect any Optional Death Benefits  available under the Annuity.  If the Death
Benefit  amount  payable  under your  Annuity's  basic Death  Benefit or any Optional  Death  Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards  benefit on the date the Death Benefit is calculated,  your  Beneficiary  will receive the higher amount.  If your Annuity includes the Enhanced  Beneficiary  Protection  Optional Death Benefit,  the enhanced Death Benefit under the Annuity  Rewards  program  will be  considered  when  calculating  the amount due under the Enhanced  Beneficiary  Protection
Optional Death Benefit.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the eighth (8th)  anniversary of the Annuity's  Issue Date.
However,  the election is subject to the  requirement  that their  Account  Value on the election  date is greater than the amount that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the election  date  (including  any
Optional Death Benefits other than the Enhanced  Beneficiary  Protection Optional Death Benefit).  If an Owner is ineligible when he or she applies for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any  subsequent  date if they  otherwise  qualify.  The election must occur before annuity  payments  begin.  An Owner can only elect the Annuity  Rewards Death
Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (Annuity  Payment Options 1-4) or as a series of variable  annuity  payments  (Annuity
Payment Options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-Accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-Accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the decedent  was not the Owner or Annuitant  as of the Issue Date and did not become the Owner or  Annuitant  due to the prior  Owner's or
Annuitant's  death.  Any minimum  Death  Benefit that applies  will be  suspended  for a two-year  period from the date he or she first became Owner or  Annuitant.  After the two-year  suspension  period is  completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-Account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection Optional
Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the Securities and Exchange  Commission has not reviewed this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income  tax-free life  insurance  benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions and  limitations.  The Rider may be  especially  useful in  offsetting  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  The Rider is available in addition to the death benefit  payable under the Annuity.  Whether the Rider is  appropriate  for you may depend on your particular  circumstances,  including other financial  resources that may be available to your  Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable  under the Rider if you die on or after the date your Account Value is applied to begin  receiving  annuity  payments or after you  surrender the Annuity.  The
Rider has no cash value.

Currently,  the  Plus40(TM)rider is only  offered and must be elected at the time that you  purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix D for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account Value includes  any  Credits we applied  to your  Purchase  Payments  that we are  entitled  to recover  under  certain  circumstances.  When determining  the  Account  Value on any day other than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the  Account  Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance  Fee and the charge for any optional  Death Benefit.  The Surrender
Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units fluctuate with the market  fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To  determine  the Account  Value of a Fixed  Allocation  on any day other than its  Maturity  Date,  we multiply the
Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days, we are required to return the Purchase  Payment at that time, unless you specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transaction and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later  than the close of the New York  Stock  Exchange  to be  processed  on the  current  Valuation  Day.  However,  any  purchase  or redemption  order or transfer  request  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be processed on the current
Valuation  Day. The "cut-off"  time for such  financial  transactions  involving a ProFunds VP  Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions  submitted  electronically  through  American
Skandia's Internet website  (www.americanskandia.com).  You cannot request a transaction involving the purchase, redemption or transfer of Units in one of the ProFunds VP Sub-accounts  between the applicable "cut-off" time and 4:00 p.m.  Transactions  received after 4:00
p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.

whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the "investment in the contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is includible in the  taxpayer's  gross income and taxable in the year it is received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract were  contributed  or deemed to be  contributed  more than one year prior to the annuity  starting  date under the  immediate  annuity;  and (b) the  annuity  payments  under the  immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries of the types of  tax-qualified  retirement plans with which we may issue an Annuity.  These summaries  provide general  information  about the tax rules and are not intended to be complete  discussions.  The tax rules regarding  qualified plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and restrictions  that are in addition  to the  terms of the  Annuity.  The  application  of these  rules  depends  on  individual  facts and  circumstances.  Before purchasing  an Annuity  for use in a  qualified  plan,  you should  obtain  competent  tax  advice,  both as to the tax  treatment  and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

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Under a TSA, you may be  prohibited  from taking  distributions  from the contract  attributable  to  contributions  made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Programs or "IRAs":  Section 408 of the Code allows eligible  individuals to maintain an individual  retirement account or  individual  retirement  annuity  ("IRA").  IRAs are  subject to  limitations  on the amount  that may be  contributed,  the contributions  that may be deducted  from  taxable  income,  the persons  who may be  eligible  to  establish  an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled  over or  transferred  into an IRA on a  tax-deferred  basis and the  conditions  under  which  distributions  from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released  proposed  Treasury  regulations  containing  new Minimum  Distribution  rules.  Under the new rules,  the Minimum
Distribution  amount  will be  lower  for the vast  majority  of  individuals.  The new  rules  are  available,  at the  option  of the individual,  for  Minimum  Distributions  required  in the year 2001.  For  Minimum  Distributions  required  in 2002 and  beyond,  the individual must utilize the new Minimum Distribution rules.

Under existing Minimum Distribution rules, the participant's  entire interest must be distributed  beginning no later than the required beginning  date over a period which may not extend  beyond a maximum of the life or life  expectancy  of the  participant  (or the life expectancies  of the owner and a  designated  beneficiary).  Each  annual  distribution  must equal or exceed a  "minimum  distribution amount" which is determined by dividing the account value by the applicable life  expectancy or pursuant to an annuity  payout.  If the account  balance is used,  it  generally  is based upon the Account  Value as of the close of business on the last day of the  previous calendar year.

If the  participant  dies  before  reaching  his or her  "required  beginning  date",  his or her entire  interest  must  generally  be distributed  within five (5) years of death.  However,  this rule will be deemed satisfied if  distributions  begin before the close of the calendar  year  following  death to a designated  beneficiary  (or over a period not  extending  beyond the life  expectancy of the beneficiary).  If the Beneficiary is the individual's  surviving  spouse,  distributions  may be delayed until the deceased owner would have  attained  age 701/2. A  surviving  spouse  would also have the option to assume the IRA as his or her own if he or she is the sole designated  beneficiary.  If a  participant  dies  after  reaching  his or her  required  beginning  date or after  distributions  have commenced,  the  individual's  interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the actual life  expectancies of the participant and the spouse.  In addition,  the designated  beneficiary  under the new rules is not determined  until  December 31 of the year  following  the year of the  participant's  death.  In most cases,  the  beneficiary  may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated Beneficiary may take
Minimum  Distributions over his/her life expectancy or in a lump sum. In the absence of a designated  beneficiary,  the beneficiary may take a lump sum or distributions over five (5) years.

It is important to note that the new Minimum  Distribution  rules may not apply to certain  qualified  retirement plans (at this time), but currently generally apply to IRA's and 403(b)'s.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity  contracts.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding::
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an  annuity  before  annuity  payments  have  begun are  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal  estate or gift tax rules.  There is an aggregate $1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting  your Annuity  during the calendar  quarter.  You may request  additional  reports.  We reserve the right to charge up to $50 for each such  additional  report.  Instead of  immediately  confirming  transactions  made pursuant to some type of periodic  transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program,  such as a salary reduction  arrangement,  we may confirm such transactions in quarterly statements.  You should review the information in these statements carefully.

All errors or  corrections  must be reported to us at our Office as soon as possible to assure proper  accounting to your Annuity.  For transactions  that are confirmed  immediately,  we assume all  transactions  are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed on the  quarterly  statement,  we assume all transactions  are accurate  unless you notify us within 10 days from the date you receive the  quarterly  statement.  All  transactions confirmed  immediately or by quarterly  statement are deemed  conclusive after the applicable 10-day period. We may also send an annual report and a  semi-annual  report  containing  applicable  financial  statements  for the Separate  Account and the  Portfolios,  as of
December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to  broker-dealers and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing  variable annuity and variable life insurance  contracts.  American  Skandia  currently offers the  following  products:  (a) flexible  premium  deferred  annuities  and single  premium  fixed  deferred  annuities  that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered  with the SEC; (c) certain group variable annuities  that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified  pension and profit sharing plans;  (d) a single premium  variable life insurance policy that is registered with the SEC; and (e) a flexible premium life  insurance  policy that is registered  with the SEC. No company other than American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  Annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in separate  accounts  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the  payout  phase,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general account.  Income,  gains and losses from assets allocated to these  separate  accounts are credited to or charged  against each such separate  account  without regard to other income, gains or losses of American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities which arise from the Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the  Sub-accounts is
based  on  the  investment  performance  of  such  Sub-accounts.   However,  the  obligations  themselves  are  our  general  corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Class 1 Sub-accounts  of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account  B  consists  of  multiple  Sub-accounts.  The  name of each  Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  Separate Account B was established by us pursuant to Connecticut  law.  Separate Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance of Separate  Account B. The
Sub-accounts  of this Annuity are all Class 1 Sub-accounts  of Separate  Account B. Each class of  Sub-accounts  in Separate  Account B has a different level of charges  assessed  against such  Sub-accounts.  You will find additional  information  about these  underlying mutual funds and portfolios in the prospectuses for such funds.

Separate  Account  B is  registered  with the SEC  under  the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise  investment  policies,  management or practices of
Separate Account B.  Each Sub-account invests only in a single mutual fund or mutual fund portfolio.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act of 1940.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares in the manner  directed by Owners with Account  Value  allocated  to that  Sub-account.
Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have received  instructions.  We will furnish those Owners who have Account Value allocated to a Sub-account  whose  underlying  mutual fund  portfolio  has  requested  a "proxy"  vote  with  proxy  materials  and the  necessary  forms to  provide  us with  their  voting instructions.  Generally,  you will be asked to  provide  instructions  for us to vote on  matters  such as  changes  in a  fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are solicited by registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance for the  Sub-accounts are found in the Statement of Additional  Information,  including how we account for Credits in these performance  measures.  This  information  may help you  review the  performance  of the  investment  options  and  provide a basis for comparison with other  annuities.  This  information  also may be less useful when comparing the performance of the investment  options with other savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment  vehicles may not receive the  beneficial  tax treatment given to annuities under the Code.

We may  advertise  the  performance  of the  underlying  mutual fund  portfolios in the form of  "Standard"  and  "Non-standard"  Total
Returns.  "Standard  Total Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one,  five and ten year periods (or since the  inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total Return"  figures  assume that the Insurance  Charge and the Annual  Maintenance  Fee are deducted and that the
Annuity is  surrendered at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also deducted.  "Standard Total Return" figures do not take into  consideration any Credits.  "Non-standard  Total Return"
figures  include any  performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  "Non-standard  Total Return"
figures  may be used  that do not  reflect  all fees and  charges.  In  particular,  they may  assume no  redemption  at the end of the applicable  period so that the  Contingent  Deferred  Sales  Charge  does not apply.  "Non-standard  Total  Return"  figures may assume
Credits of 1.5%, 4.0% or 5.0%,  respectively,  depending on the cumulative  amount of Purchase Payments being  illustrated.  The amount of  credits  illustrated  may be  more or less  than  the  Credits  applicable  to your  Annuity  (see  "How do I  Receive  Credits?").
Non-standard  Total Returns are calculated in the same manner as standardized  returns.  Standard and  Non-standard  Total returns will not reflect  charges that apply to either  Optional  Death  Benefit.  Non-standard  Total Returns must be accompanied by Standard Total
Returns.

Some of the  underlying  mutual  fund  portfolios  existed  prior  to the  inception  of  these  Sub-accounts.  Performance  quoted  in advertising  regarding such  Sub-accounts may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the Annuities,  or periods  during which the underlying  mutual fund  portfolios  have been in existence,  but the
Sub-accounts  have not. Such  hypothetical  historical  performance is calculated  using the same  assumptions  employed in calculating actual performance since inception of the Sub-accounts.  Hypothetical  historical  performance of the underlying mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying mutual fund or portfolio.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's  Public  Reference  Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy those  registration statements and exhibits  thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's Regional
Offices,  7 World Trade Center,  New York, NY, and the Everett  McKinley Dirksen  Building,  219 South Dearborn  Street,  Chicago,  IL.
These  documents,  as  well as  documents  incorporated  by  reference,  may  also be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2000 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer Service Team at  1-800-752-6342  during our normal business hours, 8:30 a.m. EST to 8:00 p.m. EST, Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive  officers,  directors and certain  significant  employees,  their ages,  positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is  provided  for  officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer with Mutual Service
Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Carl Cavaliere                                                Vice President, Corporate Treasurer          Vice President, Corporate
38       and Business Controller                              Treasurer and Business Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ciccarello joined us in 1997.  She previously held the position of Assistant Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President,                           Senior Vice President
40                                                            Chief Operating Officer and               and Chief Operating Officer:
                                                              Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously held the position of Manager/Client Investor with Columbia Circle Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                                                                          Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation
Lisa Foote                                                    Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Foote joined us in 2001. She previously held the positions of Vice President with Gateway  Computer  Corporation  from January 2000 until August 2000;  Director,  AmericaOne  Operations  with Capital one from July 1998 until  December  1999; and Senior Vice President with Recovery Retailer Financial Services (a division of GE Capital) from December 1994 until July 1998.

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President,                                        Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000. He previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun Life
of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President,                    Executive Vice President,
48                                                            Treasurer , Corporate Controller,      Treasurer, Corporate Controller
                                                              and Chief Financial Officer               and Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and Vice
President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager,  Application  Development with Citizens  Utilities  Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong  joined us in 1997. He previously  held the position of Vice  President  with American  Financial  Systems from June 1994 to
October 1997 and various actuarial positions with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000.  He  previously  held the  positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert G. Whitcher                                            Director (since October, 2001)                               Director:
55                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  Senior Vice President and                    Senior Vice President and
                                                              General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman  joined us in 2001. He previously  held the position of Senior Vice  President  and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President                           Senior Vice President:
45                                                                                                            American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

A-46

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                                            Unaudited Consolidated Financial Statements of
                                              American Skandia Life Assurance Corporation

                                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                        (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                Consolidated Statements of Financial Condition
                                                (in thousands)

                                                                      September 30,              December 31,
                                                                          2001                       2000
                                                                    ----------------            ---------------
                                                                       (unaudited)
ASSETS
------

Investments:
  Fixed maturities - at fair value                                  $       335,292                    285,708                                                                                                                        $
  Equity securities - at fair value                                          41,658                     20,402
  Derivative instruments
                                                                              6,700                      3,015
  Policy loans                                                                5,999                      3,746
                                                                      --------------             --------------

    Total investments                                                       389,649                    312,871

Cash and cash equivalents                                                    44,751                     76,499
Accrued investment income                                                     4,716                      5,209
Deferred acquisition costs                                                1,375,960                  1,398,192
Reinsurance receivable                                                       24,825                      3,642
Receivable from affiliates                                                                               3,327
                                                                                  -
Income tax receivable
                                                                             34,154                     34,620
State insurance licenses                                                      4,000                      4,113
Fixed assets                                                                 17,708                     10,737
Other assets                                                                102,027                     96,403
Separate account assets                                                  23,946,470                 29,757,092
                                                                    ----------------            ---------------

  Total assets                                                      $    25,944,260             $   31,702,705
                                                                    ================            ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits          $       109,904                    135,545                                                                                                                        $
Drafts outstanding                                                           72,639                     63,758
Accounts payable and accrued expenses                                       130,636                    137,040
Income tax payable - deferred
                                                                             64,516                      8,949
Payable to affiliates
                                                                             64,264                          -
Future fees payable to parent                                               837,949                    934,410
Short-term borrowing                                                         10,000                     10,000
Surplus notes                                                               159,000                    159,000
Separate account liabilities                                             23,946,470                 29,757,092
                                                                    ----------------            ---------------

  Total Liabilities                                                      25,395,378                 31,205,794
                                                                    ----------------            ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                      2,500
Additional paid-in capital                                                  305,329                    287,329
Retained earnings                                                           238,587                    205,979
Accumulated other comprehensive income                                        2,466                      1,103
                                                                    ----------------            ---------------

    Total Shareholder's equity                                              548,882                    496,911
                                                                    ----------------            ---------------

    Total liabilities and shareholder's equity                      $    25,944,260                 31,702,705                                                                                                                        $
                                                                    ================            ===============

                                  See notes to unaudited financial statements
                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                      (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                    Consolidated Statements of Income
                                              (in thousands)
                                               (unaudited)

                                                                        Nine Months Ended September 30,
                                                                         2001                     2000
                                                                    -------------            --------------

REVENUES
--------

Annuity and life insurance charges and fees                         $                        $
                                                                         287,875                   325,052
Fee income                                                                84,936                    95,130
Net investment income                                                     37,664                    10,690
Premium income                                                               717                     7,804
Net realized capital gains/(losses)                                        2,651                   (1,565)
Other                                                                        947                     1,610
                                                                    -------------            --------------

  Total revenues                                                         414,790                   438,721
                                                                    -------------            --------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                      1,406                       533
  Change in annuity and life insurance policy reserves                  (35,459)                    12,024
Return credited to contract owners                                        10,431                    11,085
                                                                    -------------            --------------

                                                                        (23,622)                    23,642

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                             330,877                   262,626
  Interest expense                                                        63,922                    84,344
                                                                    -------------            --------------

                                                                         394,799                   346,970
                                                                    -------------            --------------

  Total benefits and expenses                                            371,177                   370,612
                                                                    -------------            --------------

    Income from operations before income tax                              43,613                    68,109

      Income tax expense
                                                                          11,005                    18,430
                                                                    -------------            --------------

        Net income                                                  $                        $
                                                                          32,608                    49,679
                                                                    =============            ==============

                                       See notes to unaudited consolidated financial statements

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                                  Consolidated Statements of Income
                                                           (in thousands)
                                                             (unaudited)

                                                                         Three Months Ended September 30,
                                                                     2001                               2000
                                                        -----------------------------    -------------------------------

              REVENUES
              --------

              Annuity and life insurance charges and    $                     87,729      $                     113,844
              fees
              Fee income                                                      26,960                             33,074
              Net investment income                                           26,303                              4,186
              Premium income                                                   (295)                              5,545
              Net realized capital gains/(losses)                                376                              (858)
              Other                                                              320                                492
                                                        ---                              -------------------------------
                                                           --------------------------

                Total revenues                                               141,393                            156,283
                                                        -----------------------------    -------------------------------

              EXPENSES
              --------

              Benefits:
                Annuity and life insurance benefits                              647                                255
                Change in annuity and life insurance                         (5,642)                              2,519
              policy reserves
                Return credited to contract owners                               258                             13,447
                                                        ---                              -------------------------------
                                                           --------------------------

                                                                             (4,737)                             16,221

              Expenses:
                Underwriting, acquisition and other
              insurance
                  expenses                                                   111,529                             98,201
                Interest expense                                              29,818                             28,124
                                                        ---                              -------------------------------
                                                           --------------------------

                                                                             141,347                            126,325
                                                        -----------------------------    -------------------------------

                Total benefits and expenses                                  136,610                            142,546
                                                        -----------------------------    -------------------------------

                  Income from operations before income                         4,783                             13,737
              tax

                    Income tax (benefit) expense                               (480)                              3,167
                                                        -----------------------------    -------------------------------

                      Net income                         $                     5,263      $                      10,570
                                                           ==========================        ===========================

                                      See notes to unaudited consolidated financial statements

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                            Consolidated Statements of Shareholder's Equity
                                            (in thousands)

                                                                   September 30,        December 31,
                                                                     2001                   2000
                                                               ---------------      --------------------
                                                                 (unaudited)

Common stock:
  Beginning and ending balance                                 $                    $
                                                                        2,500                     2,500

Additional paid in capital:
  Beginning balance                                                   287,329                   215,879
  Additional contributions                                             18,000                    71,450
                                                               ---------------      --------------------

    Ending balance                                                    305,329                   287,329
                                                               ---------------      --------------------

Retained earnings:
  Beginning balance                                                   205,979                   141,162
  Net income                                                           32,608                    64,817
                                                               ---------------      --------------------

    Ending balance                                                    238,587                   205,979
                                                               ---------------      --------------------

Accumulated other comprehensive (loss) income:
  Beginning balance
                                                                        1,103                     (107)
  Other comprehensive income
                                                                        1,363                     1,210
                                                               ---------------      --------------------

    Ending balance
                                                                        2,466                     1,103
                                                               ---------------      --------------------

      Total shareholder's equity                               $                    $
                                                                      548,882                   496,911
                                                               ===============      ====================

                       See notes to unaudited consolidated financial statements

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    (a wholly-owned subsidiary of Skandia Insurance Company, Ltd.)
                                 Consolidated Statements of Cash Flows
                                            (in thousands)
                                              (unaudited)
                                                                      Nine Months Ended September 30,
                                                                        2001                  2000
                                                                    -------------      -----------------
Cash flow from operating activities:

  Net income                                                                           $                                                                                                                  $
                                                                          32,608                 49,679
  Adjustments to reconcile net income to net
    cash provided by (used in) operating activities:
      Amortization and depreciation
                                                                           1,407                  2,790
      Deferred tax expense
                                                                          54,833                 14,325
      (Decrease)/increase in policy reserves
                                                                        (28,821)                 12,587
      Increase in payable to affiliates, net
                                                                          67,591                137,723
      Change in income tax payable/receivable
                                                                             467               (26,243)
      Increase in other assets
                                                                         (5,624)               (53,684)
      Decrease in accrued investment income
                                                                             493                     91
      (Increase)/decrease in reinsurance receivable
                                                                        (21,183)                  1,390
      Net increase in deferred acquisition costs
                                                                          22,231              (289,126)
      Decrease in accounts payable and accrued expenses
                                                                         (6,404)               (19,887)
      Increase in drafts outstanding
                                                                           8,880                    981
      Change in foreign currency translation, net
                                                                             559                   (78)
      Investment gains on derivatives
                                                                           5,342                      -
      Net realized capital gains/(losses) on investments
                                                                         (2,651)                  1,565
                                                                    -------------      -----------------

        Net cash provided by (used in) operating activities
                                                                         129,728              (167,887)
                                                                    -------------      -----------------

Cash flow from investing activities:

      Purchase of fixed maturity investments
                                                                       (313,676)              (283,490)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                         276,788                283,586
      Purchase of derivatives
                                                                        (52,629)                (3,277)
      Proceeds from exercise of derivative instruments
                                                                          43,602                      -
      Purchase of shares in mutual funds
                                                                        (50,528)               (12,615)
      Proceeds from sale of shares in mutual funds
                                                                          20,321                  4,063
      Purchase of fixed assets
                                                                         (7,821)                (2,851)
      Increase in policy loans
                                                                         (2,253)                (1,478)
                                                                    -------------      -----------------

        Net cash used in investing activities
                                                                        (86,196)               (16,062)
                                                                    -------------      -----------------

Cash flow from financing activities:

      Capital contribution from parent
                                                                          18,000                  2,450
      (Decrease)/increase in future fees payable to parent, net
                                                                        (96,461)                195,495
Net deposits to contract owner accounts
                                                                           3,181                  8,049
                                                                    -------------      -----------------

        Net cash (used in)/provided by financing activities
                                                                        (75,280)                205,994
                                                                    -------------      -----------------

          Net (decrease)/increase in cash and cash
            equivalents
                                                                        (31,748)                 22,045

          Cash and cash equivalents at beginning of period
                                                                          76,499                 89,212
                                                                    -------------      -----------------

            Cash and cash equivalents at end of period                                 $                                                                                                                  $
                                                                          44,751                111,257
                                                                    =============      =================

     Income taxes (received) paid                                                      $                                                                                                                  $
                                                                        (44,294)                 30,349
                                                                    =============      =================

      Interest paid                                                                    $                                                                                                                  $
                                                                          34,087                 85,902
                                                                    =============      =================

                                      See notes to unaudited consolidated financial statements
                  --------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                         NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                          September 30, 2001

1.       BASIS OF PRESENTATION

         The accompanying  unaudited  consolidated  financial statements of American Skandia Life Assurance Corporation ("the Company")
         have been prepared in accordance  with accounting  principles  generally  accepted in the United States for interim  financial information  and with the  instructions to Form 10-Q and Article 10 of Regulation  S-X.  Accordingly,  they do not include all of the  information  and footnotes  required by  accounting  principles  generally  accepted in the United States for complete financial  statements.  In the opinion of management,  all adjustments  (consisting of normal recurring  accruals)  considered necessary for a fair  presentation  have been included.  Operating  results for the nine-month period ended September 30, 2001 are not  necessarily  indicative  of the results  that may be expected  for the year ending  December  31,  2001.  For further information,  refer to the  consolidated  financial  statements and footnotes  thereto in the Company's  audited  consolidated financial statements on Form 10-K for the year ended December 31, 2000.

         Certain reclassifications have been made to prior period amounts to conform to the current period presentation.

2.       NEW ACCOUNTING STANDARD

         Effective  January 1, 2001,  the Company  adopted  Statement  of  Financial  Accounting  Standards  No. 133,  "Accounting  for
         Derivative  Instruments and Hedging  Activities," as amended by SFAS 137 and SFAS 138  (collectively  "SFAS 133").  Derivative instruments held by the Company consist of equity option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death  benefits  ("GMDB").  These  derivative  instruments  are carried at fair market  value.  Unrealized gains and losses are  reported  in  investment  income.  The  adoption  of SFAS No. 133 did not have a material  effect on the
         Company's financial statements.

3.       RESERVES FOR FUTURE INSURANCE POLICY AND CONTRACT BENEFITS

         Included in reserves  for future  insurance  policy and  contract  benefits are  reserves  related to annuity  contracts  with mortality  risks as well as the Company's  GMDB  liability.  Certain  reserve  assumptions  were updated during the first nine months of 2001 to reflect more realistic  expectations as to risks inherent in the GMDB  liability.  These changes reduced the
         GMDB liability  significantly.  Previous  assumptions had been based on statutory valuation principles as an approximation for accounting  principles  generally  accepted in the United States.  In addition,  future  mortality  rates have been lowered to reflect favorable past experience.

         However,  offsetting the reduction in the GMDB  liability,  certain  assumptions  were also updated in the  calculation of the deferred  acquisition  cost  asset.  The  amortizations  of  such  costs  are  determined  in  large  part by  changes  in the expectations of future gross profits of the variable  annuity  business.  In 2001, the decline in equity markets resulted in a significantly lower estimate of future gross profits, thereby decreasing the deferred acquisition cost asset.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                   NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                          September 30, 2001

4.       SEGMENT REPORTING

         In recent years,  in order to broaden the array of products  offered by the Company and its  affiliates to meet a wide variety of financial  planning  needs,  the Company  developed the variable  life  insurance  and  qualified  retirement  plan annuity products.  Assets under  management  and sales for the products other than variable  annuities  have not yet been  significant enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related
         Information."

5.       COMPREHENSIVE INCOME

         The components of comprehensive (loss) income, net of tax, for the nine months ended September 30, 2001 and 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Net income                                                       $32,608          $49,679
         Other comprehensive income (loss):
           Net unrealized investment loss on
               available for sale securities                                1,000            2,493

           Foreign currency translation                                       363              (50)
                                                                       ----------       -----------

         Other comprehensive income                                         1,363            2,443
                                                                        ---------        ---------

         Comprehensive income                                            $ 33,971          $52,122
                                                                         ========          =======

         The components of accumulated other comprehensive income, net of tax, as of September 30, 2001 and December 31, 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Unrealized investment (losses)/gains                            $  2,021          $ 1,021
         Foreign currency translation                                         445               82
                                                                       ----------       ----------

         Accumulated other comprehensive (loss) income                   $  2,466          $ 1,103
                                                                         ========          =======

6.       FOREIGN ENTITY

         The Company has a 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia Vida") which is a life insurance  company domiciled in Mexico,  selling  long-term savings products within Mexico.  Skandia Vida, which is fully  consolidated in the accompanying financial  statements,  had total  shareholders'  equity of $4,815,000 as of September 30, 2001 and  $4,402,000 as of December
         31, 2000 and has  generated  losses of  $2,146,000  and  $1,410,000  for the nine months  ended  September  30, 2001 and 2000, respectively.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                   NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                          September 30, 2001

7.       RESTRUCTURING CHARGES

         In  March  2001,  the  Company  recorded  a  pre-tax  restructuring  charge  of  $3,500,000  to  better  align  its  operating infrastructure  with anticipated  sales volumes under the current equity market  environment.  These charges related primarily to a reduction in the  workforce  of  approximately  140  employees.  At  September  30,  2001,  the  remaining  restructuring liability was approximately $600,000.

         As a result of the continued  volatility in equity markets and lower than  anticipated  sales volumes,  the Company expects to implement  further cost cutting  initiatives  in the fourth  quarter of 2001.  The charge for such  restructuring  has not yet been determined.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                                                       AND RESULTS OF OPERATIONS

                                                 Nine months ended September 30, 2001

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the
September 30, 2001 financial statements and the notes included herein.

Management's  Discussion and Analysis of Financial  Condition and Results of Operations  contains  certain  forward-looking  statements pursuant to the  Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on  estimates  and assumptions  that involve  certain  risks and  uncertainties,  therefore  actual  results  could differ  materially  due to factors not currently known.  These factors include  significant  changes in financial  markets and other economic and business  conditions,  state and federal legislation and regulation, ownership and competition.

American Skandia Life Assurance  Corporation  ("the Company"),  with its principal offices in Shelton,  Connecticut,  is a wholly-owned subsidiary  of  American  Skandia,  Inc.  ("ASI"),  whose  ultimate  parent is  Skandia  Insurance  Company  Ltd.  ("SICL"),  a Swedish
corporation.  The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance  company domiciled in Mexico.

The Company is primarily in the business of issuing  long-term  savings and retirement  products to  individuals,  groups and qualified pension  plans.  The Company is one of the largest  providers of variable  annuity  contracts for the  individual  market in the United
States according to Info-One's Variable Annuity Research & Data Service ("VARDS").

Since its business inception in 1988, the Company has offered an increasingly wide array of annuities,  including:  a) certain deferred and immediate  annuities  that are  registered  with the Securities and Exchange  Commission,  including  variable  annuities and fixed interest rate  annuities  that include a market value  adjustment  feature;  b) certain  other fixed  deferred  annuities  that are not registered with the Securities and Exchange  Commission;  c) non-registered  group variable  annuities designed as funding vehicles for various types of qualified retirement plans; and d) fixed, adjustable and variable immediate annuities.

The Company also offers  modified  single  premium and flexible  premium  variable life  insurance  products and a term life  insurance product offered to shareholders of an affiliate's mutual fund products.

Certain variable annuity products contain a benefit feature  (referred to as "Performance  Advantage")  which provides certain benefits if the policyowner's  account value has not reached a "target value" on its tenth  anniversary.  At the option of the policyowner,  the benefit will be  distributed  in the form of an annual or, if  annuitization  is  selected,  a lump-sum  credit to the  contractowner's account.

The Company's products are sold to individuals,  businesses and pension plans to provide for long-term savings and retirement  purposes and to address the economic impact of premature death, estate and business planning concerns and supplemental retirement needs.

The Company markets its products to independent  financial  planners and  broker-dealers  through an internal field marketing staff. In addition,  the Company markets through and in conjunction with financial  institutions  such as banks that are permitted  directly,  or through affiliates, to sell annuities and life insurance.

Results of Operations
---------------------

Annuity  and life  insurance  sales  volume  for the  nine  months  ended  September  30,  2001  totaled  $2,994,000,000,  compared  to
$6,864,000,000  for the first nine months of 2000. The decrease in sales was consistent  with the general  decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity markets.  Favorable market conditions and strong performance  of the  underlying  mutual  funds in the first half of 2000 drove the sales to record  levels for the first nine months of
2000. In  particular,  due to the closure of markets as a result of the September 11, 2001  terrorist  attacks,  no new contracts  were issued for four days.  Following  September 11, and through the end of the third quarter,  equity markets  remained  unstable,  further reducing sales volume.

Contractowner  fees and  charges  and  charges  generated  from  transfer  agency-type  and  investment  support  activities  decreased
$47,371,000  or 11% for the first nine months of 2001  compared to the same period in 2000.  Management  attributes  this  decline to a
15% drop in average  assets  under  management  partially  offset by  increases  in fee rates  earned on the assets from  certain  fund managers.

Net investment  income  increased  $26,974,000  for the first nine months of 2001 compared to the same period in 2000. The increase was primarily  attributable  to realized and unrealized  gains on derivative  instruments  held to mitigate the market risk embedded in the guaranteed  minimum death benefit reserve ("GMDB") on variable annuity  contracts.  Investment income earned on a higher level of fixed maturity securities also contributed to the increase.

Premium income  represents  premiums  earned on the sale of ancillary  contracts such as immediate  annuities with life  contingencies, supplementary  contracts with life  contingencies and certain life insurance  products.  Although sales of these products were lower in the first nine  months of 2001  compared  to the first nine  months of 2000,  management  expects  premium  income  from  supplementary contracts and immediate annuities to grow over time with the maturing of core business lines.

Net realized  investment  gains totaled  $2,651,000  for the first nine months of 2001,  compared to losses of $1,565,000 for the first nine months of 2000.  The increase is primarily attributable to gains recognized on sales of fixed maturity securities.

Annuity and life insurance  benefits  increased  $873,000 over the first nine months of 2000 as an increase in  supplementary  contract and variable immediate annuity payments, which has increased as this relatively young segment of the Company's annuity business ages.

The change in annuity policy reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the
Company's  GMDB  liability.  Certain  reserve  assumptions  were updated during the first nine months of 2001 to reflect more realistic expectations  as to  risks  inherent  in the  GMDB  liability.  These  changes  reduced  the  GMDB  liability  significantly.  Previous assumptions had been based on statutory valuation  principles as an approximation for accounting  principles  generally accepted in the
United  States.  In addition,  future  mortality  rates have been lowered to reflect  favorable past  experience.  As a result of these changes,  the GMDB reserve  decreased  $39,150,000 in 2001. The GMDB reserve  increased  $8,021,000 for the same  nine-month  period in
2000.

However,  offsetting the resulting  increase in earnings and equity as a result of changes in the GMDB liability,  certain  assumptions were also updated in the  calculation  of the deferred  acquisition  cost asset.  The  amortizations  of such costs are determined in a large part by changes in the  expectations  of future gross profits of the variable  annuity  business.  In 2001, the decline in equity markets  resulted in a  significantly  lower  estimate of future gross profits,  thereby  increasing  the expenses  recognized  through amortization.

 Return  credited to  contractowners  consists of revenues on the variable  and market  value  adjusted  annuities  and  variable  life insurance,  offset by the benefit  payments and changes in reserves  required on this business.  Market value adjusted annuity activity has the largest impact on this benefit.  During the first nine months of 2001, the Separate  Account  investment  returns on the assets supporting  the market value  adjusted  annuities  were less than the expected  returns as  calculated  in the  reserves,  leading to a significant increase in the return credited to contractholders' benefit through September 30, 2001.

 Further  contributing to the increase in return credited to contractowners were increases in the amortization of unearned  Performance
Advantage  target value credits over the nine month period ended  September 30, 2001.  Additionally,  guaranteed  minimum death benefit payments  on variable  annuities  were  driven  higher due to equity  market  declines.  Offsetting  this  charge,  the Company  booked experience-rating  refunds due from a  reinsurer  during the first nine  months of 2001.  Through  the first nine  months of 2000,  the
Company had not recognized such refunds due.

 Underwriting, acquisition and other insurance expenses for the nine months ended September 30, 2001 and 2000 were as follows:

                       (in thousands)                        2001               2000             Change
                                                             ----               ----             ------

         Commissions and purchase credits                  $190,162            $362,371         ($172,209)
         General operating expenses                         118,484             186,307           (67,823)

         Acquisition costs deferred                        (173,238)         (430,195)          256,957
         Acquisition costs amortized                        195,469             144,143            51,326
                                                            -------         -----------        ----------

         Net capitalization of
           deferred acquisition costs                        22,231          (286,052)          308,283
                                                         ----------           ----------        ---------

         Underwriting, acquisition and other
           insurance expenses                              $330,877            $262,626         $  68,251
                                                           ========            ========         =========

 Lower sales and asset  levels for the nine months  ended  September  30,  2001,  compared  with the same period in 2000,  led to a 48%
decrease in commissions and purchase credits.  Partially  offsetting this decline,  the Company launched a commission promotion program during 2001 which  increased  commissions as a percentage of new sales.  In addition,  there has been a steady  increase in asset based commissions relative to sales based commissions.

 General  operating  expenses  decreased  36% from a year ago as a result of lower  sales-based  compensation  and certain cost savings measures  implemented  in 2001 (see  Note 6 of the  Notes to  Unaudited  Consolidated  Financial  Statements).  In  addition,  variable compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and decline in equity markets.

 The decline in capitalized  deferred  acquisition costs is attributable to a significant drop in acquisition related costs as a result of lower sales and shifts in sales trends to asset based commission agreements.

 As mentioned in the Company's  discussion of changes in annuity  policy  reserves,  the Company  updated  certain  assumptions  in the calculation of expected gross profits used to develop deferred  acquisition cost  amortization  rates to reflect more recent experience and current equity market  conditions,  specifically with regard to future GMDB  profitability.  As a result of this and the decline in equity markets, the amortization of such costs increased significantly over the nine months ended September 30, 2000.

Interest expense decreased  $20,422,000,  or 24%, over the nine months ended September 30, 2000 primarily due to lower interest expense related to the reduction of future fees payable to parent  liability which in turn was the result of lower market value  assumptions in the underlying securitized contracts.

The effective  income tax rate for the nine months ended  September  30, 2001,  and 2000 was 25% and 27%,  respectively.  The effective rate is lower than the corporate rate of 35% due to permanent  differences,  with the most significant item being the dividend received deduction.  Management  believes that based on the taxable income  produced in 2000 and the first nine months of 2001, the Company will produce sufficient taxable income in the future to realize its deferred tax assets.

 The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations with the expectation of generating profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of $2,146,000 and $1,410,000 for the nine months ended September 30, 2001 and 2000, respectively.

 Total assets  declined  $5,758,445,000  or 18.2% since  December 31, 2000 as a result of market  declines  combined with slowing sales volume.  Liabilities  declined  $5,810,416,000  or 18.6%,  since December 31, 2000 as a result of the lower required  separate  account reserves.  Separate account assets represent 92% of total assets and separate account liabilities represent 94% of total liabilities.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement has been met in recent years by cash from insurance operations,  investment activities, borrowings from ASI and the transfer of rights to future fees and charges to ASI.

The Company  received  advances of $63,000,000 and capital  contributions  of $15,500,000  from ASI to support the capital needs of its
U.S.  operations  during the first nine months of 2001. In addition,  the Company  received  capital  contributions  of $2,500,000  and
$2,450,000 from ASI to support its investment in Skandia Vida for the nine months ended September 30, 2001 and 2000, respectively.

 As an additional  means of obtaining  funding,  the Company  periodically  has transferred  rights to receive future fees and contract charges  expected to be realized on variable  portions of  designated  blocks of deferred  annuity  contracts  to ASI  ("securitization transactions").  The Company did not enter into any new  securitization  transactions in the first nine months of 2001.  Funds received from new securitization transactions for the first nine months of 2000 amounted to $261,858,000.

The Company  continues  to extend its  reinsurance  agreements  for new blocks of business.  The  reinsurance  agreements  are modified coinsurance  arrangements  where the  reinsurer  shares in the  experience  of a specific  book of business.  During 2001,  the company amended  certain  reinsurance  agreements  and recorded  amounts due from  reinsurers  based on favorable  experience.  The  amendments resulted in a receivable of $2,213,000 and the experience rating refund resulted in an additional receivable of $9,679,000.

 The Company  expects the continued  use of  reinsurance  and  securitization  transactions  to fund the cash strain  anticipated  from acquisition costs on the coming years' sales volume.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula includes  components for asset risk,  insurance risk,  interest risk and business  risk.  The  Company has  complied  with the NAIC's RBC  reporting  requirements  and has total  adjusted  capital  well above required capital.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

There have been no material  changes to the  Company's  market risk  during the first nine months of 2001.  The Company has  provided a discussion of its market risks in Item 7A of Part II of the December 31, 2000 Form 10-K.

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(in thousands)                                                            For the Year Ended December 31,
                                                         2000           1999           1998            1997           1996
                                                         ----           ----           ----            ----           ----
STATEMENT OF OPERATIONS DATA
----------------------------

Revenues:
Annuity and life insurance charges and fees*         $             $     289,989   $              $     121,158   $     69,780
                                                     424,578                       186,211
Fee income                                                                                                               16,420
                                                     130,610       83,243          50,839         27,593
Net investment income
                                                     11,656        10,441          11,130         8,181           1,586
Premium income and other revenues
                                                     -----------   -----------     ------------   -----------
                                                     4,778         3,688           1,360          1,082           265
                                                     -----         -----           -----          -----           ---

Total revenues                                       $             $     387,361   $              $     158,014   $     88,051
                                                     ======        =============   =======        =============   ============
                                                     571,622                       249,540
                                                     =======                       =======

Benefits and Expenses:
Annuity and life insurance benefits                  $             $               $              $               $
                                                     751           612             558            2,033           613
Change in annuity and life insurance
   policy reserves
                                                     45,018        3,078           1,053          37              635
Cost of minimum death benefit reinsurance                                                                                 2,867
                                                     -             2,945           5,144          4,545
Return credited to contractowners
                                                     9,046         (1,639)         (8,930)        (2,018)         673
Underwriting, acquisition and other insurance
   expenses                                                                                                             49,887
                                                     335,213       206,350         167,790        90,496
Interest expense                                                                                                        10,791
                                                     ---------     ---------       ---------      ---------       ------------
                                                     85,998        69,502          41,004         24,895
                                                     ------        ------          ------         ------

Total benefits and expenses                          $             $     280,848   $     206,619  $     119,988   $    65,466
                                                     ======        =============   =============  =============   ===========
                                                     476,026
                                                     =======

Income tax expense (benefit)                         $             $       30,344  $              $       10,478  $
                                                     ========      ==============  ==========     ==============  =
                                                     30,779                        8,154                          (4,038)
                                                     ======                        =====

Net income                                           $             $               $              $       27,548  $    26,623
                                                     ========      ========        ========       ==============  ===========
                                                     64,817        76,169          34,767
                                                     ======                        ======

STATEMENT OF FINANCIAL CONDITION DATA
-------------------------------------

Total Assets                                         $31,702,705   $30,881,579     $18,848,273    $12,894,290     $8,268,696
                                                     ===========   ===========     ===========    ===========     ==========

Future fees payable to parent                        $             $     576,034   $     368,978  $     233,034   $     47,112
                                                     ======        =============   =============  =============   ============
                                                     934,410
                                                     =======

Surplus Notes                                        $             $     179,000   $              $     213,000   $   213,000
                                                     ======        =============   ======         =============   ===========
                                                     159,000                       193,000
                                                     =======

Shareholder's Equity                                 $             $     359,434   $              $     184,421   $   126,345
                                                     ======        =============   ======         =============   ===========
                                                     496,911                       250,417
                                                     =======

*    On annuity and life insurance  sales of $8,216,167,  $6,862,968,  $4,159,662,  $3,697,990,  and $2,795,114  during the years ended
     December 31, 2000,  1999,  1998,  1997,  and 1996,  respectively,  with  contractowner  assets under  management  of  $29,751,822,
     $29,396,693, $17,854,761, $12,119,191, and $7,764,891 as of December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's  Discussion and Analysis of Financial  Condition and Results of Operations contains certain  forward-looking  statements pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates  and assumptions  that involve  certain risks and  uncertainties,  therefore  actual  results could differ  materially  due to factors not currently known. These factors include  significant  changes in financial markets and other economic and business  conditions,  state and federal legislation and regulation, ownership and competition.

 Results of Operations
 ---------------------

 Annuity and life insurance sales increased 20% in 2000 to  $8,216,167,000  as compared to 65% in 1999.  Overall sales growth in 2000 was driven by  significant  sales volume in the first  quarter of 2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year  negatively  impacted sales as the first quarter growth rate was not sustained.  The Company continues to focus on increasing sales through innovative  product  development  activities,  the recruitment and  retention  of top  producers,  high  quality  customer  service  and  improvements  in  web-based  technology.  All three  major distribution channels achieved sales growth in 2000.

 Average assets under management totaled  $31,413,809,000 in 2000 and $21,984,759,000 in 1999,  representing an increase of 43%. As a result of the growth in sales and average  assets under  management,  annuity and life  insurance  charges and fees  increased 46% in
2000 and 56% in 1999. Fee income  generated from transfer  agency-type and investment  support  activities  increased 57% in 2000 and
64% in 1999.

Net  investment  income  increased 12% in 2000  compared to 1999 and  decreased 6% in 1999 compared to 1998.  The increase in 2000 is primarily  due to a higher level of  investments,  partially  offset by  $6,939,000  of  amortization  of premiums paid on derivative instruments.  The  decrease in 1999 was  primarily  the result of  $1,036,000  of  amortization  of the premium  paid on a derivative instrument  purchased  during 1999.  See Note 2D to the  consolidated  financial  statements  for  information  related to derivative
instruments  used  to  hedge  the  guaranteed  minimum  death  benefit  ("GMDB")  reserve  fluctuations.   Excluding  the  derivative
amortization,  net  investment  income  increased  62% in 2000 and  increased 3% in 1999 as a result of increased  bond holdings that support the Company's risk-based capital objectives.

 Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts with life  contingencies  and certain life insurance  products.  Increased sales of these products led to an increase in premium  income in 2000.  The increase in 2000 and 1999 was  primarily  due to higher sales of  supplementary  contracts.
Management expects supplementary contracts to grow over time with the maturing of core business lines.

Net  realized  investment  losses  totaled  $688,000 in 2000,  compared to gains of $578,000 in 1999 and $99,000 in 1998.  The change from 1999 to 2000 is primarily  due to realized  losses on sales of  securities in the fixed  maturity  portfolio.  These losses were partially  offset by realized gains on sales of fixed  maturities  and mutual funds.  The increase in realized gains in 1999 compared to 1998 is due to higher gains on sales of mutual fund investments.

 The change in annuity policy reserves  includes changes in reserves related to annuity contracts with mortality risks as well as the
Company's GMDB liability.  In 2000,  equity markets  declined and the underlying  fund  performance was lower than the prior year. In contrast,  the equity markets and underlying  fund  performance  were up  significantly  in 1999 compared to 1998. The combination of these events  resulted in an increase in GMDB  reserves of  $39,866,000  in 2000.  This  compares to an increase in GMDB  reserves of
$2,323,000 in 1999.

 In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from  significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing  equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer had exited this market.

 Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the  benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity has the largest  impact on this  benefit.  In 2000 and 1999,  the Separate  Account  investment  returns on the market value adjusted  annuities were less than the expected  returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the  amortization of unearned
Performance  Advantage  target value credits,  which increased  $6,826,000 in 2000 over 1999. Other  significant  contributors to the change from 1999 to 2000 include  guaranteed  minimum death benefit  payments on variable  annuities  which were driven up due to the market declines in 2000 as well as increased costs associated with processing of backdated  financial  transactions.  These increased costs were partially offset by a 2000 experience refund on certain reinsurance treaties in the amount of $4,339,000.

 Underwriting, acquisition and other insurance expenses for 2000, 1999 and 1998 were as follows:

                     (in thousands)                                  2000                 1999                1998
                                                                     ----                 ----                ----

   Commissions and purchase credits                              $ 393,494            $ 358,279           $ 201,008

   General operating expenses                                      252,206              214,269             141,586

   Acquisition costs deferred during the year                     (495,103)            (450,059)           (261,432)
   Acquisition costs amortized during the year                     184,616               83,861              86,628
                                                                   -------   -           ------   -          ------

   Net capitalization of deferred acquisition costs               (310,487)            (366,198)           (174,804)
                                                       -          ---------            ---------           ---------

   Underwriting, acquisition and other
        insurance expenses                                       $ 335,213            $ 206,350           $ 167,790
                                                                 =========            =========           =========

 Underwriting,  acquisition  and  other  insurance  expenses  increased  62%  and  23% in  2000  and  1999,  respectively.  Increased commissions  and  purchase  credits  reflect the  increase in sales in both 2000 and 1999.  Significant  investments  in new product development  and  internet-based  technology  contributed  to  general  operating  expense  increases  in both  2000 and  1999.  The amortization of acquisition  costs  increased  substantially  in 2000 compared to 1999 as the associated  costs from record sales in late 1999 and early 2000 were  recognized in accordance with accounting  principles  generally  accepted in the United States profit and expense recognition models.

 Interest  expense  increased  $16,496,000  in  2000  and  $28,498,000  in 1999  as a  result  of  additional  securitized  financing transactions,  which  consist of the  transfer of rights to receive  future fees to the Parent  ("securitization  transactions").  In addition,  the  Company  retired  surplus  notes  on  December  10,  2000 and  December  31,  1999 of  $20,000,000  and  $14,000,000,
respectively.  Surplus notes outstanding as of December 31, 2000 and 1999 totaled $159,000,000 and $179,000,000, respectively.

 The  effective  income tax rates for the years ended  December 31,  2000,  1999 and 1998 were 32%,  28% and 19%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to  permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that based on the taxable income  produced in the past two years, as well as the continued  growth in annuity sales,  the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

 The Company  generated net income after tax of  $64,817,000,  $76,169,000  and  $34,767,000  in 2000,  1999 and 1998,  respectively.
Revenue  increases in 2000 were more than offset by higher  benefits and expenses  driven  primarily from the increase in the reserve requirement  related  to the GMDB as a result of the  decline in the equity  markets.  Investments  in new  product  development  and technology  also  contributed  to the  increase in  expenses.  These  factors  resulted in the 15% decline in net income.  Net income increased  119% in 1999 due to strong sales growth and favorable  market  conditions  which led to higher  asset-based  revenue.  The
Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the  expectation  of generating profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended  December 31, 2000,  1999 and 1998,  respectively.  The Company  expects to transfer  ownership of
Skandia Vida to an upstream affiliate during 2001.

 On March 22, 2001, the Company  announced that it will begin an aggressive  operating  expense reduction program to better align its operating  infrastructure  with the current  investment  environment.  The planned  moves  include a reduction of  approximately  150 positions,  representing 13% of the Company's  workforce,  reductions in the compensation and benefit programs and the curtailment of certain discretionary expenses.

 Total assets grew 3% in 2000  partially  as a result of the modest  increase in separate  account  assets  reflecting  the impact of strong  sales  which were  almost  entirely  offset by the  decline in equity  markets.  Increased  deferred  acquisition  costs also contributed  to the  increase in assets.  Liabilities  grew 2% in 2000 due to higher  reserves  required  to support the  increase in annuity and life insurance  business,  and increased  financing activity related to the transfer of rights to receive future fees and charges.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance operations,  investment  activities,  borrowings from ASI and the securitization transactions with ASI.

 The majority of the  operating  cash outflow  resulted  from the sale of variable  annuity and variable  life  products that carry a contingent  deferred  sales charge.  This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate  accounts  supporting  the  product  leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made available by insurance  operations and  investments of the Company to financing in the form of surplus notes, capital  contributions,  securitization  transactions and modified coinsurance reinsurance arrangements:

o        During 2000 and 1999, the Company received  $69,000,000 and $34,800,000,  respectively,  from ASI to support the capital needs and anticipated  growth in business of its U.S.  operations.  In addition,  the Company received  $2,450,000 and $1,690,000 from
     ASI in 2000 and 1999, respectively, to support its investment in Skandia Vida.

o        Funds received from new securitization  transactions  amounted to $476,288,000 in 2000 and $265,710,000 in 1999 (see Note 8 to
     the consolidated financial statements).

o        During 2000 and 1999, the Company  extended its reinsurance  agreements.  The Company also entered into an agreement with SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer  shares in the experience of a specific book of business.

 The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on the coming years' sales volume.

 As of December 31, 2000 and 1999,  shareholder's  equity totaled  $496,911,000 and  $359,434,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements are intended to allow insurance  regulators to identify companies that may need  regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance  risk,  interest rate risk and business  risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings  and  retirement  purposes as well as to address the  economic  impact of  premature  death,  estate and  business planning  concerns and supplemental  retirement needs. The Company  continues to focus on offering  innovative  long-term savings and income products and providing  superior  customer service in order to gain market share and improve  profitability in an increasingly competitive market.

The Gramm-Leach-Bliley  Act of 1999 (the Financial Services Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for continued  consolidation  in the financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could  impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and internet  regulation.  Pension reform may change current tax deferral rules and allow increased  contributions to  retirement  plans,  which may lead to higher  investments  in  tax-deferred  products  and create  growth  opportunities  for the
Company.  A capital gains tax reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely impact the  Company.  New privacy  standards  and internet  regulation  may impact the  Company's  strategic  initiatives  especially related to potential partnerships with web-based technology providers.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations  in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market interest rates and equity prices.  The following  discussion focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies used to manage these risks.  The discussion  is limited to financial  instruments  subject to market risks and is not intended to be a complete  discussion  of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

 Fluctuations  in interest rates can potentially  impact the Company's  profitability  and cash flows.  The Company has 97% of assets held under  management  that are in  non-guaranteed  Separate  Accounts for which the Company's  exposure is not  significant  as the contractowner  assumes  substantially  all the investment risk. On the remaining 3% of assets,  the interest rate risk from contracts that carry  interest  rate  exposure  is managed  through an  asset/liability  matching  program  which  takes into  account the risk variables of the insurance liabilities supported by the assets.

 At December 31, 2000, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates.  These  securities  are held in support  of the  Company's  fixed  immediate  annuities,  supplementary  contracts,  the fixed components  of variable  life  insurance  contracts,  and in support of the  Company's  target  solvency  capital.  The Company has a conservative  investment  philosophy with regard to these  investments.  All investments are investment  grade corporate  securities, government agency or U.S. government securities.

 The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available  range from one to ten years.  Withdrawal  of funds before the end of the  guarantee  period  subjects the  contractowner  to a market value adjustment  ("MVA").  In the event of rising interest rates, which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining interest rates, which make the fixed maturity securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains strict  asset/liability  matching to enable this offset.  However,  the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment of interest  payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities held in the Company's  general account and guaranteed  separate  account as of December 31, 2000 totaled  $1,095,100,000.
Fixed income  investments  supporting  those  liabilities  had a fair value of  $1,098,500,000.  The Company  performed a sensitivity analysis on these  interest-sensitive  liabilities  and assets at December 31, 2000. The analysis  showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities  and the  corresponding  assets of  approximately
$37,300,000  and  $41,500,000,  respectively.  An analysis of a 100 basis point decline in interest rates at December 31, 1999 showed a net  increase in  interest-sensitive  liabilities  and the  corresponding  assets of  approximately  $10,200,000  and  $24,800,000, respectively.

 Equity Market Exposure
 ----------------------

 The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees  and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further  compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above.  A 10% decline in the market value of the assets under management at December 31, 2000,  sustained  throughout 2001, would result in an approximate drop in related  annual fee income of  $54,000,000.  This result was not  materially  different  than the result  obtained  from the analysis performed as of December 31, 1999.

 Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and  correspondingly  the  performance  of the  underlying  mutual  funds,  increases  the  guaranteed  minimum death benefit liabilities.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company  utilizes  derivative  instruments to hedge  against  the risk of  significant  decreases  in equity  markets.  Prior to the  implementation  of this  program  the Company utilized reinsurance to transfer this risk.

 The  Company  has a small  portfolio  of equity  investments;  mutual  funds  which are held in support  of a deferred  compensation program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio  would  decline,  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

 Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest  rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2000 and 1999, and the related  consolidated statements of operations,  shareholder's  equity and cash flows for the three year period ended December 31, 2000.  These  consolidated financial  statements  are the  responsibility  of the  Company's  management.  Our  responsibility  is to  express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2000 and 1999,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2000 in  conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                            $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                            $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                            $
                                                                     ===============            ================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Operations
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flow
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                  12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM").  The Company currently issues variable and term life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia Vida") which is a life insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and  $4,592,000 as of December 31, 2000,  and 1999,
         respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000, $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted  in the  United  States.  Intercompany  transactions  and  balances  have  been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative  Instruments
                  and Hedging  Activities",  as amended by SFAS 137 and SFAS 138  (collectively,  "SFAS 133").  SFAS 133 is effective for all fiscal quarters of all fiscal years beginning  after June 15, 2000;  accordingly,  the Company adopted SFAS
                  133  on  January  1,  2001.  This  statement   establishes   accounting  and  reporting  standards  for  derivative
                  instruments,  including certain derivative  instruments  embedded in other contracts,  and for hedging  activities.
                  SFAS No. 133 requires that all  derivative  financial  instruments  be measured at fair value and recognized in the statement of condition  as either  assets or  liabilities.  Changes in the fair value of the  derivative  financial instruments  will be reported in either earnings or  comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge  accounting  treatment is permitted  only if specific  criteria are met,  including  that the hedging relationship be highly  effective both at inception and on an ongoing basis.  Accounting for hedges varies based on the type of hedge - fair value or cash flow.  Results of effective  hedges are  recognized in current  earnings for fair value  hedges and in other  comprehensive  income for cash flow  hedges.  Ineffective  portions  of hedges are recognized immediately in earnings.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity put  options  utilized to manage the market risk and reserve  fluctuations  associated  with the guaranteed  minimum death benefit  ("GMDB").
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

C.       Investments
--------------------

                  The Company has  classified  its fixed  maturity  investments  as either  held-to-maturity  or  available-for-sale.
                  Investments  classified as held-to-maturity  are investments that the Company has the ability and intent to hold to
                  maturity.   Such  investments  are  carried  at  amortized  cost.  Those   investments   which  are  classified  as
                  available-for-sale  are  carried  at fair value and  changes in  unrealized  gains and  losses  are  reported  as a component of other comprehensive income.

                  The Company has classified its mutual fund  investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification  method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk  management  purposes, and not for  trading or  speculation.  The  Company  hedges  the market  value  fluctuations  of the GMDB  exposure embedded in its policy reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the  contracts.  The  options are  carried at  amortized  cost plus  intrinsic  value,  if any, at the valuation  date.  An option has intrinsic  value if it is  "in-the-money."  For a put option to be  "in-the-money,"
                  the  exercise  price  must be greater  than the value of the  underlying  index.  Changes  in  intrinsic  value are recorded as a component of the change in annuity and life  insurance  policy  reserves  consistent  with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds  purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed  maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The  intrinsic  value  portion  of the  derivative  instrument  is  determined  based on the  current  value of the underlying index.

                  The carrying value of cash and cash  equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future fees  payable to parent and surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected  at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized  on a  straight-line  basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal use software in  accordance  with the American
                  Institute of Certified  Public  Accountants  Statement of Position 98-1 ("SOP 98-1"),  "Accounting for the Costs of
                  Software  Developed or Obtained for Internal Use. The SOP, which was adopted  prospectively  as of January 1, 1999, requires the  capitalization  of certain costs  incurred in connection  with  developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1,  the Company  expensed all  internal  use software  related  costs as
                  incurred.   Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined state income tax return of an upstream  company,  Skandia AFS  Development  Holding  Corporation and certain of its  subsidiaries.  In accordance with the tax sharing  agreement,  the federal and state income tax  provisions  are  computed on a separate  return basis as adjusted for consolidated items such as net operating loss carryforwards.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual  maintenance fee per contract.
                  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate annuity contracts with and without life  contingencies  consist of certain charges against  contractowner  account  values  including  mortality and expense risks and  administration  fees.  Benefit reserves for variable  immediate  annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value adjusted fixed annuity  contracts  consist of separate account  investment income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return  credited to  contractowners.  Benefit  reserves  for these  contracts  represent  the account  value of the contracts,  and are  included in the general  account  reserve for future  contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity  contracts without life  contingencies  consist of net investment  income.  Revenues for immediate annuity contracts with life  contingencies  consist of single premium payments  recognized as annuity considerations  when  received.  Benefit  reserves for these  contracts are based on the Society of Actuaries  1983
                  Table-a with assumed  interest  rates that vary by issue year.  Assumed  interest  rates ranged from 6.25% to 8.25%
                  at December 31, 2000 and 1999.

                  Revenues  for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality and expense risk fees,  cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves  for  variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily  related to the production of new business, are being deferred,  net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with  production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years  ended  December  31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

         L.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity  and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of
                  1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded  premiums of $2,945,000  and  $5,144,000;
                  received  claim  reimbursements  of  $242,000  and  $9,000;  and,  recorded  increases/(decreases)  in  reserves of
                  ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and
                  $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using  local  currency as the functional  currency.  Assets and  liabilities  are  translated  at the exchange  rate in effect at each  year-end.
                  Statements of income and  shareholder's  equity accounts are translated at the average rate  prevailing  during the year.  Translation  adjustments  arising  from the use of  differing  exchange  rates  from  period to  period  are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments  in mutual funds,  short-term  securities  and  cash  and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through the Company's  investment  advisory  affiliate,  American  Skandia
                  Investment Services,  Inc. ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are  managed by  independent  investment  firms.  The  contractowner  has the option of  directing  funds to a wide variety  of  mutual  funds.  The  investment  risk  on  the  variable  portion  of  a  contract  is  borne  by  the contractowner.  A fixed  option  with a  minimum  guaranteed  interest  rate  is also  available.  The  Company  is responsible for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of $1,059,987,000  and $896,205,000 at December 31, 2000 and
                  1999,  respectively,  relating to annuity  contracts  for which the  contractowner  is  guaranteed  a fixed rate of return.  Separate Account assets of  $1,059,987,000  and $896,205,000 at December 31, 2000 and 1999,  respectively, consisting of long term bonds,  short-term  securities,  transfers  due from the general  account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial  statements in conformity with accounting  principles generally accepted in the United
                  States  requires that  management  make  estimates and  assumptions  that affect the reported  amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the reporting  period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve  policy  lapses,  investment  return and  maintenance  expenses.  Actual  results  could  differ from those estimates.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The amortized cost,  gross  unrealized  gains/losses  and estimated fair value of  available-for-sale  and  held-to-maturity fixed  maturities and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at
         December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                          $ 81,183             $ -           $(678)       $ 80,505

         Obligations of state and political
            subdivisions                                           253               -              (3)            250

         Corporate securities                                  121,859               -          (4,449)        117,410
                                                               -------               -          -------        -------

             Totals                                           $203,295             $ -         $(5,130)       $198,165
                                                              ========             ===         ========       ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                          $1,105               $ -              $ (1)      $1,104

         Corporate securities                                   2,255                -               (15)        2,240
                                                              -------                -               ----       ------

             Totals                                           $3,360               $ -              $(16)      $3,344
                                                              ======               ===              =====      ======

         Proceeds  from  sales of  fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and  $999,000,
         respectively.   Proceeds  from  maturities  during  2000,  1999  and  1998  were  $1,104,000,  $4,030,000,  and  $3,050,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

     The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information Services and Technology  Corporation  ("ASIST"),  an affiliated company. The
         Company  has also  charged  operating  costs to ASISI.  The total  cost to the  Company  for  these  items was  $13,974,000,
         $11,136,000,  and $7,722,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  Income received for these items was $11,186,000, $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $5,842,000  and  $1,441,000  for the years ended  December 31, 2000 and 1999.  As of December 31, 2000 and
         1999, amounts receivable under this agreement were $492,000 and $245,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions  with ASI, the Company  transferred  certain rights to receive future fees and contract  charges expected to be realized on variable portions of designated blocks of deferred annuity contracts.

         The proceeds from the  transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge  period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these  transactions,  ASI issued  collateralized  notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage  (60%, 80% or
         100% depending on the underlying  commission  option) of future mortality and expense charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized over the remaining surrender charge period of the designated contracts
         (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years ended December 31, 2000, 1999 and 1998,  respectively.  Related  interest expense of
         $70,667,000,  $52,840,000  and  $22,978,000  has been included in the  statement of income for the years ended  December 31,
         2000, 1999 and 1998, respectively.

         The  Commissioner  of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company  becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for 2000, 1999 and 1998 was
         $6,593,000,  $5,003,000  and  $3,588,000  respectively.  Future  minimum  lease  payments  per year and in  aggregate  as of
         December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains cash, bonds and notes on deposit with various  states.  The carrying value of these  deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,
         and 1999,  respectively.  These  deposits are required to be  maintained  for the  protection of  contractowners  within the individual states.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $342,804,000 and $286,385,000 at December 31, 2000 and 1999, respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without  prior approval of the state  insurance  department  is subject to  restrictions  relating to  statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with  minimum  capital  levels as required by the  California  Department  of
         Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures Manual in a process  referred to as  Codification.  The State of Connecticut has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed  statutory  accounting  practices and will  result in  changes  to the  accounting  practices  that the  Company  uses to prepare  its  statutory-basis  financial statements.  The  adoption of the revised  accounting  practices is not  expected to have a material  adverse  effect on the
         Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The  Company  has a 401(k)  plan for  which  substantially  all  employees  are  eligible.  Under  this  plan,  the  Company contributes  3% of salary  for all  participating  employees  and  matches  employee  contributions  at a 50% level up to an additional 3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants  were  $3,734,000,
         $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company  has a deferred  compensation  plan,  which is  available  to the  internal  field  marketing  staff and certain officers.  Company  contributions  to this plan on behalf of the participants  were $399,000,  $193,000 and $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The  Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and certain  affiliates  also have a profit  sharing  program  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to  receive  any  payments  under the  programs.  The  accrued  liability  representing  the value of these  units was
         $31,632,000  and  $42,619,000  as of  December  31,  2000  and  1999,  respectively.  Payments  under  these  programs  were
         $13,542,000, $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                                 1999
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                                 1998
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000,  the Company  entered into a modified  coinsurance  agreement  with SICL  effective  January 1996.  During
         2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At December 31, 2000,
         $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its  obligations to  policyholders.  The Company  remains liable to its  policyholders  for the portion  reinsured to the extent that any reinsurer does not meet its obligations  assumed under the reinsurance agreements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated  February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to additional paid-in capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

         Payment of interest and  repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December  31, 2000 and 1999,  $15,816,000  and  $14,372,000,
         respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan  payable to ASI at December  31, 2000 and 1999 as part of a revolving  loan agreement.  The loan has an  interest  rate of 7.13% and  matures  on March 12,  2001.  The total  interest  expense  to the
         Company was  $687,000,  $585,000  and  $622,000 and for the years ended  December  31,  2000,  1999 and 1998,  respectively.
         Accrued interest payable was $222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account  assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than
         10 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company  and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed the variable life  insurance and qualified  retirement  plan annuity products.  Assets under  management  and sales for the products  other than  variable  annuities  have not been  significant enough to warrant full  segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an  Enterprise  and
         Related Information."

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31          June 30 September 30     December 31
                                                            --------          ------- ------------     -----------
                          2000
                          ----
        Premiums and other insurance
           revenues                                        $137,255        $139,317          $147,923         $136,159
        Net investment income                                 2,876                                                966
                                                                    3,628             4,186
        Net realized capital gains (losses)                     729         (1,436)            (858)               877
                                                  -------       ---    ---  -------   -----    ----    -------     ---
        Total revenues                                      140,860          141,509           151,251         138,002
        Benefits and expenses                               106,641          121,356           137,514         110,515
                                                            -------         --------          --------         -------
        Pre-tax net income                                   34,219            20,153                           27,487
                                                                                      13,737
        Income taxes                                         10,038                                             12,349
                                                  --         ------          ----              ----    --       ------
                                                                    5,225             3,167
                                                                    -----             -----
        Net income                                          $24,181          $14,928           $10,570         $15,138
                                                            =======          =======           =======         =======

                          1999
                          ----
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654             2,842                           2,210
                                                                                       2,735
        Net realized capital gains                               295                                                52
                                                  -------        ---         ---------        -------- ---------    --
                                                                     25                206
                                                                     --                ---
        Total revenues                                        81,458           91,302          100,896         113,705
        Benefits and expenses                                 64,204           67,803                           77,244
                                                  --          ------         --------         ---      --       ------
                                                                                       71,597
                                                                                       ------
        Pre-tax net income                                    17,254           23,499                           36,461
                                                                                       29,299
        Income taxes                                           3,844             7,142                          11,460
                                                  -----        -----        ----------        -----    --       ------
                                                                                       7,898
                                                                                       -----
        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

                          1998
                          ----
        Premiums and other insurance
           revenues                                          $50,593         $57,946          $62,445          $67,327
        Net investment income                                  3,262             2,410                           2,989
                                                                                       2,469
        Net realized capital gains (losses)                      156                              (46)
                                                  -------        ---        ----------     -----------
                                                                     13                                      (24)
                                                                     --                                      ----
        Total revenues                                        54,011           60,369           64,868          70,292
        Benefits and expenses                                 46,764           42,220           48,471          69,164
                                                  --          ------                          --------        - ------
        Pre-tax net income                                     7,247           18,149           16,397           1,128
        Income taxes                                           1,175             4,174
                                                  ----         -----                          ----
                                                                                       2,223                       582
                                                                                       -----                       ---
        Net income                                            $6,072         $13,975          $14,174            $ 546
                                                              ======         =======          =======            =====

B-7

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts  were  available  during the periods  shown as  investment  options for other  variable  annuities we offer pursuant to different  prospectuses.  The Insurance Charge assessed  against the  Sub-accounts  under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units:  The following  table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the Class 1 Sub-accounts of Separate  Account B that commenced  operations  prior to January 1, 2001 and are being offered  pursuant to this  Prospectus or which we offer  pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding  in each such
Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement  of operations  until December 31st of the  applicable  year. The portfolios in which a particular  Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced  operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
-----------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                    $16.12       23.45      12.54      11.46      11.39       10.23          -          -         -        -
Number of Units           16,245,805   8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                     $8.25           -          -          -          -           -          -          -         -        -
Number of Units               84,394           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity
(3)
(1989)                        $31.88       43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37    13.69
Unit Price                19,112,622  16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773 1,092,902
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                    $17.92       21.66      13.30      11.35          -           -          -          -         -        -
Number of Units           17,007,352   6,855,601  5,670,336  2,857,188          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $10.08       11.01          -          -          -           -          -          -         -        -
Number of Units            2,803,013     116,756          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)
(1994)
Unit Price                    $21.51       42.08      17.64      17.28      16.54       13.97      10.69          -         -        -
Number of Units           25,535,093  32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST DeAm Small-
Cap Growth (6)
(1999)
Unit Price                    $11.98       15.37          -          -          -           -          -          -         -        -
Number of Units           63,621,279  53,349,003          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
                                                                                                                              ---------
------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                     $9.08           -          -          -          -           -          -          -         -        -
Number of Units              196,575           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value (7)
(1998)
Unit Price                    $13.95       10.57       9.85          -          -           -          -          -         -        -
Number of Units           15,193,053   6,597,544  4,081,870          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (8)
(1997)
Unit Price                    $13.35       11.11      11.20      12.70          -           -          -          -         -        -
Number of Units           23,298,524  21,340,168 24,700,211 14,612,510          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (9)
(2000)
Unit Price                     $6.58           -          -          -          -           -          -          -         -        -
Number of Units            9,426,102           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (10)
(1994)
Unit Price                    $25.90       28.58      19.15      16.10      13.99       12.20       9.94          -         -        -
Number of Units           26,517,850  13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (11)
(1993)
Unit Price                    $21.09       16.78      16.10      16.72      13.41       12.20       9.81      10.69         -        -
Number of Units           44,558,699  37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                     $6.74           -          -          -          -           -          -          -         -        -
Number of Units           28,229,631           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                    $10.06           -          -          -          -           -          -          -         -        -
Number of Units            1,273,094           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Kinetics
Internet (2)
(2000)
Unit Price                     $8.01           -          -          -          -           -          -          -         -        -
Number of Units              116,363           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                    $19.86       15.88      12.57      14.46      14.19       11.01          -          -         -        -
Number of Units            6,520,983   6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth (12)
(1996)
Unit Price                    $17.38       20.44      15.48      12.33      10.89           -          -          -         -        -
Number of Units           25,796,792  17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $10.38       11.27          -          -          -           -          -          -         -        -
Number of Units            7,515,486     409,467          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                    $17.81       21.06      14.00      10.03          -           -          -          -         -        -
Number of Units           94,627,691  78,684,943 40,757,449    714,309          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                    $41.14       60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51        -
Number of Units           99,250,773  94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139        -
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AST Janus Strategic
Value (2)
(2000)
Unit Price                     $9.82           -          -          -          -           -          -          -         -        -
Number of Units              586,058           -          -          -          -           -          -          -         -        -
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AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.39        8.35       8.28          -          -           -          -          -         -        -
Number of Units           11,891,188   6,224,365  3,771,461          -          -           -          -          -         -        -
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AST Sanford Bernstein
Managed Index 500 (13)
(1998)
Unit Price                    $13.55       15.08      12.61          -          -           -          -          -         -        -
Number of Units           48,835,089  39,825,951 22,421,754          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
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AST American Century
Income & Growth (14)
(1997)
Unit Price                    $14.24       16.19      13.35      12.06          -           -          -          -         -        -
Number of Units           32,388,202  21,361,995 13,845,190  9,523,815          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
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AST Alliance Growth
and Income (15)
(1992)
Unit Price                    $28.72       27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60        -
Number of Units           53,536,296  52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949        -
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                                                                       Year Ended December 31,
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                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
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AST MFS Growth with
Income
(1999)
Unit Price                    $10.36       10.49          -          -          -           -          -          -         -        -
Number of Units            6,937,627     741,323          -          -          -           -          -          -         -        -
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AST INVESCO Equity
Income
(1994)
Unit Price                    $22.01       21.31      19.34      17.31      14.23       12.33       9.61          -         -        -
Number of Units           50,171,495  46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -        -
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AST AIM Balanced (16)
(1993)
Unit Price                    $19.98       21.19      17.78      15.98      13.70       12.49      10.34      10.47         -        -
Number of Units           30,290,413  23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -        -
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AST American Century
Strategic Balanced
(1997)
Unit Price                    $14.23       14.90      13.37      11.18          -           -          -          -         -        -
Number of Units           14,498,180  13,944,535  6,714,065  2,560,866          -           -          -          -         -        -
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AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                    $19.33       19.70      18.12      15.53      13.30       11.92       9.80          -         -        -
Number of Units           19,704,198  22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -        -
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AST T. Rowe Price
Global Bond (17)
(1994)
Unit Price                    $10.49       10.69      11.82      10.45      10.98       10.51       9.59          -         -        -
Number of Units           11,219,503  12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -        -
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AST Federated High
Yield
(1994)
Unit Price                    $12.80       14.38      14.30      14.13      12.62       11.27       9.56          -         -        -
Number of Units           36,914,825  41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -        -
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AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                    $10.12           -          -          -          -           -          -          -         -        -
Number of Units              650,253           -          -          -          -           -          -          -         -        -
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AST PIMCO Total
Return Bond
(1994)
Unit Price                    $14.40       13.09      13.43      12.44      11.48       11.26       9.61          -         -        -
Number of Units           82,545,240  73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -        -
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AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $12.79       11.96      11.73      11.26      10.62       10.37          -          -         -        -
Number of Units           31,046,956  32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -        -
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                                                                       Year Ended December 31,
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                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
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AST Money Market
(1992)
Unit Price                    $12.94       12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01        -
Number of Units          172,493,206 187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872        -

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                     $7.09       10.06       6.19      10.05      10.25           -          -          -         -        -
Number of Units           12,899,472  12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -        -

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                    $10.05        9.96          -          -          -           -          -          -         -        -
Number of Units              502,986     136,006          -          -          -           -          -          -         -        -
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Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $9.56        9.17       9.53         -           -          -          -           -         -        -
Number of Units            4,442,888   2,826,839  1,148,849         -           -          -          -           -         -        -

INVESCO VIF -
Technology
(1999)
Unit Price                    $12.48       16.52          -          -          -           -          -          -         -        -
Number of Units           29,491,113   4,622,242          -          -          -           -          -          -         -        -
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INVESCO VIF -
Health Sciences
(1999)
Unit Price                    $14.59       11.34          -          -          -           -          -          -         -        -
Number of Units           19,381,405     786,518          -          -          -           -          -          -         -        -
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INVESCO VIF -
Financial Services
(1999)
Unit Price                    $14.04       11.41          -          -          -           -          -          -         -        -
Number of Units           14,091,636     759,104          -          -          -           -          -          -         -        -
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INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $11.05       15.17          -          -          -           -          -          -         -        -
Number of Units           17,856,118   4,184,526          -          -          -           -          -          -         -        -
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INVESCO VIF -
Dynamics
(1999)
Unit Price                    $13.23       13.91          -          -          -           -          -          -         -        -
Number of Units           11,409,827   2,022,585          -          -          -           -          -          -         -        -

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                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
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Evergreen VA -  Global
Leaders
(1999)
Unit Price                    $10.55       11.72          -          -          -           -          -          -         -        -
Number of Units              887,758      23,101          -          -          -           -          -          -         -        -
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Evergreen VA - Omega
(2000)
Unit Price                     $7.98           -          -          -          -           -          -          -         -        -
Number of Units            1,637,475           -          -          -          -           -          -          -         -        -
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Evergreen VA -
Special Equity
(1999)
Unit Price                    $11.01       12.19          -          -          -           -          -          -         -        -
Number of Units            1,731,145     152,342          -          -          -           -          -          -         -        -

ProFund VP -
Europe 30
(1999)
Unit Price                    $10.52       12.24          -          -          -           -          -          -         -        -
Number of Units            2,327,562     273,963          -          -          -           -          -          -         -        -
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ProFund VP -
UltraSmall-Cap (18)
(1999)
Unit Price                     $9.18       11.96          -          -          -           -          -          -         -        -
Number of Units            3,258,574     813,904          -          -          -           -          -          -         -        -
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ProFund VP -
UltraOTC
(1999)
Unit Price                     $6.19       23.58          -          -          -           -          -          -         -        -
Number of Units           17,597,528   2,906,024          -          -          -           -          -          -         -        -

First Trust(R)10
Uncommon Values (19)
(2000)
Unit Price                     $7.43           -          -          -          -           -          -          -         -        -
Number of Units            2,690,435           -          -          -          -           -          -          -         -        -
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1.       Effective October 15, 1996,  Founders Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective  December 10, 2001,  Strong Capital  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc. served as Sub-advisor of the Portfolio then named "AST AIM  International  Equity." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor of the Portfolio,  then named "Seligman Henderson International Equity Portfolio."
4.       Effective May 1, 2000,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     2000, Rowe Price-Fleming  International,  Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price International
     Equity Portfolio."
5.       Effective  December 31, 1998,  Janus Capital  Corporation  became  Sub-advisor of the  Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, Zurich Scudder Investments,  Inc. served as Sub-advisor of the portfolio,  then named "AST Scudder Small-Cap Growth".  Prior to May 1, 2001, Scudder Kemper Investments,  Inc. served as Sub-advisor of the portfolio,  then named "AST Kemper Small-Cap Growth
     Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."
15.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                                                  C-2
                                          APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example with market increase
Assume that the Owner's  Account Value has been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value less the amount of any Credits  applied within  12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death, the Account Value is $45,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or
Account Value less the amount of any Credits  applied within  12-months prior to the date of death,  which ever is greater.  Therefore, the basic Death  Benefit is equal to  $50,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would receive no additional  benefit from purchasing the Enhanced  Beneficiary  Protection  Optional Death
         Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is  calculated.  Each example  assumes that a $50,000  initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples below do not include Credits which may be recovered by American Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary  Value at the end of any previous period is $72,000.  The Death
Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is $48,000.  The Highest  Anniversary  Value
at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior  Purchase  Payments  increased  by 5.0%
annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue Date.  On the sixth anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account Value  increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest  Anniversary
Value at the end of any previous  period  ($90,000),  which  occurred on the sixth  anniversary,  although the Account Value was higher during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

D-3

                                          APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
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The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the  anniversary of the Annuity's  Issue Date on or  immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following the expiry date. If there are two Owners,  the expiry date applies  separately to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  waiver provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

1.

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                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASXT II FOUR-PROS (01/2002).
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                                        -------------------------------------------------------
                                                           (print your name)

                                        -------------------------------------------------------
                                                               (address)

                                        -------------------------------------------------------
                                                         (city/state/zip code)

                                                (This page is intentionally left blank.)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  The fixed  investment  options  ("Fixed  Allocations")  under the
Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed  Allocations are maintained in
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT D, a non-unitized  separate account,  and are registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

   APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
     Variable Account B (Class 1 Sub-accounts)...........................................................................26

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION,  P.O. BOX 883,  SHELTON,  CONNECTICUT  06484, OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  January 23, 2002                                 Date of Statement of Additional Information:  January 23, 2002
ASXTII-Four - SAI (01/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance  companies.  We are  licensed  to sell  insurance  products  in each of the fifty  states of the  United  States,  and the
District of Columbia.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits  that vary  according to the  investment  performance  of the  Portfolios  offered as  Sub-accounts  of Separate
Account B. The  Sub-accounts  offered  pursuant to this  Prospectus are all Class 1 Sub-accounts  of Separate  Account B. Each class of  Sub-accounts  of Separate  Account B has a different  level of charges  assessed  against such  Sub-accounts.  Each  Sub-account invests  exclusively  in an  underlying  mutual fund or a portfolio of an underlying  mutual fund.  The  underlying  mutual funds or portfolios  of  underlying  mutual  funds  are  referred  to as the  Portfolios.  You will  find  additional  information  about the
Portfolios in the prospectuses for the underlying mutual funds.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee  the  investment  results of any  Sub-account.  You bear the entire  investment  risk.  There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the investment  objectives,  policies,  costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described in the Prospectus and Statement of Additional  Information.  American  Skandia Life Assurance  Corporation
and American Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American Skandia Trust and American
Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American  Skandia  Information  Services and Technology
Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to
American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit. The current and effective  yields reflect the recurring  asset-based  charge  deducted  against the  Sub-account.  Please note that current and  effective  yield  information  will  fluctuate.  This  information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with  investment  companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         4.64%                              4.74%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance  Fee are deducted and that the Annuity is surrendered at the end of the  applicable  period,  meaning that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Standard  Total  Return"  figures do not take into  consideration  any  Credits.  "Non-standard  Total  Return"  figures include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.  "Non-standard  Total Return" figures may be used that do not reflect all fees and charges.  In  particular,  they may assume no redemption  at the end of the  applicable period so that the  Contingent  Deferred Sales Charge does not apply.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns.  Standard and  Non-standard  Total Returns will not reflect  charges that apply to either  Optional Death
Benefit.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in  advertising  regarding such
Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the
Annuities,  or periods  during which the  Portfolios  have been in  existence,  but the  Sub-accounts  have not.  Such  hypothetical performance  is  calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual  fund  portfolios  prior  to the  existence  of the
Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%,  4.0% or 5.0%,  respectively,  of Purchase  Payments.  The amount of the Credit  applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The  percentage of the Credit  depends on the age and the  cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of June 30,
2001. The  "inception-to-date"  figures shown below are based on the inception date of the Portfolio.  "N/A" means "not  applicable"
and indicates  that the Portfolio was not in operation for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- ---------------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return
                                 -------------------------------------------------- -- ---------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -41.70    -8.22     -2.67      N/A       0.35         -40.70    -7.71     -2.36               0.59
AST Scudder Japan                  -46.84     N/A       N/A       N/A      -51.45        -45.91     N/A       N/A       N/A     -50.72
AST Strong International Equity    -32.37    -6.90      3.00      5.94      7.23         -31.23    -6.39      3.33     6.09      7.35
AST American Century               -36.83    -4.18      N/A       N/A       3.92         -35.76    -3.66      N/A       N/A      4.24
  International Growth
AST MFS Global Equity              -19.78     N/A       N/A       N/A       -9.20        -18.45     N/A       N/A       N/A      -8.52
AST PBHG Small-Cap Growth          -16.33     1.25      2.41      N/A       8.61         -14.95     1.79      2.74      N/A      8.82
AST DeAm Small-Cap Growth          -37.97     N/A       N/A       N/A       -8.80        -36.91     N/A       N/A       N/A      -8.29
AST Federated Aggressive Growth    -30.27     N/A       N/A       N/A      -32.67        -29.09     N/A       N/A       N/A     -31.71
AST Goldman Sachs Small-Cap         -0.19    13.11      N/A       N/A       9.24          1.44     13.71      N/A       N/A      9.68
  Value
AST Gabelli Small-Cap Value         -3.08     5.37      N/A       N/A       5.95         -1.49      5.93      N/A       N/A      6.28
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -51.17        -48.66     N/A       N/A       N/A     -50.61
AST NB Mid-Cap Growth              -35.37    -3.33      5.08      N/A       8.91         -34.27    -2.81      5.41      N/A      9.14
AST NB Mid-Cap Value               -12.93     5.23      7.41      N/A       8.37         -11.50     5.80      7.74      N/A      8.56
AST Alger All-Cap Growth           -26.38     N/A       N/A       N/A      -31.14        -25.15     N/A       N/A       N/A     -30.54
AST Gabelli All-Cap Value          -12.10     N/A       N/A       N/A       -9.77        -10.65     N/A       N/A       N/A      -8.52
AST Kinetics Internet               -5.66     N/A       N/A       N/A      -22.51        -4.11      N/A       N/A       N/A     -21.42
AST T. Rowe Price Natural           -9.26    13.98      5.65      N/A       10.23        -7.77     14.57      5.98      N/A      10.48
  Resources
AST Alliance Growth                -24.46    -4.98      4.88      N/A       6.08         -23.20    -4.46      5.21      N/A      6.37
AST MFS Growth                     -31.32     N/A       N/A       N/A      -14.07        -30.16     N/A       N/A       N/A     -13.42
AST Marsico Capital Growth         -31.35    -3.62      N/A       N/A       6.77         -30.19    -3.09      N/A       N/A      7.19
AST JanCap Growth                  -41.16    -14.97     6.98                11.72        -40.15    -14.49     7.32               11.90
AST Janus Strategic Value          -15.40     N/A       N/A       N/A      -14.56        -14.01     N/A       N/A       N/A     -13.37
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -12.25         N/A       N/A       N/A       N/A     -10.80
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -8.09         N/A       N/A       N/A       N/A      -6.58
AST Cohen & Steers Realty           -7.14     5.83      N/A       N/A       -0.85        -5.62      6.39      N/A       N/A      -0.44
AST Sanford Bernstein Managed      -19.82    -4.64      N/A       N/A       2.77         -18.49    -4.12      N/A       N/A      3.18
  Index 500
AST American Century Income &      -18.27    -4.30      N/A       N/A       3.93         -16.91    -3.77      N/A       N/A      4.26
  Growth
AST Alliance Growth and Income     -10.42     2.66      8.59      N/A       11.26        -8.95      3.21      8.93      N/A      11.43
AST MFS Growth with Income         -25.19     N/A       N/A       N/A      -10.77        -23.94     N/A       N/A       N/A     -10.10
AST INVESCO Equity Income          -18.42    -2.08      5.71      N/A       8.61         -17.06    -1.55      6.04      N/A      8.82
AST AIM Balanced                   -21.52    -3.76      3.64      N/A       6.53         -20.21    -3.24      3.97      N/A      6.72
AST American Century Strategic     -13.70    -2.64      N/A       N/A       5.01         -12.27    -2.11      N/A       N/A      5.34
  Balanced
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST T. Rowe Price Asset            -14.67    -2.91      5.24      N/A       7.38         -13.27    -2.39      5.58      N/A      7.59
Allocation
AST T. Rowe Price Global Bond       -7.33    -6.72     -2.20      N/A       0.23         -5.81     -6.21     -1.88      N/A      0.43
AST Federated High Yield            -9.81    -7.25     -1.45      N/A       2.51         -8.33     -6.74     -1.14      N/A      2.70
AST Lord Abbett Bond-Debenture      -6.96     N/A       N/A       N/A       -4.83        -5.43      N/A       N/A       N/A      -3.53
AST PIMCO Total Return Bond         -1.21     2.11      4.95      N/A       5.20          0.40      2.66      5.28      N/A      5.40
AST PIMCO Limited Maturity          -2.09     2.39      3.85      N/A       4.09         -0.50      2.94      4.18      N/A      4.33
  Bond

MV Emerging Markets                -16.81    -1.22     -10.87     N/A       -8.94        -15.44    -0.69     -10.57     N/A      -8.67

WFVT Equity Income                 -15.29     N/A       N/A       N/A       -6.84        -13.89     N/A       N/A       N/A      -6.16

INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -21.86        -54.31     N/A       N/A       N/A     -21.25
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       7.45         -21.06     N/A       N/A       N/A      8.23
INVESCO VIF Financial Services     -19.69     N/A       N/A       N/A       7.01         -18.36     N/A       N/A       N/A      7.79
INVESCO VIF                        -63.18     N/A       N/A       N/A      -32.88        -62.50     N/A       N/A       N/A     -32.33
  Telecommunications
INVESCO VIF Dynamics               -40.64     N/A       N/A       N/A       -9.00        -39.62     N/A       N/A       N/A      -8.32

Evergreen VA Global Leaders        -23.18     N/A       N/A       N/A       -8.90        -21.90     N/A       N/A       N/A      -8.22
Evergreen VA Omega                 -24.53     N/A       N/A       N/A      -24.83        -23.27     N/A       N/A       N/A     -24.15
Evergreen VA Special Equity        -17.94     N/A       N/A       N/A       -4.12        -16.58     N/A       N/A       N/A      -3.41

ProFund VP Europe 30               -33.72     N/A       N/A       N/A      -14.86        -32.60     N/A       N/A       N/A     -14.21
ProFund VP UltraSmall-Cap          -17.45     N/A       N/A       N/A      -12.20        -16.09     N/A       N/A       N/A     -11.54
ProFund VP UltraOTC                -77.68     N/A       N/A       N/A      -63.94        -77.22     N/A       N/A       N/A     -63.50
ProFund VP OTC                       N/A      N/A       N/A       N/A      -89.29         N/A       N/A       N/A       N/A     -89.00
ProFund VP Bear                      N/A      N/A       N/A       N/A      -70.06         N/A       N/A       N/A       N/A     -69.49
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -83.61         N/A       N/A       N/A       N/A     -83.24
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -80.62         N/A       N/A       N/A       N/A     -80.20
ProFund VP Energy                    N/A      N/A       N/A       N/A      -77.89         N/A       N/A       N/A       N/A     -77.43
ProFund VP Financial                 N/A      N/A       N/A       N/A      -77.79         N/A       N/A       N/A       N/A     -77.33
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -77.34         N/A       N/A       N/A       N/A     -76.87
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -72.64         N/A       N/A       N/A       N/A     -72.10
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.81         N/A       N/A       N/A       N/A     -88.51
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -84.86         N/A       N/A       N/A       N/A     -84.51
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -81.44         N/A       N/A       N/A       N/A     -81.03

First Trust(R)10 Uncommon Values    -45.08     N/A       N/A       N/A      -47.07        -44.12     N/A       N/A       N/A     -46.43

SP Jennison International Growth     N/A      N/A       N/A       N/A      -34.62         N/A       N/A       N/A       N/A     -33.51
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -39.03    -6.88     -1.85      N/A       0.97         -38.36    -6.55     -1.65      N/A      1.12
AST Scudder Japan                  -44.37     N/A       N/A       N/A      -49.50        -43.76     N/A       N/A       N/A     -49.01
AST Strong International Equity    -29.33    -5.55      3.86      6.35      7.56         -28.57    -5.21      4.07     6.45      7.64
AST American Century               -33.96    -2.80      N/A       N/A       4.78         -33.25    -2.46      N/A       N/A      4.99
  International Growth
AST MFS Global Equity              -16.23     N/A       N/A       N/A       -7.40        -15.34     N/A       N/A       N/A      -6.96
AST PBHG Small-Cap Growth          -12.64     2.69      3.27      N/A       9.15         -11.72     3.04      3.48      N/A      9.29
AST DeAm Small-Cap Growth          -35.15     N/A       N/A       N/A       -7.46        -34.44     N/A       N/A       N/A      -7.13
AST Federated Aggressive Growth    -27.14     N/A       N/A       N/A      -30.11        -26.36     N/A       N/A       N/A     -29.47
AST Goldman Sachs Small-Cap         4.15     14.69      N/A       N/A       10.38         5.23     15.07      N/A       N/A      10.66
  Value
AST Gabelli Small-Cap Value         1.14      6.86      N/A       N/A       6.83          2.20      7.22      N/A       N/A      7.04
AST Janus Mid-Cap Growth           -47.18     N/A       N/A       N/A      -49.68        -46.59     N/A       N/A       N/A     -49.31
AST NB Mid-Cap Growth              -32.45    -1.94      5.95      N/A       9.51         -31.71    -1.60      6.17      N/A      9.66
AST NB Mid-Cap Value                -9.11     6.72      8.30      N/A       8.86         -8.15      7.08      8.51      N/A      8.98
AST Alger All-Cap Growth           -23.09     N/A       N/A       N/A      -29.56        -22.27     N/A       N/A       N/A     -29.17
AST Gabelli All-Cap Value           -8.24     N/A       N/A       N/A       -6.45        -7.28      N/A       N/A       N/A      -5.62
AST Kinetics Internet               -1.54     N/A       N/A       N/A      -19.61        -0.51      N/A       N/A       N/A     -18.89
AST T. Rowe Price Natural           -5.29    15.56      6.52      N/A       10.90        -4.30     15.95      6.74      N/A      11.06
  Resources
AST Alliance Growth                -21.10    -3.61      5.75      N/A       6.85         -20.25    -3.27      5.96      N/A      7.04
AST MFS Growth                     -28.24     N/A       N/A       N/A      -12.34        -27.46     N/A       N/A       N/A     -11.92
AST Marsico Capital Growth         -28.26    -2.23      N/A       N/A       7.87         -27.49    -1.89      N/A       N/A      8.14
AST JanCap Growth                  -38.47    -13.70     7.87      N/A       12.20        -37.80    -13.39     8.08      N/A      12.32
AST Janus Strategic Value          -11.68     N/A       N/A       N/A      -11.40        -10.75     N/A       N/A       N/A     -10.61
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -8.40         N/A       N/A       N/A       N/A      -7.43
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -4.07         N/A       N/A       N/A       N/A      -3.07
AST Cohen & Steers Realty           -3.08     7.32      N/A       N/A       0.22         -2.07      7.69      N/A       N/A      0.48
AST Sanford Bernstein Managed      -16.27    -3.27      N/A       N/A       3.86         -15.39    -2.93      N/A       N/A      4.12
  Index 500
AST American Century Income &      -14.66    -2.92      N/A       N/A       4.80         -13.75    -2.58      N/A       N/A      5.01
  Growth
AST Alliance Growth and Income      -6.50     4.11      9.48      N/A       11.71        -5.52      4.47      9.70      N/A      11.82
AST MFS Growth with Income         -21.86     N/A       N/A       N/A       -9.00        -21.02     N/A       N/A       N/A      -8.56
AST INVESCO Equity Income          -14.81    -0.67      6.59      N/A       9.16         -13.91    -0.33      6.80      N/A      9.29
AST AIM Balanced                   -18.04    -2.37      4.51      N/A       7.02         -17.17    -2.03      4.72      N/A      7.13
AST American Century Strategic      -9.90    -1.24      N/A       N/A       5.88         -8.95     -0.90      N/A       N/A      6.09
  Balanced
AST T. Rowe Price Asset            -10.92    -1.52      6.12      N/A       7.92         -9.98     -1.18      6.33      N/A      8.05
Allocation
AST T. Rowe Price Global Bond       -3.28    -5.37     -1.37      N/A       0.76         -2.27     -5.03     -1.17      N/A      0.89
AST Federated High Yield            -5.86    -5.90     -0.62      N/A       3.03         -4.88     -5.57     -0.42      N/A      3.15
AST Lord Abbett Bond-Debenture      -2.89     N/A       N/A       N/A       -1.35        -1.88      N/A       N/A       N/A      -0.49
AST PIMCO Total Return Bond         3.08      3.56      5.82      N/A       5.73          4.15      3.92      6.03      N/A      5.86
AST PIMCO Limited Maturity          2.16      3.84      4.72      N/A       4.73          3.23      4.20      4.93      N/A      4.89
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                -13.14     0.19     -10.08     N/A       -8.24        -12.23     0.54     -9.89      N/A      -8.07

WFVT Equity Income                 -11.56     N/A       N/A       N/A       -5.06        -10.63     N/A       N/A       N/A      -4.62

INVESCO VIF Technology             -52.98     N/A       N/A       N/A      -20.25        -52.44     N/A       N/A       N/A     -19.86
INVESCO VIF Health Sciences        -18.91     N/A       N/A       N/A       9.51         -18.05     N/A       N/A       N/A      10.02
INVESCO VIF Financial Services     -16.14     N/A       N/A       N/A       9.08         -15.25     N/A       N/A       N/A      9.58
INVESCO VIF                        -61.36     N/A       N/A       N/A      -31.43        -60.91     N/A       N/A       N/A     -31.07
  Telecommunications
INVESCO VIF Dynamics               -37.92     N/A       N/A       N/A       -7.20        -37.25     N/A       N/A       N/A      -6.75

Evergreen VA Global Leaders        -19.77     N/A       N/A       N/A       -7.09        -18.92     N/A       N/A       N/A      -6.65
Evergreen VA Omega                 -21.17     N/A       N/A       N/A      -23.02        -20.33     N/A       N/A       N/A     -22.57
Evergreen VA Special Equity        -14.32     N/A       N/A       N/A       -2.24        -13.41     N/A       N/A       N/A      -1.77

ProFund VP Europe 30               -30.73     N/A       N/A       N/A      -13.14        -29.98     N/A       N/A       N/A     -12.72
ProFund VP UltraSmall-Cap          -13.81     N/A       N/A       N/A      -10.45        -12.90     N/A       N/A       N/A     -10.02
ProFund VP UltraOTC                -76.44     N/A       N/A       N/A      -62.78        -76.14     N/A       N/A       N/A     -62.49
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.52         N/A       N/A       N/A       N/A     -88.33
ProFund VP Bear                      N/A      N/A       N/A       N/A      -68.53         N/A       N/A       N/A       N/A     -68.14
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.62         N/A       N/A       N/A       N/A     -82.37
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.50         N/A       N/A       N/A       N/A     -79.23
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.66         N/A       N/A       N/A       N/A     -76.36
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.56         N/A       N/A       N/A       N/A     -76.26
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.10         N/A       N/A       N/A       N/A     -75.78
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.21         N/A       N/A       N/A       N/A     -70.85
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.02         N/A       N/A       N/A       N/A     -87.82
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.92         N/A       N/A       N/A       N/A     -83.68
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.36         N/A       N/A       N/A       N/A     -80.09

First Trust(R)10 Uncommon Values    -42.54     N/A       N/A       N/A      -45.36        -41.90     N/A       N/A       N/A     -44.94

SP Jennison International Growth     N/A      N/A       N/A       N/A      -31.66         N/A       N/A       N/A       N/A     -30.93
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Founders Passport              -32.20    -4.50     -0.87      N/A       1.30         -30.53    -3.72     -0.38      N/A      1.67
AST Scudder Japan                  -37.41     N/A       N/A       N/A      -42.66        -35.87     N/A       N/A       N/A     -41.48
AST Strong International Equity    -22.73    -3.26      4.53      6.09      7.35         -20.83    -2.47      5.04     6.35      7.56
AST American Century               -27.26    -0.70      N/A       N/A       5.41         -25.46     0.11      N/A       N/A      5.92
  International Growth
AST MFS Global Equity               -9.95     N/A       N/A       N/A       -4.34        -7.73      N/A       N/A       N/A      -3.28
AST PBHG Small-Cap Growth           -6.45     4.46      3.96      N/A       9.09         -4.14      5.31      4.47      N/A      9.42
AST DeAm Small-Cap Growth          -28.41     N/A       N/A       N/A       -5.03        -26.65     N/A       N/A       N/A      -4.25
AST Federated Aggressive Growth    -20.59     N/A       N/A       N/A      -24.10        -18.64     N/A       N/A       N/A     -22.53
AST Goldman Sachs Small-Cap         9.94     15.86      N/A       N/A       11.25        12.65     16.80      N/A       N/A      11.93
  Value
AST Gabelli Small-Cap Value         7.01      8.40      N/A       N/A       7.36          9.64      9.28      N/A       N/A      7.88
AST Janus Mid-Cap Growth           -40.16     N/A       N/A       N/A      -42.84        -38.68     N/A       N/A       N/A     -42.00
AST NB Mid-Cap Growth              -25.77     0.10      6.52      N/A       9.46         -23.95     0.92      7.04      N/A      9.83
AST NB Mid-Cap Value                -3.00     8.27      8.76      N/A       8.56         -0.61      9.15      9.29      N/A      8.86
AST Alger All-Cap Growth           -16.65     N/A       N/A       N/A      -24.70        -14.59     N/A       N/A       N/A     -23.80
AST Gabelli All-Cap Value           -2.15     N/A       N/A       N/A       -1.30         0.26      N/A       N/A       N/A      0.74
AST Kinetics Internet               4.39      N/A       N/A       N/A      -14.00         6.96      N/A       N/A       N/A     -12.22
AST T. Rowe Price Natural           0.73     16.69      7.07      N/A       10.91         3.21     17.64      7.59      N/A      11.31
  Resources
AST Alliance Growth                -14.70    -1.45      6.33      N/A       7.15         -12.60    -0.65      6.85      N/A      7.61
AST MFS Growth                     -21.66     N/A       N/A       N/A       -8.97        -19.74     N/A       N/A       N/A      -7.96
AST Marsico Capital Growth         -21.69    -0.16      N/A       N/A       8.57         -19.76     0.65      N/A       N/A      9.23
AST JanCap Growth                  -31.65    -10.78     8.35      N/A       11.90        -29.97    -10.05     8.88      N/A      12.20
AST Janus Strategic Value           -5.51     N/A       N/A       N/A       -6.08        -3.18      N/A       N/A       N/A      -4.14
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -2.30         N/A       N/A       N/A       N/A      0.10
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       1.92          N/A       N/A       N/A       N/A      4.43
AST Cohen & Steers Realty           2.88      8.84      N/A       N/A       1.65          5.42      9.73      N/A       N/A      2.27
AST Sanford Bernstein Managed       -9.99    -1.14      N/A       N/A       5.06         -7.77     -0.33      N/A       N/A      5.71
  Index 500
AST American Century Income &       -8.41    -0.81      N/A       N/A       5.42         -6.16      0.00      N/A       N/A      5.94
  Growth
AST Alliance Growth and Income      -0.45     5.80      9.90      N/A       11.43         2.00      6.66     10.44      N/A      11.71
AST MFS Growth with Income         -15.44     N/A       N/A       N/A       -5.84        -13.36     N/A       N/A       N/A      -4.80
AST INVESCO Equity Income           -8.56     1.29      7.13      N/A       9.09         -6.31      2.12      7.65      N/A      9.42
AST AIM Balanced                   -11.71    -0.30      5.14      N/A       6.72         -9.54      0.51      5.65      N/A      7.02
AST American Century Strategic      -3.77     0.76      N/A       N/A       6.45         -1.40      1.58      N/A       N/A      6.97
  Balanced
AST T. Rowe Price Asset             -4.77     0.50      6.68      N/A       7.88         -2.42      1.32      7.20      N/A      8.21
Allocation
AST T. Rowe Price Global Bond       2.69     -3.09     -0.42      N/A       0.93          5.22     -2.30      0.07      N/A      1.25
AST Federated High Yield            0.17     -3.59      0.29      N/A       3.11          2.64     -2.81      0.77      N/A      3.43
AST Lord Abbett Bond-Debenture      3.07      N/A       N/A       N/A       3.63          5.61      N/A       N/A       N/A      5.77
AST PIMCO Total Return Bond         8.90      5.28      6.39      N/A       5.74         11.58      6.14      6.91      N/A      6.06
AST PIMCO Limited Maturity          8.00      5.54      5.34      N/A       4.91         10.66      6.40      5.86      N/A      5.30
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                 -6.94     2.10     -8.48      N/A       -7.12        -4.64      2.93     -8.03      N/A      -6.72

WFVT Equity Income                  -5.39     N/A       N/A       N/A       -2.23        -3.06      N/A       N/A       N/A      -1.18

INVESCO VIF Technology             -45.81     N/A       N/A       N/A      -16.30        -44.48     N/A       N/A       N/A     -15.37
INVESCO VIF Health Sciences        -12.56     N/A       N/A       N/A       11.67        -10.41     N/A       N/A       N/A      12.91
INVESCO VIF Financial Services      -9.86     N/A       N/A       N/A       11.25        -7.64      N/A       N/A       N/A      12.48
INVESCO VIF                        -54.00     N/A       N/A       N/A      -26.46        -52.86     N/A       N/A       N/A     -25.65
  Telecommunications
INVESCO VIF Dynamics               -31.12     N/A       N/A       N/A       -4.15        -29.42     N/A       N/A       N/A      -3.09

Evergreen VA Global Leaders        -13.40     N/A       N/A       N/A       -4.05        -11.27     N/A       N/A       N/A      -2.99
Evergreen VA Omega                 -14.77     N/A       N/A       N/A      -18.56        -12.67     N/A       N/A       N/A     -17.50
Evergreen VA Special Equity         -8.08     N/A       N/A       N/A       0.52         -5.82      N/A       N/A       N/A      1.63

ProFund VP Europe 30               -24.10     N/A       N/A       N/A       -9.71        -22.23     N/A       N/A       N/A      -8.71
ProFund VP UltraSmall-Cap           -7.59     N/A       N/A       N/A       -7.20        -5.31      N/A       N/A       N/A      -6.17
ProFund VP UltraOTC                -68.72     N/A       N/A       N/A      -52.54        -67.94     N/A       N/A       N/A     -52.01
ProFund VP OTC                       N/A      N/A       N/A       N/A      -80.50         N/A       N/A       N/A       N/A     -80.02
ProFund VP Bear                      N/A      N/A       N/A       N/A      -60.99         N/A       N/A       N/A       N/A     -60.03
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -74.74         N/A       N/A       N/A       N/A     -74.12
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -71.70         N/A       N/A       N/A       N/A     -71.00
ProFund VP Energy                    N/A      N/A       N/A       N/A      -68.93         N/A       N/A       N/A       N/A     -68.16
ProFund VP Financial                 N/A      N/A       N/A       N/A      -68.83         N/A       N/A       N/A       N/A     -68.06
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.37         N/A       N/A       N/A       N/A     -67.60
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -63.60         N/A       N/A       N/A       N/A     -62.71
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.01         N/A       N/A       N/A       N/A     -79.52
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.01         N/A       N/A       N/A       N/A     -75.42
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.53         N/A       N/A       N/A       N/A     -71.86

First Trust(R)10 Uncommon Values    -35.62     N/A       N/A       N/A      -38.94        -34.04     N/A       N/A       N/A     -37.94

SP Jennison International Growth     N/A      N/A       N/A       N/A      -25.01         N/A       N/A       N/A       N/A     -23.16
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Founders Passport              -29.86    -3.41     -0.19      N/A       1.81
AST Scudder Japan                  -35.26     N/A       N/A       N/A      -41.00
AST Strong International Equity    -20.07    -2.16      5.24      6.45      7.64
AST American Century               -24.75     0.43      N/A       N/A       6.12
  International Growth
AST MFS Global Equity               -6.84     N/A       N/A       N/A       -2.86
AST PBHG Small-Cap Growth           -3.22     5.64      4.67      N/A       9.55
AST DeAm Small-Cap Growth          -25.94     N/A       N/A       N/A       -3.95
AST Federated Aggressive Growth    -17.86     N/A       N/A       N/A      -21.90
AST Goldman Sachs Small-Cap         13.73    17.17      N/A       N/A       12.20
  Value
AST Gabelli Small-Cap Value         10.70     9.63      N/A       N/A       8.09
AST Janus Mid-Cap Growth           -38.09     N/A       N/A       N/A      -41.67
AST NB Mid-Cap Growth              -23.21     1.24      7.25      N/A       9.97
AST NB Mid-Cap Value                0.35      9.50      9.50      N/A       8.98
AST Alger All-Cap Growth           -13.77     N/A       N/A       N/A      -23.44
AST Gabelli All-Cap Value           1.22      N/A       N/A       N/A       1.56
AST Kinetics Internet               7.99      N/A       N/A       N/A      -11.51
AST T. Rowe Price Natural           4.20     18.02      7.80      N/A       11.47
  Resources
AST Alliance Growth                -11.75    -0.34      7.05      N/A       7.79
AST MFS Growth                     -18.96     N/A       N/A       N/A       -7.56
AST Marsico Capital Growth         -18.99     0.97      N/A       N/A       9.49
AST JanCap Growth                  -29.30    -9.76      9.09      N/A       12.32
AST Janus Strategic Value           -2.25     N/A       N/A       N/A       -3.36
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       1.07
  Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       5.43
AST Cohen & Steers Realty           6.43     10.08      N/A       N/A       2.51
AST Sanford Bernstein Managed       -6.89    -0.01      N/A       N/A       5.96
  Index 500
AST American Century Income &       -5.25     0.32      N/A       N/A       6.14
  Growth
AST Alliance Growth and Income      2.98      7.00     10.65      N/A       11.82
AST MFS Growth with Income         -12.52     N/A       N/A       N/A       -4.38
AST INVESCO Equity Income           -5.41     2.45      7.86      N/A       9.55
AST AIM Balanced                    -8.67     0.83      5.86      N/A       7.13
AST American Century Strategic      -0.45     1.90      N/A       N/A       7.18
  Balanced
AST T. Rowe Price Asset             -1.48     1.64      7.40      N/A       8.34
Allocation
AST T. Rowe Price Global Bond       6.23     -1.99      0.26      N/A       1.38
AST Federated High Yield            3.62     -2.50      0.97      N/A       3.55
AST Lord Abbett Bond-Debenture      6.62      N/A       N/A       N/A       6.63
AST PIMCO Total Return Bond         12.65     6.48      7.12      N/A       6.19
AST PIMCO Limited Maturity          11.73     6.74      6.06      N/A       5.45
  Bond

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
MV Emerging Markets                 -3.73     3.26     -7.86      N/A       -6.56

WFVT Equity Income                  -2.13     N/A       N/A       N/A       -0.76

INVESCO VIF Technology             -43.94     N/A       N/A       N/A      -15.00
INVESCO VIF Health Sciences         -9.55     N/A       N/A       N/A       13.40
INVESCO VIF Financial Services      -6.75     N/A       N/A       N/A       12.97
INVESCO VIF                        -52.41     N/A       N/A       N/A      -25.32
  Telecommunications
INVESCO VIF Dynamics               -28.75     N/A       N/A       N/A       -2.67

Evergreen VA Global Leaders        -10.42     N/A       N/A       N/A       -2.57
Evergreen VA Omega                 -11.83     N/A       N/A       N/A      -17.08
Evergreen VA Special Equity         -4.91     N/A       N/A       N/A       2.08

ProFund VP Europe 30               -21.48     N/A       N/A       N/A       -8.31
ProFund VP UltraSmall-Cap           -4.40     N/A       N/A       N/A       -5.76
ProFund VP UltraOTC                -67.64     N/A       N/A       N/A      -51.80
ProFund VP OTC                       N/A      N/A       N/A       N/A      -79.83
ProFund VP Bear                      N/A      N/A       N/A       N/A      -59.64
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -73.87
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -70.73
ProFund VP Energy                    N/A      N/A       N/A       N/A      -67.86
ProFund VP Financial                 N/A      N/A       N/A       N/A      -67.76
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -67.28
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -62.35
ProFund VP Technology                N/A      N/A       N/A       N/A      -79.32
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -75.18
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -71.59

First Trust(R)10 Uncommon Values    -33.40     N/A       N/A       N/A      -37.54

SP Jennison International Growth     N/A      N/A       N/A       N/A      -22.43
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance,  of and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus
2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA .

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used in  determining  the  Account  Value of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes of the Separate  Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring a vote of the  shareholders.  American  Skandia  Trust (the  "Trust") has obtained an exemption  from the  Securities  and
Exchange Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval  by the Board of  Trustees  of the  Trust,  to change  sub-advisors  for a  Portfolio  and to enter  into new  sub-advisory agreements,  without  obtaining  shareholder  approval of the changes.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  organized  in a similar  manner as the  Trust)  is  intended  to  facilitate  the  efficient supervision  and  management  of the  sub-advisors  by ASISI  and the  Trustees.  The  Trust is  required,  under  the  terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15years),  the remaining  payments are paid to the  Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum  rates are derived from the 2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any  applicable  premium tax, the length of any Certain  Period,  the payout option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December 31, 2000 and 1999 and for the years then ended,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given on the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2000 and for the periods ended December 31, 2000 and 1999. There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Customer Service,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 1 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the seventy-one  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1, referred to in Note 1, as of December 31, 2000,  the related  statement of operations  for the year then ended and the  statements of changes in net assets for the years ended  December 31,
2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements are free of material misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the seventy-one  sub-accounts of American Skandia Life Assurance
Corporation  Variable  Account B - Class 1, referred to in Note 1, at December 31, 2000, the results of their  operations for the year then ended, and changes in their net assets for the years ended
December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------

                                              ASSETS                                                                                                      LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 45,497,908 shares ( cost $608,445,652)                               $ 605,122,179      Payable to American Skandia Life Assurance Corporation                                                      $ 6,485,204
            AIM International Equity Portfolio - 27,646,748 shares ( cost $719,616,964)                     609,334,332      Payable to Evergreen Funds                                                                                      557,581
            Alger All Cap Growth Portfolio - 27,836,067 shares ( cost $257,979,693)                         190,398,697      Payable to INVESCO                                                                                           16,142,290
            Alger Growth Portfolio - 138,402,600 shares ( cost $1,383,911,762)                            1,317,592,754      Payable to Montgomery                                                                                         1,558,144
            Alger Mid-Cap Growth Portfolio - 88,304,086 shares ( cost $882,921,578)                         862,730,922      Payable to ProFunds                                                                                             320,362
            Alliance Growth & Income Portfolio - 71,905,125 shares ( cost $1,494,437,353)                 1,537,331,572      Payable to Davis Funds                                                                                            3,245
                                                                                                                                                                                                                                    -----------------
            Alliance Growth Portfolio - 29,594,220 shares ( cost $506,928,904)                              448,352,431                                Total Liabilities                                                                  25,066,826
            American Century International Growth I Portfolio - 16,778,817 shares ( cost $322,799,790)      304,703,325
            American Century International Growth II Portfolio - 29,591,041 shares ( cost $414,485,387)     366,928,914
            American Century Income and Growth Portfolio - 35,425,266 shares ( cost $492,850,025)           461,236,957
            American Century Startegic Balanced Portfolio - 15,059,035 shares ( cost $205,792,088)          206,308,773
            Cohens & Steers Real Estate Portfolio - 12,137,221 shares ( cost $113,422,912)                  123,556,909
            Federated Aggressive Growth Portfolio - 196,052 shares ( cost $1,877,366)                         1,784,071
            Federated High Yield Bond Portfolio - 48,667,311 shares ( cost $539,568,883)                    472,559,593                                   NET ASSETS
            Founders Passport Portfolio - 17,574,595 shares ( cost $317,494,063)                            261,861,462                                                                                                  Unit
            Gabelli All-Cap Value Portfolio - 1,269,709 shares ( cost $12,640,969)                           12,811,368      Contractowners' Equity                                                     Units            Value
            Gabelli Small-Cap Value Portfolio - 23,888,678 shares ( cost $276,119,872)                      311,030,594                  AST - AIM Balanced Portfolio                                    30,290,413         $ 19.98      605,122,179
            Invesco Equity Income Portfolio - 62,779,632 shares ( cost $1,080,043,669)                    1,104,293,722                  AST - AIM International Equity Portfolio                        19,112,622           31.88      609,334,332
            Jancap Growth Portfolio - 116,382,481 shares ( cost $5,175,066,093)                           4,082,697,429                  AST - Alger All Cap Growth Portfolio                            28,229,631            6.74      190,398,697
            Janus Overseas Growth Portfolio - 54,988,664 shares ( cost $1,258,399,206)                    1,029,387,786                  AST - Alger Growth Portfolio                                   138,664,577            9.50    1,317,592,754
            Janus Mid-Cap Growth Portfolio - 9,337,582 shares ( cost $87,106,144)                            62,001,543                  AST - Alger Mid-Cap Growth Portfolio                            88,470,750            9.75      862,730,922
            Janus Small-Cap Growth Portfolio - 27,056,250 shares ( cost $809,439,874)                       549,241,876                  AST - Alliance Growth & Income Portfolio                        53,536,296           28.72    1,537,331,572
            Janus Strategic Value Portfolio - 584,499 shares ( cost $5,791,466)                               5,757,311                  AST - Alliance Growth Portfolio                                 25,796,792           17.38      448,352,431
            Kemper Small Cap Value Portfolio - 65,047,617 shares ( cost $901,040,937)                       762,358,068                  AST - American Century International Growth I Portfolio         17,007,352           17.92      304,703,325
            Kinetics Internet Portfolio - 116,052 shares ( cost $1,019,394)                                     931,899                  AST - American Century International Growth II Portfolio        26,340,548           13.93      366,928,914
            Lord Abbett Bond Debenture Portfolio - 648,523 shares ( cost $6,528,278)                          6,582,509                  AST - American Century Income and Growth Portfolio              32,388,202           14.24      461,236,957
            Lord Abbett Small Cap Value Portfolio - 14,564,590 shares ( cost $175,113,823)                  211,914,783                  AST - American Century Startegic Balanced Portfolio             14,498,180           14.23      206,308,773
            Marsico Capital Growth Portfolio - 93,086,164 shares ( cost $1,662,628,238)                   1,684,859,573                  AST - Cohens & Steers Real Estate Portfolio                     11,891,188           10.39      123,556,909
            MFS Global Equity Portfolio - 2,760,630 shares ( cost $29,453,425)                               28,241,250                  AST - Federated Aggressive Growth Portfolio                        196,575            9.08        1,784,071
            MFS Growth Portfolio - 7,390,457 shares ( cost $84,949,589)                                      78,043,228                  AST - Federated High Yield Bond Portfolio                       36,914,825           12.80      472,559,593
            MFS Growth with Income Portfolio - 6,827,511 shares ( cost $72,523,701)                          71,893,686                  AST -  Founders Passport Portfolio                              16,245,805           16.12      261,861,462
            Money Market - 2,232,816,113 shares ( cost $2,232,816,113)                                    2,232,816,052                  AST - Gabelli All-Cap Value Portfolio                            1,273,094           10.06       12,811,368
            Neuberger & Berman Mid-Cap Growth Portfolio - 31,757,740 shares ( cost $813,345,414)            686,919,917                  AST - Gabelli Small-Cap Value Portfolio                         23,298,524           13.35      311,030,594
            Neuberger & Berman Mid-Cap Value Portfolio - 55,763,860 shares ( cost $798,422,622)             939,621,047                  AST - Invesco Equity Income Portfolio                           50,171,495           22.01    1,104,293,722
            PIMCO Limited Bond Portfolio - 35,829,128 shares ( cost $382,409,136)                           396,986,740                  AST -  Jancap Growth Portfolio                                  99,250,773           41.14    4,082,697,429
            PIMCO Total Return Bond Portfolio - 102,482,705 shares ( cost $1,141,782,869)                 1,188,799,380                  AST - Janus Overseas Growth Portfolio                           57,327,711           17.96    1,029,387,786
            Sanford Bernstein Mgt Index 500 Portfolio - 52,405,958 shares ( cost $715,949,276)              661,887,253                  AST -  Janus Mid-Cap Growth Portfolio                            9,426,102            6.58       62,001,543
            Scudder Japan Portfolio - 84,308 shares ( cost $740,937)                                            696,383                  AST - Janus Small-Cap Growth Portfolio                          25,535,093           21.51      549,241,876
            T. Rowe Price Asset Allocation Portfolio - 21,024,024 shares ( cost $348,757,292)               380,955,322                  AST - Janus Strategic Value Portfolio                              586,058            9.82        5,757,311
            T. Rowe Price Global Bond Portfolio - 12,519,936 shares ( cost $123,891,948)                    117,687,398                  AST - Kemper Small Cap Value Portfolio                          63,621,279           11.98      762,358,068
            T. Rowe Price Natural Resources Portfolio - 7,846,994 shares ( cost $111,451,439)               129,475,401                  AST - Kinetics Internet Portfolio                                  116,363            8.01          931,899
      The Alger American Fund (AAF)                                                                                                      AST - Lord Abbett Bond Debenture Portfolio                         650,253           10.12        6,582,509
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                      -                  AST - Lord Abbett Small Cap Value Portfolio                     15,193,053           13.95      211,914,783
            Growth Portfolio - 0 shares ( cost $0)                                                                    -                  AST - Marsico Capital Growth Portfolio                          94,627,691           17.81    1,684,859,573
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                             -                  AST - MFS Global Equity Portfolio                                2,803,013           10.08       28,241,250
      Davis Funds:                                                                                                                       AST - MFS Growth Portfolio                                       7,515,486           10.38       78,043,228
            Davis Value Fund  - 175,419 shares ( cost $1,925,004)                                             1,940,139                  AST - MFS Growth with Income Portfolio                           6,937,627           10.36       71,893,686
      Evergreen Funds:                                                                                                                   AST - Money Market                                             172,493,206           12.94    2,232,816,052
            VA Blue Chip Fund - 352,988 shares ( cost $3,450,577)                                             3,159,246                  AST - Neuberger & Berman Mid-Cap Growth Portfolio               26,517,850           25.90      686,919,917
            VA Capital Growth Fund - 202,158 shares ( cost $3,068,964)                                        3,321,455                  AST - Neuberger & Berman Mid-Cap Value Portfolio                44,558,699           21.09      939,621,047
            VA Equity Index Fund - 278,608 shares ( cost $3,134,055)                                          2,869,663                  AST - PIMCO Limited Bond Portfolio                              31,046,956           12.79      396,986,740
            VA Foundation Fund - 499,518 shares ( cost $7,718,392)                                            7,292,962                  AST - PIMCO Total Return Bond Portfolio                         82,545,240           14.40    1,188,799,380
            VA Global Leaders Fund - 650,255 shares ( cost $9,685,789)                                        9,363,666                  AST - Sanford Bernstein Mgt Index 500 Portfolio                 48,835,089           13.55      661,887,253
            VA Omega Fund - 770,266 shares ( cost $16,503,494)                                               13,071,421                  AST - Scudder Japan Portfolio                                       84,394            8.25          696,383
            VA Perpetual International Fund - 31,752 shares ( cost $501,353)                                    499,460                  AST - T. Rowe Price Asset Allocation Portfolio                  19,704,198           19.33      380,955,322
            VA Small Cap Value Fund - 68,492 shares ( cost $761,429)                                            801,354                  AST - T. Rowe Price Global Bond Portfolio                       11,219,502           10.49      117,687,398
            VA Special Equity Fund - 1,796,517 shares ( cost $21,787,376)                                    19,061,042                  AST - T. Rowe Price Natural Resources Portfolio                  6,520,983           19.86      129,475,401
            VA Strategic Income Fund - 129,312 shares ( cost $1,243,188)                                      1,165,101                  AAF - Small Capitalization Portfolio                                     -               -                -
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                     AAF - Growth Portfolio                                                   -               -                -
            VIF Dynamics Fund - 8,289,826 shares ( cost $179,756,576)                                       150,957,726                  AAF - Mid Cap Growth Portfolio                                           -               -                -
            VIF Financial Services Fund - 14,295,717 shares ( cost $181,050,694)                            197,852,718                  Davis Value Fund                                                   195,203            9.94        1,940,139
            VIF Health Sciences Fund - 13,540,803 shares ( cost $262,294,225)                               282,867,376                  Evergreen - VA Blue Chip Fund                                      351,338            8.99        3,159,246
            VIF Telecommunications Fund - 16,287,999 shares ( cost $262,818,508)                            197,247,663                  Evergreen - VA Capital Growth Fund                                 268,886           12.35        3,321,455
            VIF Technology Fund - 12,968,372 shares ( cost $520,689,315)                                    367,912,719                  Evergreen - VA Equity Index Fund                                   302,954            9.47        2,869,663
      Montgomery Variable Series ( Montgomery ):                                                                                         Evergreen - VA Foundation Fund                                     755,890            9.65        7,292,962
            Emerging Markets Portfolio - 11,779,888 shares ( cost $109,263,676)                              91,411,931                  Evergreen - VA Global Leaders Fund                                 887,758           10.55        9,363,666
      Neuberger & Berman Advisors Managers Trust (NBAMT):                                                                                Evergreen - VA Omega Fund                                        1,637,475            7.98       13,071,421
            Partners Portfolio - 0 shares ( cost $0)                                                                  -                  Evergreen - VA Perpetual International Fund                         57,408            8.70          499,460
      Nike:                                                                                                                              Evergreen - VA Small Cap Value Fund                                 65,490           12.24          801,354
            First Trust 10 Portfolio - 2,383,401 shares ( cost $24,925,293)                                  19,996,733                  Evergreen - VA Special Equity Fund                               1,731,145           11.01       19,061,042
      ProFunds:                                                                                                                          Evergreen - VA Strategic Income Fund                               118,558            9.83        1,165,101
            VP Ultra OTC - 7,053,693 shares ( cost $279,098,229)                                            108,909,026                  INVESCO - VIF Dynamics Fund                                     11,409,827           13.23      150,957,726
            VP Europe - 766,229 shares ( cost $25,005,771)                                                   24,496,343                  INVESCO - VIF Financial Services Fund                           14,091,636           14.04      197,852,718
            VP Ultra Small Cap - 1,083,805 shares ( cost $29,942,314)                                        29,923,850                  INVESCO - VIF Health Sciences Fund                              19,381,405           14.59      282,867,376
      Rydex Inc.:                                                                                                                        INVESCO - VIF Telecommunications Fund                           17,856,118           11.05      197,247,663
            Nova - 9,061,059 shares ( cost $138,251,709)                                                    125,858,116                  INVESCO - VIF Technology Fund                                   29,491,113           12.48      367,912,719
            Ursa - 3,959,094 shares ( cost $23,685,316)                                                      24,110,882                  Montgomery - Emerging Markets Portfolio                         12,899,472            7.09       91,411,931
            OTC - 14,660,596 shares ( cost $495,656,851)                                                    334,701,417                  NBAMT - Partners                                                         -               -                -
      Wells Fargo Variable Trust (WFVT):                                                                                                 Nike - First Trust 10 Portfolio                                  2,690,435            7.43       19,996,733
            Equity Value Fund - 4,379,638 shares ( cost $41,523,121)                                         42,482,491                  Profunds - VP Ultra OTC                                         17,597,528            6.19      108,909,026
            Equity Income Fund - 297,077 shares ( cost $4,906,339)                                            5,053,288                  Profunds - VP Europe                                             2,327,562           10.52       24,496,343
                                                                                                   ---------------------
                          Total Invested Assets                                                          26,574,022,197                  Profunds - VP Ultra Small Cap                                    3,258,574            9.18       29,923,850
                                                                                                                                         Rydex - Nova                                                    14,799,352            8.50      125,858,116
                                                                                                                                         Rydex - Ursa                                                     2,269,599           10.62       24,110,882
                                                                                                                                         Rydex - OTC                                                     32,179,793           10.40      334,701,417
Receivable from AST                                                                                          22,840,645                  WFVT - Equity Value Fund                                         4,442,888            9.56       42,482,491
Receivable from AAF                                                                                             476,668                  WFVT - Equity Income Fund                                          502,986           10.05        5,053,288
                                                                                                                                                                                                                                    -----------------
Receivable from Nike                                                                                             55,346                                Total Contractowner's Equity                                                   26,574,022,197
Receivable from WFVT                                                                                             65,399
Receivable from Rydex                                                                                         1,628,768
                                                                                                   --------------------
                          Total Receivables                                                                  25,066,826

                                                                                                   --------------------                                                                                                            -----------------
                          Total Assets                                                                 $ 26,599,089,023                                Total Liabilities & Contractowner's Equity                                   $ 26,599,089,023
                                                                                                   =====================                                                                                                            =================

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Class 1 Sub-account Investing In:                                                                                Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:                                                                                                         Class 1 Sub-account Investing In:                                                                                       Class 1 Sub-account Investing In:
                                                                                  --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      AST - AIM                    AST - AIM                  AST - Alger                  AST - Alger                  AST - Alger                 AST - Alliance               AST - Alliance              AST - American Century            AST - American Century            AST - American Century             AST - American Century            AST - Cohens & Steers             AST - Federated              AST - Federated               AST - Founders               AST - Gabelli                 AST - Gabelli                 AST - Invesco                AST - Jancap
                                                                                            Total                      Balanced              International Equity            All Cap Growth                   Growth                   Mid Cap Growth              Growth & Income                   Growth                  International Growth I           International Growth II               Income & Growth                   Strategic Balanced                   Real Estate                 Aggressive Growth             High Yield Bond                  Passport                  All-Cap Value                 Small Cap Value               Equity Income                   Growth
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                $ 117,364,437                 $ 10,559,162                 $ 1,445,456                          $ -                          $ -                          $ -                 $ 14,231,378                          $ -                                $ -                        $ 970,867                        $ 2,028,006                        $ 3,093,632                      $ 1,856,677                          $ -                 $ 55,217,782                          $ -                          $ -                    $ 1,497,043                $ 19,151,179                  $ 7,313,255
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (181,184,307)                  (8,147,404)                 (9,859,769)                  (2,587,208)                  (2,567,277)                  (1,635,667)                 (20,593,822)                  (6,195,333)                        (3,475,709)                      (5,973,163)                        (6,244,529)                        (3,001,302)                      (1,230,492)                      (1,332)                  (7,521,789)                  (4,570,840)                     (19,246)                    (3,855,132)                (15,164,398)                 (78,539,897)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                     (63,819,870)                   2,411,758                  (8,414,313)                  (2,587,208)                  (2,567,277)                  (1,635,667)                  (6,362,444)                  (6,195,333)                        (3,475,709)                      (5,002,296)                        (4,216,523)                            92,330                          626,185                       (1,332)                  47,695,993                   (4,570,840)                     (19,246)                    (2,358,089)                  3,986,781                  (71,226,642)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                         4,860,461,566                   66,575,786                 619,213,903                  105,214,087                   33,402,518                   84,110,327                  343,726,635                  118,831,888                        292,911,616                      276,326,506                         83,890,915                         27,385,768                       87,029,368                       76,907                  315,499,624                  437,095,244                    2,971,486                    158,163,876                 267,806,531                1,540,228,581
   Cost of Securities Sold                                                                     4,233,729,700                   49,527,306                 569,950,324                  135,053,246                   34,733,510                   88,361,942                  324,627,656                   85,279,790                        269,983,932                      253,909,665                         71,802,027                         21,880,896                       80,784,164                       80,407                  371,474,298                  501,630,506                    3,033,181                    164,778,661                 252,895,954                  953,942,235

                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                           626,731,866                   17,048,480                  49,263,579                  (29,839,159)                  (1,330,992)                  (4,251,615)                  19,098,979                   33,552,098                         22,927,684                       22,416,841                         12,088,888                          5,504,872                        6,245,204                       (3,500)                 (55,974,674)                 (64,535,262)                     (61,695)                    (6,614,785)                 14,910,577                  586,286,346
   Short-Term Capital Gain Distributions Received                                                198,119,056                   15,593,430                  42,274,776                            -                            -                            -                   28,626,858                   21,766,953                          4,168,123                        1,072,304                         14,387,977                          8,645,270                                -                            -                            -                   34,077,777                            -                      5,797,795                  21,707,793                            -
   Long-Term Capital Gain Distributions Received                                                 829,048,609                   19,977,640                  50,998,367                            -                            -                            -                  136,102,637                    7,826,295                          1,712,809                       45,437,971                          7,385,611                          3,492,584                                -                            -                            -                   19,819,525                            -                      7,244,970                  53,088,804                  475,961,396
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                       1,653,899,531                   52,619,550                 142,536,722                  (29,839,159)                  (1,330,992)                  (4,251,615)                 183,828,474                   63,145,346                         28,808,616                       68,927,116                         33,862,476                         17,642,726                        6,245,204                       (3,500)                 (55,974,674)                 (10,637,960)                     (61,695)                     6,427,980                  89,707,174                1,062,247,742
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         2,797,006,986                   90,021,509                 237,653,998                            -                            -                            -                  164,437,017                   90,979,758                         54,317,354                      101,100,943                         55,066,347                         27,961,775                       (1,104,266)                           -                  (17,468,297)                  71,235,177                            -                    (11,124,827)                 84,407,782                1,849,522,716
   End of Period                                                                              (1,525,767,024)                  (3,323,475)               (110,282,633)                 (67,580,996)                 (66,319,007)                 (20,190,656)                  42,894,219                  (58,576,473)                       (18,096,465)                     (47,556,473)                       (31,613,068)                           516,686                       10,133,996                      (93,295)                 (67,009,291)                 (55,632,602)                     170,400                     34,910,721                  24,250,053               (1,092,368,665)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                    (4,322,774,010)                 (93,344,984)               (347,936,631)                 (67,580,996)                 (66,319,007)                 (20,190,656)                (121,542,798)                (149,556,231)                       (72,413,819)                    (148,657,416)                       (86,679,415)                       (27,445,089)                      11,238,262                      (93,295)                 (49,540,994)                (126,867,779)                     170,400                     46,035,548                 (60,157,729)              (2,941,891,381)
                                                                                  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,732,694,349)               $ (38,313,676)             $ (213,814,222)              $ (100,007,363)               $ (70,217,276)               $ (26,077,938)                $ 55,923,232                $ (92,606,218)                     $ (47,080,912)                   $ (84,732,596)                     $ (57,033,462)                      $ (9,710,033)                    $ 18,109,651                    $ (98,127)               $ (57,819,675)              $ (142,076,579)                    $ 89,459                   $ 50,105,439                $ 33,536,226             $ (1,950,870,281)
                                                                                  ============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     AST - Janus                  AST - Janus                 AST - Janus                  AST - Janus                  AST - Kemper                AST - Kinetics             AST - Lord Abbett               AST - Lord Abbett                   AST - Marsico                       AST - MFS                          AST - MFS                         AST - MFS                         AST                AST - Neuberger & Berman     AST - Neuberger & Berman           AST - PIMCO                   AST - PIMCO             AST - Sanford Bernstein          AST - Scudder                 AST - T. Rowe Price
                                                                                                                   Overseas Growth              Mid-Cap Growth              Small-Cap Growth             Strategic Value              Small-Cap Value                  Internet                  Bond Debenture                 Small Cap Value                    Capital Growth                    Global Equity                     Growth Portfolio                 Growth with Income                Money Market                Mid-Cap Growth               Mid-Cap Value                 Limited Bond               Total Return Bond                 Index 500                     Japan                       Asset Allocation
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 9,184,903                         $ -                          $ -                          $ -                          $ -                          $ -                          $ -                                $ -                              $ -                            $ 5,497                            $ 3,088                         $ 10,604                $ 113,132,628                          $ -                  $ 2,080,786                 $ 20,440,624                   $ 51,823,520                 $ 3,330,996                      $ 1,232                     $ 10,114,959
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (20780,638)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)                      (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (179,741)                          (558,629)                        (479,051)                 (27,056,772)                  (9,739,008)                 (10,020,702)                  (5,272,032)                   (15,141,999)                 (9,505,808)                      (2,317)                      (5,780,398)
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                  (11,595,735)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)                      (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (174,244)                          (555,541)                        (468,447)                  86,075,856                   (9,739,008)                  (7,939,916)                  15,168,592                     36,681,521                  (6,174,812)                      (1,085)                       4,334,561
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                      1,129,149,583                  22,958,901                  364,563,038                       74,369                  516,831,075                      817,332                    1,491,563                         39,468,963                      467,185,960                         13,005,959                          1,948,251                        5,886,140               10,416,107,793                  864,796,399                  259,315,076                  192,552,556                    324,120,456                 349,987,079                   12,363,273                       94,823,013
   Cost of Securities Sold                                                                                                    680,306,707                  23,878,722                  193,642,802                       75,197                  321,714,296                      908,575                    1,477,391                         32,253,151                      300,660,276                         13,185,957                          1,747,867                        5,771,355               10,416,107,793                  750,055,661                  238,952,539                  195,367,589                    338,576,262                 337,694,876                   12,356,503                       65,544,532

                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                        448,842,876                    (919,821)                 170,920,236                         (828)                 195,116,779                      (91,243)                      14,172                          7,215,812                      166,525,684                           (179,998)                           200,384                          114,785                            -                  114,740,738                   20,362,537                   (2,815,033)                   (14,455,806)                 12,292,203                        6,770                       29,278,481
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                  108,835,676                            -                   48,014,769                            -                            -                                  -                       38,447,314                              2,102                                  -                                -                        7,418                            -                    2,504,895                            -                              -                  29,402,872                            -                           12,411
   Long-Term Capital Gain Distributions Received                                                                               12,868,245                           -                   19,660,270                            -                            -                            -                            -                                  -                        4,805,973                                (19)                                 -                                -                          629                   13,201,805                            -                            -                              -                  10,226,842                            -                        4,049,288
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                      461,711,121                    (919,821)                 299,416,182                         (828)                 243,131,548                      (91,243)                      14,172                          7,215,812                      209,778,971                           (177,915)                           200,384                          114,785                        8,047                  127,942,543                   22,867,432                   (2,815,033)                   (14,455,806)                 51,921,917                        6,770                       33,340,180
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                        558,256,845                           -                  592,176,377                            -                  329,253,045                            -                            -                          4,845,224                      501,644,806                            105,895                            325,814                          252,209                            -                  124,170,953                  (15,947,584)                   2,050,978                    (34,751,893)                 65,257,049                            -                       78,285,428
   End of Period                                                                                                             (229,011,421)                (25,104,601)                (260,197,998)                     (34,155)                (138,682,868)                     (87,495)                      54,231                         36,800,960                       22,231,335                         (1,212,175)                        (6,906,361)                        (630,016)                                             (126,425,497)                 141,198,425                   14,577,604                     47,016,511                 (54,062,023)                     (44,554)                      32,198,030
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (787,268,266)                (25,104,601)                (852,374,375)                     (34,155)                (467,935,913)                     (87,495)                      54,231                         31,955,736                     (479,413,471)                        (1,318,070)                        (7,232,175)                        (882,225)                           -                 (250,596,450)                 157,146,009                   12,526,626                     81,768,404                (119,319,072)                     (44,554)                     (46,087,398)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $              (337,152,880)             $  (26,456,488)              $ (567,218,431)                   $ (42,648)              $ (237,798,501)                  $ (180,870)                    $ 63,761                       $ 37,535,068                   $ (294,565,885)                      $ (1,670,229)                      $ (7,587,332)                    $ (1,235,887)                $ 86,083,903               $ (132,392,915)               $ 172,073,525                 $ 24,880,185                  $ 103,994,119               $ (73,571,967)                   $ (38,869)                    $ (8,412,657)
===========================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Montgomery
                                                                                                                 AST - T. Rowe Price          AST - T. Rowe Price                Davis                      Evergreen                    Evergreen                    Evergreen                    Evergreen                       Evergreen                         Evergreen                         Evergreen                          Evergreen                         Evergreen                      Evergreen                     INVESCO                   INVESCO - VIF                INVESCO - VIF                 INVESCO - VIF                 INVESCO - VIF                  Emerging                           Nike
                                                                                                                     Global Bond               Natural Resources                 Value                     VA Blue Chip              VA Capital Growth             VA Equity Index               VA Foundation                 VA Global Leaders                      VA Omega                 VA Perpetual International             VA Small Cap Value                VA Special Equity             VA Strategic Income              VIF Dynamics              Financial Services            Health Sciences              Telecommunications               Technology                    Markets                       First Trust 10
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 2,122,503                   $ 914,180                          $ -                      $ 7,326                         $ 21                     $ 27,778                    $ 114,162                           $ 44,237                          $ 7,089                                $ -                            $ 6,479                              $ -                     $ 98,792                          $ -                          $ -                          $ -                            $ -                         $ -                          $ -                              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (1,792,339)                 (1,570,035)                      (7,091)                     (14,685)                     (12,703)                     (15,310)                     (36,758)                           (80,000)                         (68,960)                            (3,121)                            (3,199)                        (167,241)                      (6,625)                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                      330,164                    (655,855)                      (7,091)                      (7,359)                     (12,682)                      12,468                       77,404                            (35,763)                         (61,871)                            (3,121)                             3,280                         (167,241)                      92,167                   (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                         38,985,338                 102,575,783                       20,153                       24,451                       10,836                       34,749                      157,893                          7,687,135                            5,091                          1,028,573                             26,247                        2,620,060                       48,824                  149,011,538                   90,691,898                   85,929,824                    378,330,230                 542,973,728                  169,274,865                        8,378,218
   Cost of Securities Sold                                                                                                     43,081,981                  91,012,465                       20,222                       24,940                       10,616                       37,798                      162,879                          7,708,439                            6,845                          1,072,606                             24,730                        2,334,861                       48,911                  146,920,527                   84,529,770                   85,135,450                    406,637,855                 582,214,157                  161,881,004                        9,517,408

                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                         (4,096,643)                 11,563,318                          (69)                        (489)                         220                       (3,049)                      (4,986)                           (21,304)                          (1,754)                           (44,033)                             1,517                          285,199                          (87)                   2,091,011                    6,162,128                      794,374                    (28,307,625)                (39,240,429)                   7,393,861                       (1,139,190)
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                       15,648                            -                            -                          253                            -                                  -                            2,510                                  -                              9,679                          171,516                            -                       62,765                      145,778                      241,040                        576,651                     835,153                            -                                -
   Long-Term Capital Gain Distributions Received                                                                                        -                           -                          782                            -                        1,342                          270                          528                                  -                            2,999                                  -                             14,910                                -                            -                       96,357                            -                       27,254                              -                      36,079                            -                                -
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                       (4,096,643)                 11,563,318                       16,361                         (489)                       1,562                       (2,526)                      (4,458)                           (21,304)                           3,755                            (44,033)                            26,106                          456,715                          (87)                   2,250,133                    6,307,906                    1,062,668                    (27,730,974)                (38,369,197)                   7,393,861                       (1,139,190)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         (7,013,215)                  6,283,253                            -                            -                            -                            -                            -                             17,274                                -                                  -                                  -                          200,289                            -                    3,218,773                       69,846                      419,823                      9,624,329                  12,339,485                   27,264,672                                -
   End of Period                                                                                                               (6,204,550)                 18,023,963                       15,135                     (291,331)                     252,491                     (264,391)                    (425,429)                          (322,123)                      (3,432,073)                            (1,892)                            39,925                       (2,726,334)                     (78,087)                 (28,798,850)                  16,802,025                   20,573,152                    (65,570,845)               (152,776,597)                 (17,851,745)                      (4,928,560)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                        808,665                  11,740,710                       15,135                     (291,331)                     252,491                     (264,391)                    (425,429)                          (339,397)                      (3,432,073)                            (1,892)                            39,925                       (2,926,623)                     (78,087)                 (32,017,623)                  16,732,179                   20,153,329                    (75,195,174)               (165,116,082)                 (45,116,417)                      (4,928,560)
                                                                                                             -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                (2,957,814)               $ 22,648,173                     $ 24,405                   $ (299,179)                   $ 241,371                   $ (254,449)                  $ (352,483)                        $ (396,464)                    $ (3,490,189)                         $ (49,046)                          $ 69,311                     $ (2,637,149)                    $ 13,993                $ (31,363,018)                $ 21,828,356                 $ 19,321,191                 $ (106,093,114)             $ (208,769,201)               $ (39,470,398)                    $ (6,184,009)
==============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing In:                                                                                         Class 1 Sub-account Investing In:
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     ProFunds VP                  ProFunds VP                 ProFunds VP                     Rydex                        Rydex                        Rydex                         WFVT                            WFVT                              AAF                               AAF
                                                                                                                      Ultra OTC                     Europe                  Ultra Small Cap                    Nova                         Ursa                         OTC                      Equity Value                   Equity Income                         Growth                           Mid Cap
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                                       $ -                         $ -                     $ 17,083                  $ 1,405,459                    $ 540,747                          $ -                    $ 201,101                           $ 35,781                              $ -                                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (2,304,406)                   (584,610)                    (478,265)                  (2,173,428)                    (282,431)                  (7,131,232)                    (416,181)                           (35,246)                     (20,524,239)                       (11,337,429)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                   (2,324,406)                   (584,610)                    (461,182)                    (767,969)                     258,316                   (7,131,232)                    (215,080)                               535                      (20,524,239)                       (11,337,429)
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                        268,307,700                 439,631,403                  505,437,761                  615,533,775                  288,580,337                1,348,678,957                   11,771,053                            672,048                    1,859,045,856                      1,945,486,466
   Cost of Securities Sold                                                                                                    345,292,231                 462,400,156                  527,324,581                  656,066,029                  285,457,105                1,447,179,733                   11,662,186                            694,081                    1,986,500,941                      1,851,969,288

                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                                                        (76,984,531)                (22,768,753)                 (21,886,820)                 (40,532,254)                   3,123,232                  (98,500,776)                     108,867                            (22,033)                    (127,455,085)                        93,517,178
   Short-Term Capital Gain Distributions Received                                                                              10,478,413                     103,873                      373,920                    4,195,856                            -                   22,196,279                            -                             17,497                       97,498,532                         82,891,348
   Long-Term Capital Gain Distributions Received                                                                               10,547,630                       4,511                      100,453                    6,620,180                            -                    2,537,941                            -                             41,852                      119,119,331                         20,954,477
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                                                      (55,958,488)                (22,660,369)                 (21,412,447)                 (29,716,218)                   3,123,232                  (73,766,556)                     108,867                             37,316                       89,162,778                        197,363,003
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         15,930,549                     220,897                      455,895                    5,121,889                     (439,010)                  55,906,048                     (560,713)                             3,150                      257,603,833                        112,117,870
   End of Period                                                                                                             (170,189,204)                   (509,428)                     (18,463)                 (12,393,594)                     425,567                 (160,955,435)                     959,371                            146,949                                -                                  -
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (186,119,753)                   (730,325)                    (474,358)                 (17,515,483)                     864,577                 (216,861,483)                   1,520,084                            143,799                     (257,603,833)                      (112,117,870)
                                                                                                             -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                        $  (23,975,304)               $ (22,347,987)               $ (47,999,670)                 $ 4,246,125               $ (297,759,271)                 $ 1,413,871                          $ 181,650                   $ (188,965,294)                      $ 73,907,704
==============================================================================================================================================================================================================================================================================================================================================================================================================================

----------------------------------------------------------------------------------                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                       AST - AIM                                                 AST - AIM                                 AST - Alger                                               AST - Alger                                                 AST - Alger                                                                AST - Alliance                                              AST - Alliance                                        AST - American Century                                    AST - American Century
                                                                                                            Total                                                 Balanced Portfolio                                       International Equity                           All Cap Growth                                                Growth                                                  Mid-Cap Growth                                                              Growth & Income                                                 Growth                                            International Growth I                                   International Growth II
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                   Jan. 2,* thru                   Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (71,016,722)                  $ (37,572,377)                 $ 2,411,758                  $ 3,720,742                 $ (8,414,313)                $ (7,564,947)                $ (2,587,208)                         $ -                 $ (2,567,277)                          $ -                   $ (1,635,667)                          $ -                    $ (6,362,444)                 $ (5,466,386)                $ (6,195,333)                $ (3,987,309)                $ (3,475,709)                $ (1,384,306)                $ (5,002,296)               $ (3,132,947)
     Net Realized Gain (Loss)                                                                    3,137,063,351                   2,594,363,071                   52,619,550                   42,409,808                  142,536,722                  109,500,383                  (29,839,159)                           -                   (1,330,992)                            -                     (4,251,615)                            -                     183,828,474                   182,734,127                   63,145,346                   35,673,158                   28,808,616                    5,239,075                   68,927,116                  50,858,290
     Net Unrealized Gain (Loss) On Investments                                                  (8,146,306,514)                  3,506,090,943                  (93,344,984)                  30,997,262                 (347,936,631)                 185,965,568                  (67,580,996)                           -                  (66,319,007)                            -                    (20,190,656)                            -                    (121,542,798)                   (6,412,196)                (149,556,231)                  51,556,829                  (72,413,819)                  53,932,229                 (148,657,416)                 72,468,212
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                         (5,080,259,885)                  6,062,881,637                  (38,313,676)                  77,127,812                 (213,814,222)                 287,901,004                 (100,007,363)                           -                  (70,217,276)                            -                    (26,077,938)                            -                      55,923,232                   170,855,545                  (92,606,218)                  83,242,678                  (47,080,912)                  57,786,998                  (84,732,596)                120,193,555
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                          7,657,892,463                   6,349,042,029                  155,449,449                   64,854,057                  165,491,349                   55,175,029                  140,745,244                            -                    6,729,763                             -                      4,373,488                             -                     161,825,964                   255,394,560                  105,010,204                   41,281,198                  120,636,499                   28,463,642                   24,961,846                  33,425,909
     Net Transfers Between Sub-accounts                                                             18,352,124                      15,484,304                   71,392,669                  (13,140,413)                 (11,374,177)                 (34,579,212)                 161,697,109                            -                1,399,927,736                             -                    894,250,483                             -                         332,482                   (25,357,099)                 119,674,414                  (51,303,563)                  99,179,233                   (4,789,257)                 (28,332,452)                (82,874,435)
     Surrenders                                                                                 (2,709,688,618)                 (1,755,533,481)                 (72,863,196)                 (41,811,935)                 (74,573,053)                 (47,332,474)                 (12,036,293)                           -                  (18,847,469)                            -                     (9,815,111)                            -                    (137,097,989)                 (101,401,105)                 (32,355,026)                 (18,794,885)                 (16,509,380)                  (8,373,745)                 (35,808,042)                (31,080,164)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                          4,966,555,969                   4,608,992,852                  153,978,922                    9,901,709                   79,544,119                  (26,736,657)                 290,406,060                            -                1,387,810,030                             -                    888,808,860                             -                      25,060,457                   128,636,356                  192,329,592                  (28,817,250)                 203,306,352                   15,300,640                  (39,178,648)                (80,528,690)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (113,703,916)                 10,671,874,489                  115,665,246                   87,029,521                 (134,270,103)                 261,164,347                  190,398,697                            -                1,317,592,754                             -                    862,730,922                             -                      80,983,689                   299,491,901                   99,723,374                   54,425,428                  156,225,440                   73,087,638                 (123,911,244)                 39,664,865
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                        26,687,726,113                  16,015,851,624                  489,456,933                  402,427,412                  743,604,435                  482,440,088                                                         -                                                          -                                                            -                   1,456,347,883                 1,156,855,982                  348,629,057                  294,203,629                  148,477,885                   75,390,247                  490,840,158                 451,175,293
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                            $ 26,574,022,197                $ 26,687,726,113                $ 605,122,179                $ 489,456,933                $ 609,334,332                $ 743,604,435                $ 190,398,697                          $ -              $ 1,317,592,754                           $ -                  $ 862,730,922                           $ -                 $ 1,537,331,572               $ 1,456,347,883                $ 448,352,431                $ 348,629,057                $ 304,703,325                $ 148,477,885                $ 366,928,914               $ 490,840,158
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   AST - American Century                                      AST - American Century                                     AST - Cohens & Steers                                        AST - Federated                            AST - Federated                                              AST - Founders                                                               AST - Gabelli                                               AST - Gabelli                                             AST - INVESCO                                             AST - JanCap
                                                                                                       Income & Growth                                            Strategic Balanced                                            Real Estate                                            Aggressive Growth                           High Yield Bond                                                 Passport                                                                  All Cap Value                                              Small Cap Value                                            Equity Income                                                Growth
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (4,216,523)                   $ (1,870,742)                    $ 92,330                 $ (1,375,378)                   $ 626,185                    $ 232,870                     $ (1,332)                         $ -                 $ 47,695,993                  $ 35,815,076                   $ (4,570,840)                 $ (1,480,975)                      $ (19,246)                          $ -                 $ (2,358,089)                $ (1,530,582)                 $ 3,986,781                  $ 1,566,627                $ (71,226,642)              $ (60,311,575)
     Net Realized Gain (Loss)                                                                       33,862,476                      13,331,439                   17,642,726                    2,868,743                    6,245,204                   (3,031,748)                      (3,500)                           -                  (55,974,674)                  (13,574,620)                   (10,637,960)                   22,483,774                         (61,695)                            -                    6,427,980                  (16,397,924)                  89,707,174                   73,836,927                1,062,247,742               1,034,785,585
     Net Unrealized Gain (Loss) On Investments                                                     (86,679,415)                     37,248,776                  (27,445,089)                  16,065,624                   11,238,262                    1,897,123                      (93,295)                           -                  (49,540,994)                  (19,561,275)                  (126,867,779)                   69,144,522                         170,400                             -                   46,035,548                   14,734,309                  (60,157,729)                   8,043,868               (2,941,891,381)                873,924,691
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                            (57,033,462)                     48,709,473                   (9,710,033)                  17,558,989                   18,109,651                     (901,755)                     (98,127)                           -                  (57,819,675)                    2,679,181                   (142,076,579)                   90,147,321                          89,459                             -                   50,105,439                   (3,194,197)                  33,536,226                   83,447,422               (1,950,870,281)              1,848,398,701
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                            150,905,022                      91,265,885                   39,478,424                   87,292,136                   17,208,495                   19,294,009                      329,092                            -                   75,723,630                   156,671,542                    149,947,892                    12,039,709                       2,547,865                             -                   32,789,977                   46,713,574                  148,061,102                  197,744,545                  977,864,053               1,067,968,042
     Net Transfers Between Sub-accounts                                                             52,232,815                      36,249,731                  (12,175,711)                  23,644,848                   42,112,008                    4,829,373                    1,555,293                            -                  (91,887,293)                  (70,561,975)                    70,736,589                    (2,429,028)                     10,269,636                             -                   10,829,929                  (68,408,489)                  18,295,872                  (10,371,533)                (195,978,719)                (63,694,319)
     Surrenders                                                                                    (30,668,893)                    (15,256,845)                 (19,008,080)                 (10,557,524)                  (5,854,644)                  (2,478,936)                      (2,187)                           -                  (51,387,823)                  (65,132,053)                   (23,527,301)                   (8,395,572)                        (95,592)                            -                  (19,805,822)                 (14,739,893)                 (90,064,766)                 (69,353,138)                (480,860,576)               (308,428,489)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            172,468,944                     112,258,771                    8,294,633                  100,379,460                   53,465,859                   21,644,446                    1,882,198                            -                  (67,551,487)                   20,977,514                    197,157,180                     1,215,109                      12,721,909                             -                   23,814,084                  (36,434,808)                  76,292,208                  118,019,874                  301,024,758                 695,845,234
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            115,435,482                     160,968,244                   (1,415,400)                 117,938,449                   71,575,510                   20,742,691                    1,784,071                            -                 (125,371,161)                   23,656,695                     55,080,601                    91,362,430                      12,811,368                             -                   73,919,523                  (39,629,005)                 109,828,434                  201,467,296               (1,649,845,523)              2,544,243,935
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           345,801,475                     184,833,231                  207,724,173                   89,785,724                   51,981,399                   31,238,708                            -                            -                  597,930,754                   574,274,059                    206,780,861                   115,418,431                               -                             -                  237,111,071                  276,740,076                  994,465,288                  792,997,992                5,732,542,952               3,188,299,017
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 461,236,957                   $ 345,801,475                $ 206,308,773                $ 207,724,173                $ 123,556,909                 $ 51,981,399                  $ 1,784,071                          $ -                $ 472,559,593                 $ 597,930,754                  $ 261,861,462                 $ 206,780,861                    $ 12,811,368                           $ -                $ 311,030,594                $ 237,111,071              $ 1,104,293,722                $ 994,465,288              $ 4,082,697,429             $ 5,732,542,952
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         AST - Janus                                   AST - Janus                                               AST - Janus                                               AST - Janus                                               AST - Kemper                                               AST - Kinetics                                              AST - Lord Abbett                                           AST - Lord Abbett                                           AST - Marsico                                               AST - MFS
                                                                                                       Overseas Growth                                Mid Cap Growth                                           Small Cap Growth                                          Strategic Value                                           Small Cap Value                                                 Internet                                                  Bond Debenture                                              Small Cap Value                                            Capital Growth                                            Global Equity
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (11,595,735)                  $ (11,482,288)                  $ (432,066)                         $ -                $ (14,260,238)                $ (7,487,156)                    $ (7,665)                         $ -                $ (12,994,136)                 $ (5,984,455)                      $ (2,132)                          $ -                        $ (4,642)                          $ -                 $ (1,636,480)                  $ (763,677)               $ (24,931,385)               $ (14,194,102)                  $ (174,244)                   $ (2,458)
     Net Realized Gain (Loss)                                                                      461,711,121                      86,208,113                     (919,821)                           -                  299,416,182                   71,628,371                         (828)                           -                  243,131,548                    46,393,894                        (91,243)                            -                          14,172                             -                    7,215,812                     (578,929)                 209,778,971                   74,897,698                     (177,915)                      2,732
     Net Unrealized Gain (Loss) On Investments                                                    (787,268,266)                    540,902,236                  (25,104,601)                           -                 (852,374,375)                 576,061,780                      (34,155)                           -                 (467,935,913)                  329,253,045                        (87,495)                            -                          54,231                             -                   31,955,736                    5,818,500                 (479,413,471)                 434,097,479                   (1,318,070)                    105,895
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (337,152,880)                    615,628,061                  (26,456,488)                           -                 (567,218,431)                 640,202,995                      (42,648)                           -                 (237,798,501)                  369,662,484                       (180,870)                            -                          63,761                             -                   37,535,068                    4,475,894                 (294,565,885)                 494,801,075                   (1,670,229)                    106,169
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                            197,489,457                     224,252,910                   41,691,279                            -                   74,706,240                  201,984,481                    1,198,718                            -                  195,980,211                    24,773,868                        219,281                             -                         381,262                             -                   34,444,437                   27,031,518                  437,999,730                  463,545,461                   15,258,139                     191,307
     Net Transfers Between Sub-accounts                                                           (208,315,999)                    102,132,687                   48,369,579                            -                 (240,856,158)                 282,244,629                    4,611,520                            -                   77,321,399                   466,186,888                        895,947                             -                       6,285,816                             -                   77,428,084                    2,025,241                    1,192,958                  191,591,888                   14,176,486                     993,155
     Surrenders                                                                                    (99,261,698)                    (51,686,777)                  (1,602,827)                           -                  (69,689,069)                 (36,756,036)                     (10,279)                           -                  (93,364,141)                  (40,404,140)                        (2,459)                            -                        (148,330)                            -                   (7,219,612)                  (4,015,662)                (116,886,757)                 (63,339,875)                    (808,466)                     (5,311)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                           (110,088,240)                    274,698,820                   88,458,031                            -                 (235,838,987)                 447,473,074                    5,799,959                            -                  179,937,469                   450,556,616                      1,112,769                             -                       6,518,748                             -                  104,652,909                   25,041,097                  322,305,931                  591,797,474                   28,626,159                   1,179,151
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (447,241,120)                    890,326,881                   62,001,543                            -                 (803,057,418)               1,087,676,069                    5,757,311                            -                  (57,861,032)                  820,219,100                        931,899                             -                       6,582,509                             -                  142,187,977                   29,516,991                   27,740,046                1,086,598,549                   26,955,930                   1,285,320
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                         1,476,628,906                     586,302,025                                                                          1,352,299,294                  264,623,225                                                         -                  820,219,100                             -                                                            -                                                             -                   69,726,806                   40,209,815                1,657,119,527                  570,520,978                    1,285,320                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                             $ 1,029,387,786                 $ 1,476,628,906                 $ 62,001,543                          $ -                $ 549,241,876              $ 1,352,299,294                  $ 5,757,311                          $ -                $ 762,358,068                 $ 820,219,100                      $ 931,899                           $ -                     $ 6,582,509                           $ -                $ 211,914,783                 $ 69,726,806              $ 1,684,859,573              $ 1,657,119,527                 $ 28,241,250                 $ 1,285,320
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - MFS                                                     AST - MFS                                                    AST                                                           AST - Neuberger & Berman                                   AST - Neuberger & Berman                           AST - PIMCO                                                   AST - PIMCO                                                          AST - Sanford Bernstein                         AST - Scudder                                          AST - T. Rowe Price
                                                                                           Growth                                                    Growth with Income                                         Money Market                                                          Mid-Cap Growth                                            Mid-Cap Value                                     Limited Bond                                               Total Return Bond                                                         Mgt Index 500                                     Japan                                                Asset Allocation
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                   $ (555,541)                       $ (5,717)                  $ (468,447)                   $ (10,271)                $ 86,075,856                 $ 46,585,670                 $ (9,739,008)                $ (3,839,123)                $ (7,939,916)                 $ (4,007,600)                  $ 15,168,592                  $ 12,671,629                    $ 36,681,521                  $ 25,089,716                 $ (6,174,812)                $ (5,272,629)                    $ (1,085)                         $ -                  $ 4,334,561                 $ 1,503,986
     Net Realized Gain (Loss)                                                                          200,384                          24,866                      114,785                        2,272                        8,047                      102,571                  127,942,543                   23,072,954                   22,867,432                    10,017,751                     (2,815,033)                    2,864,491                     (14,455,806)                   33,733,795                   51,921,917                   46,972,582                        6,770                            -                   33,340,180                  21,555,570
     Net Unrealized Gain (Loss) On Investments                                                      (7,232,175)                        325,814                     (882,225)                     252,209                            -                            -                 (250,596,450)                 103,877,551                  157,146,009                   (17,133,949)                    12,526,626                    (8,532,984)                     81,768,404                   (82,414,622)                (119,319,072)                  38,367,719                      (44,554)                           -                  (46,087,398)                 10,237,305
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (7,587,332)                        344,963                   (1,235,887)                     244,210                   86,083,903                   46,688,241                 (132,392,915)                 123,111,382                  172,073,525                   (11,123,798)                    24,880,185                     7,003,136                     103,994,119                   (23,591,111)                 (73,571,967)                  80,067,672                      (38,869)                           -                   (8,412,657)                 33,296,861
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             46,406,264                       2,446,515                   40,430,301                    2,917,984                2,187,885,020                1,806,007,531                  209,722,652                   46,001,103                   76,507,818                    69,866,864                     58,016,105                    80,167,192                     152,548,125                   268,341,763                  128,906,590                  201,370,761                       58,175                            -                   47,515,910                 101,878,102
     Net Transfers Between Sub-accounts                                                             36,501,515                       1,847,389                   26,408,968                    4,659,382               (1,907,385,235)                (107,458,454)                 275,227,841                  (21,926,231)                 121,890,621                   357,483,913                    (26,152,462)                    1,458,005                      70,099,983                   (61,802,224)                  54,492,760                   64,320,676                      675,465                            -                  (51,381,193)                 (3,944,915)
     Surrenders                                                                                     (1,891,041)                        (25,045)                  (1,486,200)                     (45,073)                (455,810,549)                (333,344,784)                 (50,346,767)                 (18,862,465)                 (66,037,832)                  (45,253,125)                   (49,212,541)                  (37,887,402)                   (100,516,156)                  (82,490,942)                 (48,367,355)                 (28,116,927)                       1,612                            -                  (40,281,811)                (32,369,634)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                             81,016,738                       4,268,859                   65,353,070                    7,532,293                 (175,310,764)               1,365,204,293                  434,603,726                    5,212,407                  132,360,607                   382,097,652                    (17,348,898)                   43,737,795                     122,131,952                   124,048,597                  135,031,995                  237,574,510                      735,252                            -                  (44,147,094)                 65,563,553
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             73,429,406                       4,613,822                   64,117,183                    7,776,503                  (89,226,861)               1,411,892,534                  302,210,811                  128,323,789                  304,434,132                   370,973,854                      7,531,287                    50,740,931                     226,126,071                   100,457,486                   61,460,028                  317,642,182                      696,383                            -                  (52,559,751)                 98,860,414
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                             4,613,822                               -                    7,776,503                            -                2,322,042,913                  910,150,379                  384,709,106                  256,385,317                  635,186,915                   264,213,061                    389,455,453                   338,714,522                     962,673,309                   862,215,823                  600,427,225                  282,785,043                            -                            -                  433,515,073                 334,654,659
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                $ 78,043,228                     $ 4,613,822                 $ 71,893,686                  $ 7,776,503              $ 2,232,816,052              $ 2,322,042,913                $ 686,919,917                $ 384,709,106                $ 939,621,047                 $ 635,186,915                  $ 396,986,740                 $ 389,455,453                 $ 1,188,799,380                 $ 962,673,309                $ 661,887,253                $ 600,427,225                    $ 696,383                          $ -                $ 380,955,322               $ 433,515,073
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AST - T. Rowe Price                                           AST - T. Rowe Price                                              Davis                                                   Evergreen                                                 Evergreen                                                   Evergreen                                                     Evergreen                                                   Evergreen                                                 Evergreen                                                 Evergreen
                                                                                         Global Bond                                                Natural Resources                                            Value Fund                                               VA Blue Chip                                             VA Capital Growth                                           VA Equity Index                                                VA Foundation                                               VA Global Leaders                                            VA Omega                                          VA Perpetual International
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                    $ 330,164                     $ 6,861,835                   $ (655,855)                  $ (315,706)                    $ (7,091)                         $ -                     $ (7,359)                         $ -                    $ (12,682)                          $ -                       $ 12,468                           $ -                        $ 77,404                           $ -                    $ (35,763)                       $ 500                    $ (61,871)                         $ -                     $ (3,121)                        $ -
     Net Realized Gain (Loss)                                                                       (4,096,643)                       (508,769)                  11,563,318                   (4,438,116)                      16,361                            -                         (489)                           -                        1,562                             -                         (2,526)                            -                          (4,458)                            -                      (21,304)                       2,727                        3,755                            -                      (44,033)                          -
     Net Unrealized Gain (Loss) On Investments                                                         808,665                     (20,530,106)                  11,740,710                   22,185,749                       15,135                            -                     (291,331)                           -                      252,491                             -                       (264,391)                            -                        (425,429)                            -                     (339,397)                      17,274                   (3,432,073)                           -                       (1,892)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (2,957,814)                    (14,177,040)                  22,648,173                   17,431,927                       24,405                            -                     (299,179)                           -                      241,371                             -                       (254,449)                            -                        (352,483)                            -                     (396,464)                      20,501                   (3,490,189)                           -                      (49,046)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             10,839,934                      19,267,464                   15,580,962                   15,935,025                    1,669,776                            -                    3,208,346                            -                    2,985,934                             -                      2,713,195                             -                       6,858,388                             -                    5,208,274                       84,942                   15,493,123                            -                      548,854                           -
     Net Transfers Between Sub-accounts                                                            (12,459,969)                     (2,991,859)                   1,402,151                      319,128                      259,390                            -                      288,145                            -                      134,236                             -                        424,728                             -                         999,767                             -                    4,790,897                      165,895                    1,244,502                            -                        1,010                           -
     Surrenders                                                                                    (11,680,745)                    (10,136,578)                  (8,651,777)                  (6,828,233)                     (13,432)                           -                      (38,066)                           -                      (40,086)                            -                        (13,811)                            -                        (212,710)                            -                     (509,709)                        (670)                    (176,015)                           -                       (1,358)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            (13,300,780)                      6,139,027                    8,331,336                    9,425,920                    1,915,734                            -                    3,458,425                            -                    3,080,084                             -                      3,124,112                             -                       7,645,445                             -                    9,489,462                      250,167                   16,561,610                            -                      548,506                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (16,258,594)                     (8,038,013)                  30,979,509                   26,857,847                    1,940,139                            -                    3,159,246                            -                    3,321,455                             -                      2,869,663                             -                       7,292,962                             -                    9,092,998                      270,668                   13,071,421                            -                      499,460                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           133,945,992                     141,984,005                   98,495,892                   71,638,045                            -                            -                            -                            -                            -                             -                              -                             -                               -                             -                      270,668                            -                                                         -                                                        -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 117,687,398                   $ 133,945,992                $ 129,475,401                 $ 98,495,892                  $ 1,940,139                          $ -                  $ 3,159,246                          $ -                  $ 3,321,455                           $ -                    $ 2,869,663                           $ -                     $ 7,292,962                           $ -                  $ 9,363,666                    $ 270,668                 $ 13,071,421                          $ -                    $ 499,460                         $ -
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Evergreen                                                     Evergreen                                                 Evergreen                                                  Invesco                                                   Invesco                                                     Invesco                                                       Invesco                                                     Invesco                                                  Montgomery                                                   Nike
                                                                                     VA Small Cap Value                                             VA Special Equity                                          VA Strategic Income                                         VIF Dynamics                                           VIF Financial Services                                       VIF Health Sciences                                         VIF Telecommunications                                         VIF Technology                                             Emerging Markets                                          First Trust 10
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                      $ 3,280                             $ -                   $ (167,241)                       $ 521                     $ 92,167                          $ -                 $ (1,595,528)                   $ (51,615)                $ (1,211,729)                    $ (17,331)                  $ (1,894,806)                    $ (12,609)                   $ (3,166,966)                    $ (95,343)                $ (5,283,922)                  $ (107,676)                $ (1,747,842)                $ (1,245,826)                  $ (116,259)                        $ -
     Net Realized Gain (Loss)                                                                           26,106                               -                      456,715                        9,633                          (87)                           -                    2,250,133                    1,257,714                    6,307,906                        81,012                      1,062,668                       200,172                     (27,730,974)                    2,841,659                  (38,369,197)                   3,332,312                    7,393,861                   (5,736,406)                  (1,139,190)                          -
     Net Unrealized Gain (Loss) On Investments                                                          39,925                               -                   (2,926,623)                     200,289                      (78,087)                           -                  (32,017,623)                   3,218,773                   16,732,179                        69,846                     20,153,329                       419,823                     (75,195,174)                    9,624,329                 (165,116,082)                  12,339,485                  (45,116,417)                  51,149,486                   (4,928,560)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                 69,311                               -                   (2,637,149)                     210,443                       13,993                            -                  (31,363,018)                   4,424,872                   21,828,356                       133,527                     19,321,191                       607,386                    (106,093,114)                   12,370,645                 (208,769,201)                  15,564,121                  (39,470,398)                  44,167,254                   (6,184,009)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                741,406                               -                   14,067,871                      295,177                    1,166,954                            -                   61,142,990                    2,540,483                   37,211,313                     2,331,140                     72,483,931                     2,251,483                     134,497,553                     9,095,771                  225,408,992                   14,334,899                   24,148,970                   18,463,324                    6,576,664                           -
     Net Transfers Between Sub-accounts                                                                 (4,195)                              -                    6,544,216                    1,367,392                       (8,959)                           -                  102,458,798                   21,301,818                  134,969,382                     6,299,301                    190,641,093                     6,167,329                     120,319,228                    42,554,918                  306,364,788                   46,864,762                   (6,108,393)                  (1,990,882)                  20,095,356                           -
     Surrenders                                                                                         (5,168)                              -                     (771,473)                     (15,435)                      (6,887)                           -                   (9,420,192)                    (128,025)                  (4,818,304)                     (101,997)                    (8,497,293)                     (107,744)                    (14,973,341)                     (523,997)                 (31,458,990)                    (396,652)                  (8,467,299)                  (4,534,033)                    (491,278)                          -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                732,043                               -                   19,840,614                    1,647,134                    1,151,108                            -                  154,181,596                   23,714,276                  167,362,391                     8,528,444                    254,627,731                     8,311,068                     239,843,440                    51,126,692                  500,314,790                   60,803,009                    9,573,278                   11,938,409                   26,180,742                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                801,354                               -                   17,203,465                    1,857,577                    1,165,101                            -                  122,818,578                   28,139,148                  189,190,747                     8,661,971                    273,948,922                     8,918,454                     133,750,326                    63,497,337                  291,545,589                   76,367,130                  (29,897,120)                  56,105,663                   19,996,733                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                                                     -                    1,857,577                            -                                                         -                   28,139,148                            -                    8,661,971                             -                      8,918,454                             -                      63,497,337                             -                   76,367,130                            -                  121,309,051                   65,203,388                            -                           -
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                   $ 801,354                             $ -                 $ 19,061,042                  $ 1,857,577                  $ 1,165,101                          $ -                $ 150,957,726                 $ 28,139,148                $ 197,852,718                   $ 8,661,971                  $ 282,867,376                   $ 8,918,454                   $ 197,247,663                  $ 63,497,337                $ 367,912,719                 $ 76,367,130                 $ 91,411,931                $ 121,309,051                 $ 19,996,733                         $ -
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Profunds                                                       Profunds                                                  Profunds                                                   Rydex                                                     Rydex                                                       Rydex                                                         WFVT                                                         WFVT                                                      AAF                                                       AAF
                                                                                        VP Ultra OTC                                                    VP Europe                                              VP Ultra Small Cap                                              Nova                                                      Ursa                                                        OTC                                                      Equity Value                                                Equity Income                                                 Growth                                                Mid Cap Growth
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (2,324,406)                      $ (97,080)                  $ (584,610)                    $ (4,228)                  $ (461,182)                   $ (15,692)                  $ (767,969)                  $ (367,547)                   $ 258,316                    $ (259,906)                  $ (7,131,232)                 $ (1,371,292)                     $ (215,080)                    $ (95,710)                       $ 535                      $ 9,844                $ (20,524,239)               $ (18,427,551)               $ (11,337,429)               $ (8,264,235)
     Net Realized Gain (Loss)                                                                      (55,958,488)                     10,702,047                  (22,660,369)                      76,485                  (21,412,447)                     434,481                  (29,716,218)                   3,928,418                    3,123,232                    (7,691,468)                   (73,766,556)                   42,891,188                         108,867                        (8,491)                      37,316                          (83)                  89,162,778                  341,226,442                  197,363,003                 147,404,371
     Net Unrealized Gain (Loss) On Investments                                                    (186,119,753)                     15,930,549                     (730,325)                     220,897                     (474,358)                     455,895                  (17,515,483)                   5,121,889                      864,577                      (439,010)                  (216,861,483)                   55,906,048                       1,520,084                      (966,330)                     143,799                        3,150                 (257,603,833)                  56,035,439                 (112,117,870)                 25,843,004
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (244,402,647)                     26,535,516                  (23,975,304)                     293,154                  (22,347,987)                     874,684                  (47,999,670)                   8,682,760                    4,246,125                    (8,390,384)                  (297,759,271)                   97,425,944                       1,413,871                    (1,070,531)                     181,650                       12,911                 (188,965,294)                 378,834,330                   73,907,704                 164,983,140
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             79,693,992                       6,396,397                   10,816,556                      306,209                   11,119,736                      151,295                   25,700,830                   13,914,665                    2,319,555                     3,072,469                    188,734,596                    57,518,704                       5,174,757                    10,941,564                    2,051,539                      876,640                  160,577,408                  352,548,365                  101,704,991                 125,086,269
     Net Transfers Between Sub-accounts                                                            218,424,736                      35,671,081                   36,875,424                    2,767,296                   34,327,715                    8,787,603                  102,316,679                   38,832,915                    1,943,165                    23,045,583                    165,208,195                   169,199,924                      12,194,806                     6,280,145                    1,654,901                      474,686               (1,563,104,868)                  34,203,976                 (858,070,611)                (34,133,685)
     Surrenders                                                                                    (13,322,303)                        (87,746)                  (2,573,208)                     (13,784)                  (2,911,983)                     (77,213)                 (13,406,033)                  (2,184,030)                  (1,143,642)                     (981,989)                   (37,558,898)                   (8,067,777)                     (2,216,738)                   (1,188,543)                    (189,062)                      (9,977)                (134,085,695)                (122,793,315)                 (67,909,601)                (41,696,477)
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            284,796,425                      41,979,732                   45,118,772                    3,059,721                   42,535,468                    8,861,685                  114,611,476                   50,563,550                    3,119,078                    25,136,063                    316,383,893                   218,650,851                      15,152,825                    16,033,166                    3,517,378                    1,341,349               (1,536,613,155)                 263,959,026                 (824,275,221)                 49,256,107
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             40,393,778                      68,515,248                   21,143,468                    3,352,875                   20,187,481                    9,736,369                   66,611,806                   59,246,310                    7,365,203                    16,745,679                     18,624,622                   316,076,795                      16,566,696                    14,962,635                    3,699,028                    1,354,260               (1,725,578,449)                 642,793,356                 (750,367,517)                214,239,247
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                            68,515,248                               -                    3,352,875                            -                    9,736,369                            -                   59,246,310                            -                   16,745,679                             -                    316,076,795                             -                      25,915,795                    10,953,160                    1,354,260                            -                1,725,578,449                1,082,785,093                  750,367,517                 536,128,270
                                                                               -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 108,909,026                    $ 68,515,248                 $ 24,496,343                  $ 3,352,875                 $ 29,923,850                  $ 9,736,369                $ 125,858,116                 $ 59,246,310                 $ 24,110,882                  $ 16,745,679                  $ 334,701,417                 $ 316,076,795                    $ 42,482,491                  $ 25,915,795                  $ 5,053,288                  $ 1,354,260                          $ -              $ 1,725,578,449                          $ -               $ 750,367,517
                                                                               =================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               ================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AAF                                                           AVP                                                       AVP                                                       AVP                                                       AVP                                                         AVP                                                           AVP                                                         AVP
                                                                                    Small Capitalization                                            Short Term Multi Market                                    Premier Growth                                           Growth & Income                                            US Government                                                Total Return                                                 International                                                Money Market
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended                    Year Ended                   Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                          $ -                    $ (3,010,669)                         $ -                       $ (732)                         $ -                    $ (51,984)                         $ -                    $ (35,341)                         $ -                     $ (10,275)                           $ -                     $ (16,995)                            $ -                     $ (13,696)                         $ -                     $ 14,345
     Net Realized Gain (Loss)                                                                                -                      61,556,674                            -                       (3,857)                           -                    5,522,650                            -                    2,415,677                            -                        90,347                              -                       877,532                               -                       402,674                            -                            -
     Net Unrealized Gain (Loss) On Investments                                                               -                     (52,304,469)                           -                        6,336                            -                   (4,726,345)                           -                   (1,710,317)                           -                      (121,537)                             -                      (684,546)                              -                      (266,469)                           -                            -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                      -                       6,241,536                            -                        1,747                            -                      744,321                            -                      670,019                            -                       (41,465)                             -                       175,991                               -                       122,509                            -                       14,345
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                      -                      12,428,511                            -                            -                            -                        8,142                            -                       17,750                            -                           301                              -                         9,458                               -                        11,242                            -                        1,033
     Net Transfers Between Sub-accounts                                                                      -                    (697,343,674)                           -                     (146,424)                           -                  (10,361,838)                           -                   (7,630,621)                           -                    (2,014,111)                             -                    (3,434,299)                              -                    (2,844,347)                           -                   (1,000,600)
     Surrenders                                                                                              -                     (21,725,325)                           -                       (8,390)                           -                     (747,049)                           -                     (364,596)                           -                       (83,493)                             -                      (342,232)                              -                      (151,524)                           -                     (571,038)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                      -                    (706,640,488)                           -                     (154,814)                           -                  (11,100,745)                           -                   (7,977,467)                           -                    (2,097,303)                             -                    (3,767,073)                              -                    (2,984,629)                           -                   (1,570,605)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                      -                    (700,398,952)                           -                     (153,067)                           -                  (10,356,424)                           -                   (7,307,448)                           -                    (2,138,768)                             -                    (3,591,082)                              -                    (2,862,120)                           -                   (1,556,260)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                     -                     700,398,952                            -                      153,067                            -                   10,356,424                            -                    7,307,448                            -                     2,138,768                              -                     3,591,082                               -                     2,862,120                            -                    1,556,260
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                         $ -                             $ -                          $ -                          $ -                          $ -                          $ -                          $ -                          $ -                          $ -                           $ -                            $ -                           $ -                             $ -                           $ -                          $ -                          $ -
                                                                               ==============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================
                                                                               =============================================================================================================================================================================================================================================================================================================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                           AVP                                                          NBAMT                                                                  AST - Stein Roe
                                                                                     Government Income                                        Global Dollar Government Income                                    Utility Income                                                 Global Bond                                                 Conservative Investors                                         Growth Investors                                                   Growth                                                 World Privatization                                                 Partners                                                                Small Cap Blend
                                                                               ----------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                                        Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                  Year Ended
                                                                                      Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                       $ -                       $ (702)                             $ -                     $ (2,595)                             $ -                     $ (4,325)                             $ -                     $ (1,596)                             $ -                     $ (5,975)                             $ -                     $ (6,567)                             $ -                    $ (32,992)                             $ -                     $ (5,832)                             $ -                  $ 3,497,547                              $ -                   $ (39,039)
     Net Realized Gain (Loss)                                                                             -                       10,652                                -                      (66,646)                               -                      380,615                                -                       18,243                                -                      184,819                                -                      428,329                                -                    3,270,376                                -                      382,581                                -                   26,062,134                                -                    (790,805)
     Net Unrealized Gain (Loss) On Investments                                                            -                       (1,914)                               -                      116,497                                -                     (282,528)                               -                      (31,639)                               -                     (165,995)                               -                     (358,484)                               -                   (2,756,270)                               -                     (231,244)                               -                   11,385,231                                -                     194,637
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                   -                        8,036                                -                       47,256                                -                       93,762                                -                      (14,992)                               -                       12,849                                -                       63,278                                -                      481,114                                -                      145,505                                -                   40,944,912                                -                    (635,207)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                   -                            -                                -                        3,620                                -                          699                                -                          299                                -                        3,581                                -                        7,786                                -                       20,182                                -                           40                                -                    1,976,849                                -                     779,054
     Net Transfers Between Sub-accounts                                                                   -                     (119,769)                               -                     (563,950)                               -                     (914,578)                               -                     (296,522)                               -                   (1,200,140)                               -                   (1,383,147)                               -                   (6,894,254)                               -                   (1,260,991)                               -                 (560,656,639)                               -                  (8,663,776)
     Surrenders                                                                                           -                      (32,507)                               -                       (8,075)                               -                      (77,140)                               -                      (26,751)                               -                      (84,376)                               -                      (84,364)                               -                     (369,195)                               -                     (111,312)                               -                  (12,932,750)                               -                    (199,193)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                   -                     (152,276)                               -                     (568,405)                               -                     (991,019)                               -                     (322,974)                               -                   (1,280,935)                               -                   (1,459,725)                               -                   (7,243,267)                               -                   (1,372,263)                               -                 (571,612,540)                               -                  (8,083,915)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                   -                     (144,240)                               -                     (521,149)                               -                     (897,257)                               -                     (337,966)                               -                   (1,268,086)                               -                   (1,396,447)                               -                   (6,762,153)                               -                   (1,226,758)                               -                 (530,667,628)                               -                  (8,719,122)
                                                                               ----------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                  -                      144,240                                -                      521,149                                -                      897,257                                -                      337,966                                -                    1,268,086                                -                    1,396,447                                -                    6,762,153                                -                    1,226,758                                -                  530,667,628                                -                   8,719,122
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
     End of Period                                                                                      $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                         $ -
                                                                               ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    =========================================================
                                                                               =========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    ==========================================================    =========================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.      ORGANIZATION

        American Skandia Life Assurance  Corporation  Variable Account B - Class 1 (the "Account") is a separate  investment  account of American Skandia Life Assurance  Corporation  ("American
        Skandia" or  "Company").  The Account is registered  with the  Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations September 20, 1988.

        As of December 31, 2000, the Account consisted of seventy-nine  sub-accounts.  These financial  statements report on seventy-one  sub-accounts  offered in the LifeVest Personal Security
        Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors Plan II Annuity,  the Imperium Annuity,  the American Skandia Protector Annuity,  the Emerald Choice
        Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity, the Evergreen Skandia Harvester Annuity, the American Skandia
        Advisor Plan II Premier Annuity,  the Evergreen Skandia Harvester XTra Credit Annuity and American Skandia XTra Credit Premier.  Each of the seventy-one  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc.,
        ProFunds VP,  Evergreen  Variable  Annuity  Trust,  First Defined  Portfolio  Fund LLC or Davis  Variable  Account Fund,  Inc. (the  "Trusts").  American  Skandia  Investment  Services,
        Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,
        J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling, T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc.,
        Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
        Steers Capital  Management,  Inc.,  Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P., Fred Alger Management,  Inc., GAMCO
        Investors,  Inc., Zurich Scudder  Investments,  Inc., and Kinetics Asset  Management,  Inc. are the sub-advisors.  Montgomery Asset  Management,  L.P. is the investment  advisor for the
        Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo  Variable  Trust.  PADCO  Advisors II, Inc. is the  investment  advisor for the Rydex
        Variable Trust.  INVESCO Funds Group, Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment  advisor for ProFunds VP.
        Evergreen Investment  Management Company is the investment advisor for Evergreen VA Strategic Income,  Evergreen VA Equity Index,  Evergreen VA Blue Chip, Evergreen VA Omega,  Evergreen
        Asset  Management  Corp. is the investment  advisor for Evergreen VA Foundation,  Evergreen VA Small Cap Value, and Evergreen VA Global Leaders.  Mentor  Investment  Advisors LLC is the
        investment advisor for Evergreen VA Capital Growth.  Meridian Investment Company is the investment advisor for
1.      ORGANIZATION - continued

        the Evergreen VA Special Equity Fund. Mentor Perpetual Advisors LLC is the investment advisor to Evergreen VA Perpetual  International.  Davis Selected Advisers,  L.P. is the investment advisor to Davis Value.

        The investment advisors are paid fees for their services by the respective Trusts.

        The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

        During 2000, the following  sub-accounts  incurred a name change: AST American Century  International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap
        Value (formerly AST T. Rowe Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers
        Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett Growth and Income),  AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond) and
        ProFund VP UltraSmall-Cap (formerly ProFund VP Small Cap).

        The 1999 Statement of Operations and 1999 Statement of Changes in Net Assets have been restated to include one fund that is available for investment by contract holders

 2.     VALUATION OF INVESTMENTS

        The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.      ESTIMATES

        The preparation of financial  statements in conformity with generally  accepted  accounting  principles  requires that management make estimates and assumptions that affect the reported amounts of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.      INCOME TAXES

        American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Account.

4.      INCOME TAXES - continued

        Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several  states.  The Company  does not  anticipate  that these will be significant.  However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal  Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.      CONTRACT CHARGES

        The following contract charges are paid to American Skandia, which provides administrative services to the Account:

        Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

        Administrative  Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per  contractowner  account is deducted at the end of each contract year and on surrender.

        Transfer Fees - Charged at a rate of $10 for each transfer after the 12th or 20th for each contractowner account, in each annuity year, as set forth in the respective prospectus'.

        Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective  prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan
        Annuity, the American Skandia Advisors Plan II Annuity,  the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,
        American Skandia LifeVest Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity, the American Skandia Advisor Plan II Premier Annuity, the Evergreen
        Skandia  Harvester  XTra Credit  Annuity and American  Skandia XTra Credit  Premier.  These  charges may be imposed on the full or partial  surrender of certain  contracts.  There is no contingent deferred sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                             Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              AST- AIM                                       AST-AIM                                         AST-Alger                                           AST-Alger                                          AST-Alger                                         AST-Alliance                                        AST-Alliance                                               AST- American Century                               AST- American Century                                          AST- American Century
                                                                         Balanced Portfolio                           International Equity                                  All Cap Growth                                         Growth                                        Mid Cap Growth                                     Growth & Income                                     Growth                                                 International Growth I                              International Growth II                                            Income & Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 23,102,272      22,634,344                  16,903,883              17,748,560                          -                       -                           -                       -                          -                        -                 52,766,579              47,979,349                  17,059,819              19,009,242                  6,855,601               5,670,336                  28,704,924              34,328,425                             21,361,995              13,845,190
Units Purchased                                                            7,119,034       3,392,994                   4,210,289               1,720,323                 15,572,565                       -                     659,052                       -                    435,428                        -                  5,740,035               9,660,841                   4,793,115               2,525,645                  5,938,888               1,701,547                   1,525,058               2,387,422                              9,503,127               6,149,725
Units Transferred Between Sub-accounts                                     3,465,328        (741,362)                    (64,138)             (1,073,552)                14,041,924                       -                 139,959,589                       -                 89,067,748                        -                     11,210              (1,112,627)                  5,449,744              (3,335,785)                 5,040,621                (205,609)                 (1,589,145)             (5,791,989)                             3,489,536               2,364,939
Units Surrendered                                                         (3,396,221)     (2,183,704)                 (1,937,412)             (1,491,448)                (1,384,858)                      -                  (1,954,064)                      -                 (1,032,426)                       -                 (4,981,528)             (3,760,984)                 (1,505,886)             (1,139,283)                  (827,758)               (310,673)                 (2,300,289)             (2,218,934)                            (1,966,456)               (997,859)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       30,290,413      23,102,272                  19,112,622              16,903,883                 28,229,631                       -                 138,664,577                       -                 88,470,750                        -                 53,536,296              52,766,579                  25,796,792              17,059,819                 17,007,352               6,855,601                  26,340,548              28,704,924                             32,388,202              21,361,995
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:                                                                                                                                                                                        Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                        AST- American Century                          AST-Cohens & Steers                                   AST-Federated                           AST-Federated                                                   AST-Founders                                        AST-Gabelli                                        AST-Gabelli                                         AST-Invesco                                         AST-JanCap                                                      AST-Janus
                                                                         Strategic Balanced                                Real Estate                                     Aggressive Growth                          High Yield                                                       Passport                                         All Cap Value                                     Small Cap Value                                      Equity Income                                          Growth                                                     Overseas Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 13,944,535       6,714,065                   6,224,365               3,771,461                          0                       0                  41,588,401              40,170,144                  8,818,599                9,207,623                          -                       -                  21,340,168              24,700,211                 46,660,160              40,994,187                  94,850,623              80,631,598                             61,117,418              43,711,763
Units Purchased                                                            2,540,017       6,167,258                   1,783,109               2,295,153                     31,795                       0                   5,243,661               9,895,500                  6,371,241                  764,283                    199,495                       -                   2,636,286               4,232,548                  6,485,913               9,432,516                  16,634,541              22,575,336                              7,430,557              13,999,128
Units Transferred Between Sub-accounts                                      (717,794)      1,731,718                   4,496,188                 447,875                    165,027                       0                  (6,334,429)             (4,855,009)                 2,113,181                 (594,633)                 1,083,314                       -                     920,717              (6,293,301)                 1,073,082                (573,664)                 (3,643,238)             (1,954,630)                            (6,940,931)              6,415,887
Units Surrendered                                                         (1,268,578)       (668,506)                   (612,474)               (290,124)                      (247)                      0                  (3,582,808)             (3,622,234)                (1,057,216)                (558,674)                    (9,715)                      -                  (1,598,647)             (1,299,290)                (4,047,660)             (3,192,879)                 (8,591,153)             (6,401,681)                            (4,279,333)             (3,009,360)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       14,498,180      13,944,535                  11,891,188               6,224,365                    196,575                       0                  36,914,825              41,588,401                 16,245,805                8,818,599                  1,273,094                       -                  23,298,524              21,340,168                 50,171,495              46,660,160                  99,250,773              94,850,623                             57,327,711              61,117,418
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                Class 1 Sub-accounts Investing In:                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST-Janus                                 AST-Janus                                          AST-Janus                                         AST - Kemper                                      AST - Kinetics                                        AST - Lord Abbett                                  AST - Lord Abbett                                   AST - Marsico                                         AST - MFS                                  AST - MFS
                                                                               Mid Cap Growth                           Small Cap Growth                                   Stategic Value                                        Small Cap Value                                   Internet                                             Bond Debenture                                     Small Cap Value                                    Capital Growth                                       Global Equity                                  Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended          Year Ended         Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999      Dec. 31, 2000       Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period                                          -               -                  32,134,969              15,003,001                          -                       -                  53,349,003                       -                          -                        -                          -                       -                   6,597,544               4,081,870                 78,684,943              40,757,449                     116,756                       -        409,467                       -
Units Purchased                                                            4,549,468               -                   1,691,590               7,636,717                    120,529                       -                  12,668,203               2,444,262                     23,995                        -                     34,974                       -                   2,903,934               2,567,431                 21,621,804              28,766,864                   1,428,941                  18,623      4,001,534                 232,164
Units Transferred Between Sub-accounts                                     5,048,195               -                  (6,280,218)             10,866,270                    466,510                       -                   3,826,659              54,737,624                     92,835                        -                    630,083                       -                   6,271,107                 194,596                    276,496              12,618,011                   1,335,516                  98,669      3,271,065                 179,355
Units Surrendered                                                           (171,561)              -                  (2,011,248)             (1,371,019)                      (981)                      -                  (6,222,586)             (3,832,883)                      (467)                       -                    (14,804)                      -                    (579,532)               (246,353)                (5,955,552)             (3,457,381)                    (78,200)                   (536)      (166,580)                 (2,052)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ---------------------------------------------------------------------------------------
Units Outstanding End of the Period                                        9,426,102               -                  25,535,093              32,134,969                    586,058                       -                  63,621,279              53,349,003                    116,363                        -                    650,253                       -                  15,193,053               6,597,544                 94,627,691              78,684,943                   2,803,013                 116,756      7,515,486                 409,467
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    =======================================================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    =======================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:                                                                                                                        Class 1 Sub-accounts Investing In:                                                                                                                         Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------   ----------------------------------------------------------------------------------------------------               ------------------------------------------------
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                      AST - MFS                                               AST                                      AST- Neuberger & Berman                             AST- Neuberger & Berman               AST - PIMCO                                                   AST - PIMCO                                      AST - Stanford Bernstein                                 AST - Scudder                                    AST - T. Rowe Price                                            AST - T. Rowe Price
                                                                         Growth with Income                               Money Market                                      Mid-Cap Growth                                       Mid-Cap Value                          Limited Bond                                                  Total Return Bond                                     Mgt Index 500                                           Japan                                          Asset Allocation                                                Global Bond
                                                                 ------------------------------------    ---------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ---------------------------------------------------------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    741,323               -                 187,609,708              75,855,442                 13,460,525              13,389,289                  37,864,586              16,410,121                 32,560,943               28,863,932                 73,530,507              64,224,618                  39,825,951              22,421,754                          -                       -                  22,002,028              18,469,315                             12,533,037              12,007,692
Units Purchased                                                            3,806,195         284,830                 172,045,225             145,554,856                  6,576,802               2,285,131                   4,112,369               4,135,450                  4,573,653                6,648,573                 10,867,479              19,275,213                   8,462,705              14,853,017                      6,590                       -                   2,308,846               5,405,080                              1,007,702               1,718,752
Units Transferred Between Sub-accounts                                     2,523,569         460,748                (154,154,744)             (8,907,753)                 8,088,785              (1,301,268)                  6,160,891              19,957,280                 (2,252,122)                 136,595                  5,273,481              (4,733,026)                  3,790,669               4,547,354                     77,885                       -                  (2,588,933)               (202,122)                            (1,210,212)               (294,406)
Units Surrendered                                                           (133,460)         (4,255)                (33,006,983)            (24,892,837)                (1,608,262)               (912,627)                 (3,579,147)             (2,638,265)                (3,835,518)              (3,088,157)                (7,126,227)             (5,236,298)                 (3,244,236)             (1,996,174)                       (81)                      -                  (2,017,743)             (1,670,245)                            (1,111,025)               (899,001)
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,937,627         741,323                 172,493,206             187,609,708                 26,517,850              13,460,525                  44,558,699              37,864,586                 31,046,956               32,560,943                 82,545,240              73,530,507                  48,835,089              39,825,951                     84,394                       -                  19,704,198              22,002,028                             11,219,502              12,533,037
                                                                 ========================================================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 =======================================================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                     Class 1 Sub-accounts Investing In:                                                                                                                                                                             Class 1 Sub-accounts Investing In:                                                                                                                                                                                           Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                      Davis                                            Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                           Evergreen                                                      Evergreen
                                                                          Natural Resources                    Value Fund                                        VA Blue Chip                                          VA Capital Growth                                   VA Equity Index                                      VA Foundation                                    VA Global Leaders                           VA Omega                                               VA Perpetual International                                         VA Small Cap Value
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                  6,201,327       5,697,453                           -                       -                          -                       -                           -                       -                          -                        -                          -                       -                      23,101                       -                          -                       -                           -                       -                                      -                       -
Units Purchased                                                              891,162       1,036,562                     168,437                       -                    323,390                       -                     258,526                       -                    259,407                        -                    667,039                       -                     462,902                   7,592                  1,515,312                       -                      56,131                       -                                 66,275                       -
Units Transferred Between Sub-accounts                                       (79,604)        (88,890)                     27,420                       -                     31,182                       -                      11,222                       -                     44,420                        -                     92,253                       -                     446,486                  15,558                    133,633                       -                       1,425                       -                                   (350)                      -
Units Surrendered                                                           (491,902)       (443,798)                       (654)                      -                     (3,234)                      -                        (862)                      -                       (873)                       -                     (3,402)                      -                     (44,731)                    (49)                   (11,470)                      -                        (148)                      -                                   (435)                      -
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,520,983       6,201,327                     195,203                       -                    351,338                       -                     268,886                       -                    302,954                        -                    755,890                       -                     887,758                  23,101                  1,637,475                       -                      57,408                       -                                 65,490                       -
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                            Class 1 Sub-accounts Investing In:                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                      Evergreen                                 Evergreen                                           INVESCO                                                    INVESCO                                            INVESCO                                             INVESCO                                            INVESCO                                           Montgomery                                             Nike                                                         Profunds
                                                                    VA Special Equity                            VA Strategic Income                              VIF Dynamics                                         VIF Financial Services                               VIF Health Sciences                               VIF Telecommunications                               VIF Technology Funds                                 Emerging Markets                                     First Trust 100                                                  VP Ultra OTC
                                                                 ------------------------------------    ------------------------------------------------     ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    152,342               -                           -                       -                  2,022,585                       -                     759,104                       -                    786,518                        -                  4,184,526                       -                   4,622,242                       -                 12,060,036              10,534,383                           -                       -                              2,906,024                       -
Units Purchased                                                            1,109,747          25,338                     120,079                       -                  3,969,062                 197,621                   3,005,893                 208,880                  5,378,661                  209,738                  8,069,101                 673,205                  12,017,020                 979,105                  2,474,507               2,387,735                     706,560                       -                              4,076,427                 340,838
Units Transferred Between Sub-accounts                                       529,633         128,440                        (810)                      -                  6,027,609               1,836,705                  10,722,351                 559,373                 13,821,022                  586,420                  6,537,477               3,552,399                  14,569,486               3,679,123                   (710,436)               (275,348)                  2,039,296                       -                             11,438,688               2,592,154
Units Surrendered                                                            (60,577)         (1,436)                       (711)                      -                   (609,429)                (11,741)                   (395,712)                 (9,149)                  (604,796)                  (9,640)                  (934,986)                (41,078)                 (1,717,635)                (35,986)                  (924,635)               (586,734)                    (55,421)                      -                               (823,611)                (26,968)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        1,731,145         152,342                     118,558                       -                 11,409,827               2,022,585                  14,091,636                 759,104                 19,381,405                  786,518                 17,856,118               4,184,526                  29,491,113               4,622,242                 12,899,472              12,060,036                   2,690,435                       -                             17,597,528               2,906,024
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                                                                                Class 1 Sub-accounts Investing In:
                                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                      Profunds                                  Profunds                                             Rydex                                               Rydex                                              Rydex                                               WFVT                                                WFVT                                                AAF                                                 AAF                                                           WFVT
                                                                      VP Europe                                VP Ultra Small Cap                                      Nova                                                Ursa                                                OTC                                            Equity Value                                                   Equity Income                              Growth                                                      Mid Cap Growth                                            US Government Allocation
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                             Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999                          Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    273,963               -                     813,904                       -                  5,474,129                       -                   1,803,669                       -                 18,520,440                        -                  2,826,839               1,148,849                     136,006                       -                 20,747,944              17,168,792                  18,904,907              17,559,963                                      0               2,707,641
Units Purchased                                                              901,380          26,492                     951,343                  13,406                  2,485,894               1,420,967                     237,416                 306,109                 10,862,830                4,432,010                    527,611               1,134,203                     208,581                  88,892                  1,829,435               4,910,321                   2,180,794               3,804,702                                      0                 415,298
Units Transferred Between Sub-accounts                                     1,373,170         248,716                   1,758,770                 807,506                  8,190,715               4,273,499                     352,644               1,596,433                  5,100,518               14,693,058                  1,292,554                 651,134                     176,174                  48,105                (20,988,624)                328,071                 (19,602,951)             (1,203,604)                                     0              (3,013,391)
Units Surrendered                                                           (220,951)         (1,245)                   (265,443)                 (7,008)                (1,351,386)               (220,337)                   (124,130)                (98,873)                (2,303,995)                (604,628)                  (204,116)               (107,347)                    (17,775)                   (991)                (1,588,755)             (1,659,240)                 (1,482,750)             (1,256,154)                                     0                (109,548)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    ------------------------------------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    ------------------------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        2,327,562         273,963                   3,258,574                 813,904                 14,799,352               5,474,129                   2,269,599               1,803,669                 32,179,793               18,520,440                  4,442,888               2,826,839                     502,986                 136,006                          -              20,747,944                           -              18,904,907                                      0                       0
                                                                 ====================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================================   =================================================   ================================================   =================================================   ================================================    ================================================               ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                                                                   Purchases                                             Sales
                                                                                                  Year Ended                Year Ended                Year Ended                Year Ended                        Part 3                       Part 5                      Total Purchases
                                                                                                 Dec. 31, 2000             Dec. 31, 1999             Dec. 31, 2000             Dec. 31, 1999
                                                                                          ---------------------------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------
            AST - AIM Balanced Portfolio                                                               $ 258,537,532              $ 91,288,190              $ 66,575,786              $ 44,978,162                                 258,537,532                           0                  258,537,532
            AST - AIM International Equity Portfolio                                                     783,616,851               486,316,981               619,213,903               481,653,671                                 728,105,776                  55,511,075                  783,616,851
            AST - Alger All Cap Growth Portfolio                                                         393,032,936                         -               105,214,087                         -                                 261,391,168                 131,641,768                  393,032,936
            AST - Alger Growth Portfolio                                                               1,418,645,272                         -                33,402,518                         -                               1,418,645,272                           0                1,418,645,272
            AST - Alger Mid-Cap Growth Portfolio                                                         971,283,520                         -                84,110,327                         -                                 971,283,520                           0                  971,283,520
            AST - Alliance Growth & Income Portfolio                                                     527,154,143               640,040,665               343,726,635               452,504,714                                 527,154,143                           0                  527,154,143
            AST - Alliance Growth Portfolio                                                              334,559,396               101,569,953               118,831,888               101,507,580                                 334,559,396                           0                  334,559,396
            AST - American Century International Growth I Portfolio                                      498,623,191                76,803,802               292,911,616                62,309,042                                 329,850,406                 168,772,785                  498,623,191
            AST - American Century International Growth II Portfolio                                     278,655,836               597,074,887               276,326,506               659,959,681                                 278,655,836                           0                  278,655,836
            AST - American Century Income and Growth Portfolio                                           273,916,925               140,724,960                83,890,915                21,418,069                                 273,916,925                           0                  273,916,925
            AST - American Century Startegic Balanced Portfolio                                           47,910,585               109,084,805                27,385,768                10,056,959                                  47,910,585                           0                   47,910,585
            AST - Cohens & Steers Real Estate Portfolio                                                  141,121,411                50,543,202                87,029,368                28,665,886                                 118,833,481                  22,287,930                  141,121,411
            AST - Federated Aggressive Growth Portfolio                                                    1,957,773                         -                    76,907                         -                                   1,886,237                      71,536                    1,957,773
            AST - Federated High Yield Bond Portfolio                                                    295,644,131               381,599,584               315,499,624               320,878,213                                 295,644,131                           0                  295,644,131
            AST -  Founders Passport Portfolio                                                           683,578,886               131,647,392               437,095,244               131,666,420                                 321,610,001                 361,968,885                  683,578,886
            AST - Gabelli All-Cap Value Portfolio                                                         15,674,150                         -                 2,971,486                         -                                  13,156,490                   2,517,660                   15,674,150
            AST - Gabelli Small-Cap Value Portfolio                                                      192,662,634                95,642,348               158,163,876               133,607,738                                 192,662,634                           0                  192,662,634
            AST - Invesco Equity Income Portfolio                                                        422,882,115               386,585,921               267,806,531               244,093,440                                 422,882,115                           0                  422,882,115
            AST -  Jancap Growth Portfolio                                                             2,245,988,092             2,796,844,434             1,540,228,581             2,033,899,820                               2,245,988,092                           0                2,245,988,092
            AST - Janus Overseas Growth Portfolio                                                      1,020,333,852             1,061,332,081             1,129,149,583               798,115,548                               1,020,333,852                           0                1,020,333,852
            AST -  Janus Mid-Cap Growth Portfolio                                                        110,984,866                         -                22,958,901                         -                                  87,119,693                  23,865,173                  110,984,866
            AST - Janus Small-Cap Growth Portfolio                                                       242,959,758               723,175,630               364,563,038               283,189,711                                 242,959,758                           0                  242,959,758
            AST - Janus Strategic Value Portfolio                                                          5,866,663                         -                    74,369                         -                                   5,857,653                       9,010                    5,866,663
            AST - Kemper Small Cap Value Portfolio                                                       731,789,178               823,089,514               516,831,075               378,517,353                                 731,789,178                           0                  731,789,178
            AST - Kinetics Internet Portfolio                                                              1,927,969                         -                   817,332                         -                                   1,119,021                     808,948                    1,927,969
            AST - Lord Abbett Bond Debenture Portfolio                                                     8,005,670                         -                 1,491,563                         -                                   6,638,095                   1,367,575                    8,005,670
            AST - Lord Abbett Small Cap Value Portfolio                                                  142,485,391                54,838,623                39,468,963                30,561,202                                 142,485,391                           0                  142,485,391
            AST - Marsico Capital Growth Portfolio                                                       807,813,793               879,393,216               467,185,960               301,330,985                                 807,813,793                           0                  807,813,793
            AST - MFS Global Equity Portfolio                                                             41,459,861                 1,303,154                13,005,959                   126,366                                  30,437,528                  11,022,333                   41,459,861
            AST - MFS Growth Portfolio                                                                    82,409,448                 5,316,905                 1,948,251                 1,053,763                                  82,409,448                           0                   82,409,448
            AST - MFS Growth with Income Portfolio                                                        70,770,763                 7,618,990                 5,886,140                    96,968                                  70,770,763                           0                   70,770,763
            AST - Money Market                                                                        10,326,881,028             8,302,470,432            10,416,107,793             6,890,577,897                               2,257,731,847               8,069,149,181               10,326,881,028
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                                          1,302,862,923               205,579,429               864,796,399               184,743,622                                 818,696,078                 484,166,845                1,302,862,923
            AST - Neuberger & Berman Mid-Cap Value Portfolio                                             386,240,662               622,937,476               259,315,076               236,425,703                                 386,240,662                           0                  386,240,662
            AST - PIMCO Limited Bond Portfolio                                                           190,372,250               185,820,697               192,552,556               129,411,273                                 190,372,250                           0                  190,372,250
            AST - PIMCO Total Return Bond Portfolio                                                      482,933,928               447,172,927               324,120,456               269,314,929                                 482,933,928                           0                  482,933,928
            AST - Sanford Bernstein Mgt Index 500 Portfolio                                              518,473,977               572,787,620               349,987,079               331,533,863                                 518,473,977                           0                  518,473,977
            AST - Scudder Japan Portfolio                                                                 13,097,441                         -                12,363,273                         -                                   3,595,679                   9,501,762                   13,097,441
            AST - Stein Roe Capital Blend                                                                          -                 1,679,491                         -                 9,802,445                                           0                           0                            0
            AST - T. Rowe Price Asset Allocation Portfolio                                                59,072,178               124,689,009                94,823,013                57,520,786                                  59,072,178                           0                   59,072,178
            AST - T. Rowe Price Global Bond Portfolio                                                     26,014,721                57,520,704                38,985,338                41,654,685                                  26,014,721                           0                   26,014,721
            AST - T. Rowe Price Natural Resources Portfolio                                              110,251,264                85,803,953               102,575,783                68,484,095                                 110,251,264                           0                  110,251,264
            AAF - Growth                                                                                           -             1,384,290,382             1,859,045,856             1,011,406,666
            AAF - Mid Cap                                                                                          -               691,951,095             1,945,486,466               568,707,667
            AAF - Small Cap                                                                                        -               198,078,542                         -               851,407,831
            Advisors Management Trust - Partners                                                                   -                15,831,635                         -               573,894,796                                           0                           0                            0
            Alliance Short Term Multi Market                                                                       -                     4,716                         -                   160,261                                           0                           0                            0
            Alliance Premium Growth                                                                                -                    62,596                         -                11,215,326                                           0                           0                            0
            Alliance Growth & Income                                                                               -                     8,405                         -                 8,021,213                                           0                           0                            0
            Alliance U.S. Government                                                                               -                       300                         -                 2,107,960                                           0                           0                            0
            Alliance Total Return                                                                                  -                     9,306                         -                 3,793,374                                           0                           0                            0
            Alliance International                                                                                 -                    36,606                         -                 3,034,931                                           0                           0                            0
            Alliance Money Market                                                                                  -                   318,949                         -                 1,875,269                                           0                           0                            0
            Alliance North American Government Income                                                              -                         -                         -                   152,990                                           0                           0                            0
            Alliance Global Dollar Government Income                                                               -                     2,849                         -                   573,909                                           0                           0                            0
            Alliance Utility Income                                                                                -                     4,692                         -                 1,000,035                                           0                           0                            0
            Alliance Global Bond                                                                                   -                    63,108                         -                   387,717                                           0                           0                            0
            Alliance Conservative Investors                                                                        -                     2,004                         -                 1,288,914                                           0                           0                            0
            Alliance Growth Investors                                                                              -                     6,987                         -                 1,473,333                                           0                           0                            0
            Alliance Growth                                                                                        -                    33,468                         -                 7,309,727                                           0                           0                            0
            Alliance World Privatization                                                                           -                         -                         -                 1,378,094                                           0                           0                            0
            Davis Value Fund                                                                               1,945,226                         -                    20,153                         -                                   1,933,266                      11,960                    1,945,226
            Evergreen - VA Blue Chip Fund                                                                  3,475,517                         -                    24,451                         -                                   3,475,517                           0                    3,475,517
            Evergreen - VA Capital Growth Fund                                                             3,079,580                         -                    10,836                         -                                   3,079,580                           0                    3,079,580
            Evergreen - VA Equity Index Fund                                                               3,171,853                         -                    34,749                         -                                   3,171,853                           0                    3,171,853
            Evergreen - VA Foundation Fund                                                                 7,881,270                         -                   157,893                         -                                   7,725,395                     155,875                    7,881,270
            Evergreen - VA Global Leaders Fund                                                            17,140,823                   282,237                 7,687,135                    31,560                                   9,730,724                   7,410,099                   17,140,823
            Evergreen - VA Omega Fund                                                                     16,510,341                         -                     5,091                         -                                  16,510,341                           0                   16,510,341
            Evergreen - VA Perpetual International Fund                                                    1,573,959                         -                 1,028,573                         -                                   1,015,292                     558,667                    1,573,959
            Evergreen - VA Small Cap Value Fund                                                              786,159                         -                    26,247                         -                                     761,708                      24,451                      786,159
            Evergreen - VA Special Equity Fund                                                            22,464,879                 1,711,437                 2,620,060                    63,711                                  21,797,286                     667,593                   22,464,879
            Evergreen - VA Strategic Income Fund                                                           1,292,099                         -                    48,824                         -                                   1,279,854                      12,245                    1,292,099
            INVESCO - VIF Dynamics Fund                                                                  301,756,728                32,610,447               149,011,538                 8,942,179                                 185,253,252                 116,503,476                  301,756,728
            INVESCO - VIF Financial Services Fund                                                        256,988,338                11,931,200                90,691,898                 3,420,087                                 181,189,807                  75,798,531                  256,988,338
            INVESCO - VIF Health Sciences Fund                                                           338,931,043                13,625,683                85,929,824                 5,323,759                                 271,318,767                  67,612,276                  338,931,043
            INVESCO - VIF Telecommunications Fund                                                        615,583,355                64,042,700               378,330,230                13,011,352                                 262,979,941                 352,603,414                  615,583,355
            INVESCO - VIF Technology Fund                                                              1,038,875,827                71,426,192               542,973,728                10,730,858                                 531,780,627                 507,095,200                1,038,875,827
            Montgomery - Emerging Markets Portfolio                                                      177,100,302               111,698,539               169,274,865               101,005,955                                 112,707,505                  64,392,797                  177,100,302
            Nike - First Trust 10 Portfolio                                                               34,442,702                         -                 8,378,218                         -                                  25,454,864                   8,987,838                   34,442,702
            Profunds - VP Ultra OTC                                                                      571,805,762                79,939,233               268,307,700                38,056,581                                 280,450,676                 291,355,086                  571,805,762
            Profunds - VP Europe                                                                         484,273,949                 4,289,567               439,631,403                 1,234,074                                  26,270,890                 458,003,059                  484,273,949
            Profunds - VP Ultra Small Cap                                                                547,986,421                49,680,888               505,437,761                40,834,895                                  30,972,318                 517,014,103                  547,986,421
            Rydex - Nova                                                                                 740,193,318               321,392,769               615,533,775               268,931,809                                 148,515,259                 591,678,059                  740,193,318
            Rydex - Ursa                                                                                 291,957,732               347,175,972               288,580,337               322,299,815                                  33,296,974                 258,660,758                  291,957,732
            Rydex - OTC                                                                                1,682,665,837               952,393,483             1,348,678,957               731,335,364                                 508,498,492               1,174,167,345                1,682,665,837
            WFVT - Equity Value Fund                                                                      26,708,799                18,846,795                11,771,053                 2,909,340                                  26,708,799                           0                   26,708,799
            WFVT - Equity Income Fund                                                                      4,249,309                 1,390,159                   672,048                    38,965                                   4,249,309                           0                    4,249,309

                                                                                          ---------------------------------------------------------------------------------------------------------               --------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------               --------------------------------------------------------------------------------------
                                                                                                    $ 33,661,294,091          $ 24,621,439,916          $ 28,798,869,135          $ 19,337,020,906                              19,825,918,793              13,835,375,298               33,661,294,091
                                                                                          =========================================================================================================               ======================================================================================
                                                                                          ========================================================================================================               ======================================================================================

                                                                                                                                                                                                                                                         15,571,757,108.00
                                                                                                                                                                                                                                                            518,526,325.00
                                                                                                                                                                                                                                                          1,213,719,641.00
                                                                                                                                                                                                                                                         13,839,511,142.00